                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-K
(Mark One)

[ ] ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED]
For the fiscal year ended ____________________

                                       OR

[X] TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED]
For the transition  period from September 1, 1995 to February 29, 1996
                                -----------------    -----------------

                           COMMISSION FILE NO. 0-7570

                         CANANDAIGUA WINE COMPANY, INC.
                         ------------------------------
             (Exact name of registrant as specified in its charter)


                 DELAWARE                          16-0716709
            ------------------                 ------------------
       (State or other jurisdiction of         (I.R.S. Employer
        incorporation or organization)         Identification No.)

                 116 BUFFALO STREET, CANANDAIGUA, NEW YORK 14424
                 -----------------------------------------------
               (Address of principal executive offices) (Zip Code)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE  (716) 394-7900
                                                            --------------

           SECURITIES REGISTERED PURSUANT TO SECTION 12(b) OF THE ACT:

                                               Name of each exchange
                  Title of each class           on which registered
                  -------------------          --------------------
                           None                        None

           SECURITIES REGISTERED PURSUANT TO SECTION 12(g) OF THE ACT:

                 Class A Common Stock (Par Value $.01 Per Share)
                 -----------------------------------------------
                                (Title of Class)

                 Class B Common Stock (Par Value $.01 Per Share)
                 -----------------------------------------------
                                (Title of Class)

Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.  Yes  X    No
                                        ---      ---

Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of Registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [X]

The aggregate market value of the voting stock held by non-affiliates of the Registrant, as of May 22, 1996, was $440,853,141.

The number of shares outstanding with respect to each of the classes of common stock of the Registrant, as of May 23, 1996, is as follows:

                                                 NUMBER OF SHARES OUTSTANDING
         CLASS                                   AS OF MAY 23, 1996
         -----                                   ----------------------------
Class A Common Stock, Par Value $.01 Per Share         16,300,136
Class B Common Stock, Par Value $.01 Per Share          3,343,458


================================================================================

                                     PART I

ITEM 1.          BUSINESS

     UNLESS THE CONTEXT OTHERWISE REQUIRES, THE TERM "COMPANY" REFERS TO CANANDAIGUA WINE COMPANY, INC. AND ITS SUBSIDIARIES, ALL REFERENCES TO "NET SALES" REFER TO GROSS REVENUES LESS EXCISE TAXES AND RETURNS AND ALLOWANCES TO CONFORM WITH THE COMPANY'S METHOD OF CLASSIFICATION, AND ALL REFERENCES TO THE COMPANY'S FISCAL YEAR SHALL REFER TO THE YEAR ENDED AUGUST 31 OF THE INDICATED YEAR, EXCEPT, HOWEVER, REFERENCES TO FISCAL 1997 SHALL REFER TO THE COMPANY'S FISCAL YEAR ENDING FEBRUARY 28, 1997. MARKET SHARE AND INDUSTRY DATA DISCLOSED IN THIS REPORT HAVE BEEN OBTAINED FROM THE FOLLOWING INDUSTRY AND GOVERNMENT
PUBLICATIONS: WINES & VINES; THE GOMBERG-FREDRIKSON REPORT; JOBSON'S LIQUOR HANDBOOK; JOBSON'S WINE HANDBOOK; NIELSEN WINE SCAN; JOBSON'S BEER HANDBOOK; ADAMS/JOBSON'S HANDBOOK ADVANCE; THE U.S. WINE MARKET: IMPACT DATABANK REVIEW AND FORECAST; THE U.S. BEER MARKET: IMPACT DATABANK REVIEW AND FORECAST; BEER MARKETER'S INSIGHTS; BEER INDUSTRY UPDATE; U.S. DEPARTMENT OF THE TREASURY STATISTICAL RELEASES; AND THE MAXWELL CONSUMER REPORT. THE COMPANY HAS NOT INDEPENDENTLY VERIFIED THIS DATA. REFERENCES TO MARKET SHARE DATA ARE BASED ON UNIT VOLUME.

     THIS TRANSITION REPORT ON FORM 10-K CONTAINS FORWARD-LOOKING STATEMENTS. THE COMPANY DESIRES TO TAKE ADVANTAGE OF THE "SAFE HARBOR" WHICH IS AFFORDED SUCH STATEMENTS UNDER THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995 WHEN THEY ARE ACCOMPANIED BY MEANINGFUL CAUTIONARY STATEMENTS IDENTIFYING IMPORTANT FACTORS THAT COULD CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE IN THE FORWARD-LOOKING STATEMENTS. SUCH CAUTIONARY STATEMENTS ARE SET FORTH UNDER THE HEADING "IMPORTANT INFORMATION REGARDING FOWARD-LOOKING STATEMENTS" LOCATED IN
ITEM 7 "MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS" OF THIS TRANSITION REPORT ON FORM 10-K.

     The Company is a Delaware corporation organized in 1972 as the successor to a business founded in 1945 by Marvin Sands, Chairman of the Board of the Company.

     During January 1996, the Board of Directors of the Company changed the Company's fiscal year end from the twelve month period ending August 31 to the twelve month period ending the last day of February. Accordingly, this Transition Report on Form 10-K includes and presents information for the Company's transition period from September 1, 1995, to February 29, 1996 (the "Transition Period").

     The Company is a leading producer and marketer of branded beverage alcohol products, with over 125 national and regional brands which are distributed by over 1,200 wholesalers throughout the United States and in selected international markets. The Company is the second largest supplier of wines, the third largest importer of beers and the fifth largest supplier of distilled spirits in the United States. The Company's beverage alcohol brands are marketed in five general categories: table wines, sparkling wines, dessert wines, imported beer and distilled spirits, and include the following principal brands:

     TABLE WINES: Inglenook, Almaden, Paul Masson, Taylor California Cellars, Cribari, Manischewitz, Taylor, Marcus James, Deer Valley and Dunnewood

     SPARKING WINES: Cook's, J. Roget, Great Western and Taylor

     DESSERT WINES: Richards Wild Irish Rose, Cisco and Taylor

     IMPORTED BEER: Corona, St. Pauli Girl, Modelo Especial and Tsingtao

     DISTILLED SPIRITS: Fleischmann's, Barton, Mr. Boston, Canadian LTD, Ten High, Montezuma, Inver House and Monte Alban

     Based on available industry data, the Company believes that during calendar year 1995 it had a 22% share of the wine market, a 13% share of the imported beer market and an 8% share of the distilled spirits market in the United States. Within the wine market, the Company believes it had a 28% share of the non-varietal table wine market, a 12% share of the varietal table wine market, a 42% share of the dessert wine market and a 29% share of the sparkling wine market. Many of the Company's brands are leaders in their respective categories in the United States, including Corona, the second largest selling imported beer brand; Inglenook and Almaden, the fifth and sixth largest selling wine brands; Richards Wild Irish Rose, the largest selling dessert wine brand; Cook's champagne, the second largest selling sparkling wine brand; Fleischmann's, the fourth largest blended whiskey and fourth largest domestically bottled gin; Montezuma, the second largest selling tequila brand; and Monte Alban, the largest selling mezcal brand.

     The Company has diversified its product portfolio through a series of strategic acquisitions that have resulted in an increase in the Company's net sales from $176.6 million in fiscal 1991 to $987.1 million for the twelve months ended February 29, 1996. Through these acquisitions, the Company developed strong market positions in the growing beverage alcohol product categories of varietal table wine and imported beer. The Company ranks second and third in the varietal table wine and imported beer categories, respectively. From 1992 through 1995, industry shipments of varietal table wine and imported beer have grown 35% and 32%, respectively. The Company has successfully integrated the acquired businesses into its existing business and achieved significant cost reductions through reduced product and organizational costs. The Company has also strengthened its relationship with wholesalers, expanded its distribution and enhanced its production capabilities as well as acquired additional management, operational, marketing and research and development expertise.

     In October 1991, the Company acquired the Cook's, Cribari, Dunnewood and other brands and related facilities and assets from Guild Wineries and Distilleries, which enabled the Company to establish a significant market position in the California sparkling wine category and to enter the California table wine market. The Company acquired Barton Incorporated ("Barton") in June 1993, further diversifying into the imported beer and distilled spirits categories (the "Barton Acquisition"). With the Barton Acquisition, the Company acquired distribution rights with respect to the Corona, St. Pauli Girl, and other imported beer brands; the Barton, Ten High, Montezuma, and other distilled spirits brands; and related facilities and assets. In October 1993, the Company acquired the Paul Masson, Taylor California Cellars and other brands and related facilities and assets of Vintners International Company, Inc. ("Vintners") (the "Vintners Acquisition"). In August 1994, the Company acquired the Almaden, Inglenook and other brands, a grape juice concentrate business and related facilities and assets (the "Almaden/Inglenook Product Lines") from Heublein, Inc. ("Heublein") (the "Almaden/Inglenook Acquisition"). On September 1, 1995, the Company acquired the Mr. Boston, Canadian LTD, Skol, Old Thompson, Kentucky Tavern, Glenmore and di Amore distilled spirits brands; the rights to the Fleischmann's and Chi-Chi's distilled spirits brands under long term license agreements; the U.S. rights to the Inver House, Schenley and El Toro distilled spirits brands; and related facilities and assets from United Distillers Glenmore, Inc. and certain of its North American affiliates (collectively, "UDG"); in addition, the transaction included multiyear agreements under which UDG will supply the Company with bulk whisky and the Company will supply UDG with services including continued packaging of various UDG brands not acquired by the Company (collectively, the "UDG Acquisition"). See "Recent Acquisitions."

     The Company's business strategy is to continue to strengthen its market position in each of its principal product categories. Key elements of its strategy include: (i) making selective acquisitions in the beverage alcohol industry to improve market position and capitalize on growth trends within the industry; (ii) improving operating efficiencies through reduced product and organizational costs of existing and acquired businesses; (iii) capitalizing on strong wholesaler relationships resulting from its expanded portfolio of brands; and (iv) expanding distribution into new markets and increasing penetration of existing markets primarily through line extensions and promotional activities.

RECENT ACQUISITIONS

     THE BARTON ACQUISITION. On June 29, 1993, the Company acquired all of the outstanding shares of capital stock of Barton. Barton was the eighth largest supplier of distilled spirits and fourth largest importer of beer in the United States. The Barton Acquisition has enabled the Company to diversify within the beverage alcohol industry by participating in the imported beer and distilled spirits markets, which have similar marketing approaches and distribution channels to the Company's wine business, and to take advantage of the experienced management team that developed Barton as a successful company. With this acquisition, the Company acquired the right to distribute Corona and Modelo Especial beer in 25 primarily western states, national distribution rights for St. Pauli Girl and Tsingtao and a diversified line of distilled spirits including Barton Gin and Vodka, Ten High Bourbon Whiskey and Montezuma Tequila.

     Barton is being operated independently by its current management as a subsidiary of the Company. Under the terms of the acquisition agreement for the Barton Acquisition, until August 31, 1996, consistent with past practices and subject to approval by the Company's Board of Directors of an annual operating plan, Ellis M. Goodman, the Chief Executive Officer of Barton, has full and exclusive strategic and operational responsibility for Barton and all of its subsidiaries. Also, as part of the Barton Acquisition, the Company extended Mr. Goodman's employment agreement with Barton. Accordingly, after August 31, 1996 and throughout the term of his employment agreement, Mr. Goodman continues to have full and complete authority to direct the day-to-day management of the business, operations and affairs of Barton. A more detailed description of Mr. Goodman's employment agreement is set forth under Item 11 "Executive Compensation" of this Transition Report on Form 10-K.

     THE VINTNERS ACQUISITION. On October 15, 1993, the Company acquired substantially all of the assets of Vintners, and assumed certain liabilities. Vintners was the United States' fifth largest supplier of wine with two of the country's most highly recognized brands, Paul Masson and Taylor California Cellars. The Vintners Acquisition enabled the Company to expand its wine portfolio to include several large and highly recognized table wine brands that are distributed by a substantially common wholesaler network. Vintners operations were immediately integrated with those of the Company at the closing of the acquisition. With this acquisition, the Company acquired the Paul Masson, Taylor California Cellars, Taylor, Deer Valley, St. Regis (nonalcoholic) and Great Western brands and related facililties.

     THE ALMADEN/INGLENOOK ACQUISITION. On August 5, 1994, the Company acquired the Inglenook and Almaden brands, currently the fifth and sixth largest selling table wines in the United States, a grape juice concentrate business, and wineries in Madera and Escalon, California, from Heublein. The Company also acquired Belaire Creek Cellars, Chateau La Salle and Charles Le Franc table wines, Le Domaine champagne and Almaden, Hartley and Jacques Bonet brandy. The accounts receivable and the accounts payable related to the acquired assets were not acquired by the Company.

     As a result of the Almaden/Inglenook Acquisition, the Company strengthened its position as the second largest supplier of wines in the United States. The acquisition of the Inglenook brand significantly expands the Company's restaurant and bar on-premises presence. Further, the Almaden/Inglenook Acquisition has resulted in the Company becoming the leading grape juice concentrate producer in the United States. The Company believes that the Almaden/Inglenook Acquisition enables the Company to achieve cost savings through the consolidation of its California winery operations.

     Heublein also agreed not to compete with the Company in the United States and Canada for a period of five years following the closing of the Almaden/Inglenook Acquisition in the production and sale of grape juice concentrate or sale of packaged wines bearing the designation "Chablis" or "Burgundy" except where, among other exceptions, such designations are currently used with certain brands retained by Heublein. Certain companies acquired by Heublein, however, may compete directly with the Company.

     Following the Almaden/Inglenook Acquisition, the Company has restructured its California winery operations (the "Restructuring Plan"). See "Management's Discussion and Analysis of Financial Condition and Results of Operations" and footnotes to the financial statements included in this Report on Form 10-K.

     THE UDG ACQUISITION. On September 1, 1995, the Company acquired from UDG, the Mr. Boston, Canadian LTD, Skol, Old Thompson, Kentucky Tavern, Glenmore and di Amore distilled spirits brands; the rights to the Fleischmann's and Chi-Chi's distilled spirits brands under long term license agreements; the U.S. rights to Inver House, Schenley and El Toro distilled spirits brands; and inventories and other related assets. The UDG Acquisition also included two of UDG's production facilities, one located in Owensboro, Kentucky, and the other located in Albany, Georgia. In addition, the transaction included multiyear agreements under which UDG will supply the Company with bulk whisky and the Company will supply UDG with services including continued packaging of various UDG brands not acquired by the Company.

     The UDG Acquisition doubled the Company's market share in the U.S. distilled spirits category. The Company is currently the fifth largest distilled spirits supplier in the United States. The UDG Acquisition also gave the Company a significantly larger presence in the cordial and liqueur category, which is more profitable than most other distilled spirits categories. Since the UDG Acquisition, the Company has significantly increased the size of its sales, marketing and administrative forces. The Company expects that the UDG Acquisition will enable the Company to realize economies of scale in the purchasing of materials and services and to capitalize on strong wholesaler relationships. During the Transition Period, the Company realized savings in its distilled spirits business in the purchase of packaging materials.

INDUSTRY

     The beverage alcohol industry in the United States consists of the production, importation, marketing and distribution of beer, wine and distilled spirits products. Over the past five years there has been increasing consolidation at the supplier, wholesaler and, in certain markets, retailer tiers of the beverage alcohol industry. As a result, it has become advantageous for certain suppliers to expand their portfolio of brands through acquisitions and internal development in order to take advantage of economies of scale and to increase their importance to a more limited number of wholesalers and, in certain markets, retailers. From 1978 through 1995, the overall per capita consumption of beverage alcohol products in the United States has generally declined. However, consumption of table wine, and in particular varietal table wine, and imported beer, has increased during the period.

     The following table sets forth the industry unit volumes for shipments of beverage alcohol products in the Company's five principal beverage alcohol product categories in the United States for the five calendar years ended December 31, 1995:

         INDUSTRY DATA              1991     1992      1993      1994      1995
         -------------              ----     ----      ----      ----      ----
Domestic Table Wines (a) (b)     285,282   308,169   300,953   307,481   318,546
Domestic Dessert Wines (a) (c)    35,181    32,449    29,698    27,634    25,439
Domestic Sparkling Wines (a)      24,386    23,794    23,600    22,855    22,298
Imported Beer (d)                109,212   114,590   127,418   144,527   151,470
Distilled Spirits (e)            147,025   148,017   144,162   140,504   137,931

- - ------------------------------

(a)  Units are in thousands of gallons. Data exclude sales of wine coolers.
(b)  Includes other special natural (flavored) wines under 14% alcohol.
(c) Includes dessert wines, other special natural (flavored) wines over 14% alcohol and vermouth.
(d)  Units are in thousands of cases (2.25 gallons per case).
(e)  Units are in thousands of 9-liter cases (2.378 gallons per case).

     TABLE WINES. Wines containing 14% or less alcohol by volume are generally referred to as table wines. Within this category, table wines are further characterized as either "non-varietal" or "varietal." Non-varietal wines include wines named after the European regions where similar types of wines were originally produced (e.g., burgundy), niche products and proprietary brands. Varietal wines are those named for the grape that comprises the principal component of the wine. Table wines that retail at less than $5.75 per 750 ml. bottle are generally considered to be popularly priced while those that retail at $5.75 or more per 750 ml. bottle are considered premium wines.

     From 1991 to 1995, shipments of domestic table wines increased at an average compound annual rate of 3%. In 1992, domestic table wine shipments increased 8% from the previous year; this rate of increase was markedly larger than in previous years and was attributed in large part to the November 1991 CBS television 60 MINUTES, FRENCH PARADOX broadcast about the healthful benefits of moderate red wine consumption. In 1995, domestic table wine shipments increased by 4% when compared to 1994, led by increased shipments of varietal table wines. The Company believes this improvement may be due in part to published reports, over recent years, from a number of sources, citing the health benefits of moderate wine consumption. Based on shipments of California table wines, which constituted approximately 88% of the total domestically produced table wine market in 1995, shipments of varietal wines have grown at an average compound annual rate of 13% since 1991, with shipments in the first four months of 1996 increasing 15% over the same period in the prior year. In contrast, shipments of non-varietal table wines have generally declined over the same period. The Company believes that the trends in table wine consumption reflect a general change in consumer preference from non-varietal to varietal table wines. For the first four months of calendar 1996, shipments of table wines increased 9% over the same period in 1995. Shipments of imported table wines have increased from
48.4 million gallons in 1991 to 60.3 million gallons in 1995. Imported table wines constituted 16% of the United States table wine market in 1995.

     DESSERT WINES. Wines containing more than 14% alcohol by volume are generally referred to as dessert wines. Dessert wines generally fall into the same price categories as table wines. In 1995, shipments of domestic dessert wines decreased 8% as compared to 1994. During the period from 1991 to 1995, shipments of domestic dessert wines declined at an average compound annual rate of 8%. Dessert wine consumption in the United States has been declining for many years, reflecting the impact of an increase in federal excise taxes in 1991 and a general shift in consumer preferences to table wines.

     SPARKLING WINES. Sparkling wines include effervescent wines like champagne and spumante. Sparkling wines generally fall into the same price categories as table wines. Shipments of sparkling wines declined at an average compound annual rate of 2% from 1991 to 1995, with shipments of domestic sparkling wines also declining 2% in 1995 as compared to 1994. Shipments of California sparkling wines, which constituted 88% of the domestically produced sparkling wine market in 1995, increased 10% in the first four months of 1996, as compared to the same period a year ago. The decline in sparkling wine consumption is believed to reflect continuing concerns about drinking and driving, as a large part of sparkling wine consumption occurs outside the home at social gatherings and restaurants.

     IMPORTED BEER. Shipments of imported beers have increased at an average compound annual rate of 9% from 1991 to 1995. Shipments of Mexican beers in 1995 increased 27% over 1994 as compared to an increase of 5% for the entire imported beer category. Imported beer shipments have increased 10% for the first quarter of calendar 1996 as compared to the same period a year ago. Shipments of imported beers as a percentage of the United States beer market, increased to 6.0% in 1995 from 5.5% in 1994. Imported beers, along with microbrews and super-premium priced domestic beers, are generally priced above the leading domestic premium brands.

     DISTILLED SPIRITS. Shipments of distilled spirits in the United States declined at an average compound annual rate of 2% from 1991 to 1995. Shipments of distilled spirits have been affected by many of the same trends evident in the rest of the beverage alcohol industry. Over the past five years, sales of most types of spirits have declined. The Company believes that distilled spirits can be divided into two general price segments, with distilled spirits selling for less than $7.00 per 750 ml. bottle being referred to as price value products and those selling for over $7.00 per 750 ml. bottle being referred to as premium products.

PRODUCT CATEGORIES

     The Company produces, imports and markets beverage alcohol products in five principal product categories: table wines, dessert wines, sparkling wines, imported beer and distilled spirits. The table below sets forth the net sales (in thousands of dollars) and unit volumes (in thousands of gallons) for all of the table, dessert and sparkling wines, grape juice concentrate and other wine-related products and services sold by the Company and under brands and products acquired in the Vintners Acquisition and the Almaden/Inglenook Acquisition for the 1993, 1994 and 1995 fiscal years and the Transition Period.

                                                                    TRANSITION
                   1993              1994              1995           PERIOD
                   ----              ----              ----           ------
    TOTAL      NET               NET               NET              NET
    WINES     SALES   VOLUME    SALES   VOLUME    SALES   VOLUME   SALES  VOLUME
    -----     -----   ------    -----   ------    -----   ------   -----  ------
Company
(a)        $254,379  41,373  $245,083  36,613  $209,957  35,481 $113,401  18,110

Vintners
(b)         157,706   24,868  125,923  20,461   141,790  20,949   78,260  11,135

Almaden/
Inglenook
(c)         233,408   45,029  237,853  46,269   251,779  45,000  132,534  23,442
           --------  ------- -------- -------  -------- ------- --------  ------
TOTAL      $645,493  111,270 $608,859 103,343  $603,526 101,430 $324,195  52,687

- - -----------------------------
(a) Data for fiscal years ended August 31, 1993, 1994 and 1995, and for the Transition Period. The data for the Company's fiscal years ended August 31, 1994 and 1995, and for the Transition Period, exclude the net sales for the brands and other products acquired in the Vintners Acquisition and the Almaden/Inglenook Acquisition.

(b) 1993 data is for the fiscal year ended July 31, 1993; 1994 and 1995 data is for the twelve months ended August 31, 1994 and 1995; and Transition Period data is for the six months ended February 29, 1996.

(c) 1993 data is for the fiscal year ended September 30, 1993; 1994 and 1995 data is for the twelve months ended August 31, 1994 and 1995; and Transition Period data is for the six months ended February 29, 1996.

     TABLE WINES. The Company sells over 40 different brands of non-varietal table wines, substantially all of which are marketed in the popularly priced segment, which constituted approximately 43% of the domestic table wine market in the United States for the 1994 calendar year, the latest year for which data is available. The Company also sells over 15 different brands of varietal table wines in both the popularly priced and premium categories. The table below sets forth the unit volumes (in thousands of gallons) for the domestic table wines sold by the Company and under domestic table wine brands acquired in the Vintners Acquisition and the Almaden/Inglenook Acquisition for the 1993, 1994 and 1995 fiscal years and for the Transition Period:

                                                             TRANSITION
                         1993         1994         1995        PERIOD
TABLE WINES             VOLUME       VOLUME       VOLUME       VOLUME
- - -----------             ------       ------       ------       ------
Non-varietal            56,696       52,610       47,774       23,593
Varietal                12,499       12,794       16,344        9,758
TOTAL (a)               69,195       65,404       64,118       33,351

- - -----------------------------
(a)  Excludes sales of wine coolers but includes sales of wine in bulk.


     The Company's table wine brands include:

     INGLENOOK: The fifth largest selling table wine brand and the seventh largest varietal wine in the United States with a significant restaurant and bar presence.

     ALMADEN: The sixth largest selling table wine brand and the eleventh largest varietal wine brand in the United States. Almaden is one of the oldest and best known table wines in the United States.

     PAUL MASSON: The tenth largest selling table wine brand in the United States. Paul Masson is offered in all major varietal and non-varietal product categories in a full range of sizes.

     TAYLOR CALIFORNIA CELLARS: The thirteenth largest domestic selling table wine brand in the United States. This brand is also offered in all major varietal and non-varietal product categories in a full range of sizes.

     DEER VALLEY: This line of California varietal and non-varietal table wines introduced in 1989 has had significant success in California. The Company has been expanding its distribution of this brand in other regions of the country.

     DUNNEWOOD: Unit volumes of this varietal wine from California's North Coast region have also increased significantly. This brand is marketed at the lower end of the premium price category.

     MANISCHEWITZ:  The  largest  selling  brand of  kosher  wine in the  United
     States.

     CRIBARI: A well-known brand of both varietal and non-varietal table wines, marketed in the popularly priced segment.

     TAYLOR: One of the United States' oldest brands of non-varietal wine, marketed primarily in the eastern half of the United States.

     RICHARDS WILD IRISH ROSE: A brand of table wine possessing unique taste characteristics which is a line extension of the nation's leading dessert wine brand.

     COOK'S: This varietal wine was created to take advantage of the brand recognition associated with Cook's sparkling wines.

     Unit volume sales of non-varietal table wines acquired in the Vintners and Almaden/Inglenook Acquisitions have declined, while varietal table wines have increased. The Company believes that these trends in the consumption of table wines reflect a general change in consumer preference from non-varietal wines to varietal table wines.

     The Company also markets a selection of popularly priced imported table wines. These brands include:

     MARCUS JAMES: One of the largest selling imported varietal wines in the United States. Marcus James is a line of varietal table wines which includes White Zinfandel, Chardonnay, Cabernet Sauvignon and Merlot. The Company owns the Marcus James brand and contracts for its production in Brazil.

     SANTA CAROLINA: The fourth largest table wine brand imported from Chile. Santa Carolina is a line of varietal wines which include Chardonnay, Cabernet and Merlot. The Company began to distribute this brand on May 20, 1996, under an exclusive distribution agreement.

     MATEUS: The second largest selling Portuguese table wine and a highly recognized brand name. This brand is imported by the Company under a distribution agreement.

     PARTAGER: A popularly priced table wine with both varietal and non-varietal products. The Company owns the Partager brand and originally contracted for its production in France. The Company recently terminated French production and launched a new Partager line of Chilean wines to take advantage of lower costs.

     The Company's  unit volume sales of imported wine  increased  steadily from
1.5 million gallons in fiscal 1993 to 2.0 million gallons in fiscal 1995. For the Transition Period, import sales were 1.3 million gallons. This improvement is attributable primarily to increased sales of the Marcus James varietal wine brand.

     DESSERT WINES. With the exception of the premium dessert wine brands acquired in the Vintners Acquisition, the Company markets its dessert wines in the lower end of the popularly priced category. The popularly priced category represented approximately 89% of the dessert wine market in calendar 1994, the latest year for which data is available. The table below sets forth the unit volumes (in thousands of gallons) for the domestic dessert wines sold by the Company and under domestic dessert wine brands acquired in the Vintners Acquisition for the 1993, 1994 and 1995 fiscal years and for the Transition
Period:

                                                                TRANSITION
                        1993          1994          1995          PERIOD
    DESSERT WINES      VOLUME        VOLUME        VOLUME         VOLUME
                       ------        ------        ------         ------
                       13,878        12,037        10,962          5,025


     The Company's dessert wines include:

     RICHARDS WILD IRISH ROSE: The largest selling dessert wine brand in the United States and the Company's leading dessert wine brand.

     TAYLOR: Premium traditional dessert wines, including port and sherry.

     CISCO: One of the leading dessert wine brands in the United States. Cisco is a flavored dessert wine positioned higher in price than Richards Wild Irish Rose.

     The Company's unit volumes of dessert wines have declined over the last three years. The decline can be attributed to a general decline in dessert wine consumption in the United States. The Company's unit volume sales of its dessert wine brands (including the brands acquired from Vintners) have decreased 21% from fiscal 1993 through fiscal 1995.

     SPARKLING WINES. The Company markets substantially all of its sparkling wines in the popularly priced segment, which constituted approximately 46% of the domestic sparkling wine market in calendar 1994, the latest year for which data is available. The table below sets forth the unit volumes (in thousands of gallons) for the domestic sparkling wines sold by the Company and under domestic sparkling wine brands acquired in the Vintners Acquisition and the Almaden/Inglenook Acquisition for the 1993, 1994 and 1995 fiscal years and for the Transition Period:

                                                                    TRANSITION
                              1993          1994         1995         PERIOD
     SPARKLING WINES         VOLUME        VOLUME       VOLUME        VOLUME
                             ------        ------       ------        ------
                              7,555        7,353        6,500          3,991

     The Company's sparkling wine brands include:

     COOK'S: The second largest selling domestic sparkling wine in the United States. This brand of champagne is marketed in a bell shaped bottle and is cork-finished, packaging generally associated with higher priced products.

     J. ROGET: The fourth largest selling domestic sparkling wine in the United States, priced slightly below Cook's.

     GREAT WESTERN: A premium priced champagne.

     TAYLOR: A premium priced champagne.

     CODORNIU: The second largest Spanish sparkling wine imported in the United States, sold in the premium price category. The Company sells this brand under an exclusive distribution agreement.

     The Company's unit volumes of sparkling wine have declined over the last three fiscal years. The decline can be attributed to a general decline in sparkling wine consumption in the United States. The Company's unit volume sales of sparkling wine brands (including the brands acquired from Vintners and Heublein) have decreased 14% from fiscal 1993 through fiscal 1995.

     GRAPE JUICE CONCENTRATE. As a related part of its wine business, the Company produces grape juice concentrate. Grape juice concentrate is sold to the food and wine industries as a raw material for the production of juice-based products, no-sugar-added foods and beverages. Grape juice concentrate competes with other domestically produced and imported fruit-based concentrates. The Company believes that it is the leading grape juice concentrate producer in the United States. Sales of grape juice concentrate accounted for 12% of the Company's net sales for its fiscal year ended 1993, and 6% of net sales during the Transition Period. The table below sets forth the unit volumes (in thousands of gallons) for the grape juice concentrate sold by the Company and the grape juice concentrate business acquired in the Almaden/Inglenook Acquisition for the 1993, 1994 and 1995 fiscal years and for the Transition Period:

                                                                 TRANSITION
                          1993         1994          1995          PERIOD
GRAPE JUICE              VOLUME       VOLUME        VOLUME         VOLUME
CONCENTRATE              ------       ------        ------         ------
                         13,351       11,826        11,017          5,409

     OTHER WINE PRODUCTS AND RELATED SERVICES. The Company's other wine related products and services include: grape juice; St. Regis, the leading nonalcoholic line of wines in the United States; wine coolers sold primarily under the Sun Country brand name; cooking wine; and wine for the production of vinegar. The Company also provides various bottling and distillation production services for third parties.

     BEER. The Company is the third largest marketer of imported beers in the United States. The Company distributes four of the top 20 imported beers in the United States: Corona and Corona Light, St. Pauli Girl, and Modelo Especial. The table below sets forth the net sales (in thousands of dollars) and unit volumes (in thousands of cases) for the beer sold by Barton and the Company for the years ended August 31, 1993, 1994 and 1995, and for the Transition Period:

        1993                1994               1995         TRANSITION PERIOD
        ----                ----               ----         -----------------
   NET                  NET                NET                NET
  SALES      VOLUME    SALES    VOLUME    SALES    VOLUME    SALES     VOLUME
  -----      ------    -----    ------    -----    ------    -----     ------
 $158,359    12,422  $173,883   14,100  $216,159   17,471  $115,757     9,316

     The Company's principal imported beer brands include:

     CORONA: The second largest selling imported beer in the United States and the number one selling beer in Mexico. The Company believes that Corona is the largest selling import in the territory in which it is distributed by the Company. The Company has represented the supplier of Corona since 1978 and currently sells Corona and its related Mexican beer brands in 25 primarily western states.

     ST. PAULI GIRL: The fifteenth largest selling imported beer in the United States, and the second largest selling German import.

     MODELO ESPECIAL: One of the family of products imported from the supplier of Corona, Modelo Especial has grown to be the sixteenth largest selling imported beer in the United States.

     TSINGTAO: The largest selling Chinese beer in the United States.

     The Company's other imported beer brands include Pacifico and Negra Modelo from Mexico, Peroni from Italy and Double Diamond from the United Kingdom. The Company operates the Stevens Point Brewery, a regional brewer located in Wisconsin, which produces Point Special, among other brands.

     Net sales and unit volumes of the Company's beer brands have grown during the previous three fiscal years primarily as a result of the increased sales of Corona and the Company's other Mexican beer brands.

     DISTILLED SPIRITS. The Company is the fifth largest supplier of distilled spirits in the United States. The Company produces, bottles, imports and markets a diversified line of quality distilled spirits, and also exports distilled spirits to more than 15 foreign countries. The table below sets forth the net sales (in thousands of dollars) and unit volumes (in thousands of 9-liter cases) for the distilled products case goods sold by Barton and under brands acquired in the Vintners Acquisition and the Almaden/Inglenook Acquisition for the twelve months ended

August 31, 1993, 1994 and 1995, and for the Transition Period, and for the brands and products acquired in the UDG Acquisition for the year ended December 31, 1993, and for the twelve months ended August 31, 1994 and 1995, and for the Transition Period:

                 1993             1994             1995        TRANSITION PERIOD
                 ----             ----             ----        -----------------
             NET              NET               NET              NET
SPIRITS     SALES   VOLUME   SALES   VOLUME    SALES   VOLUME   SALES    VOLUME
- - -------     -----   ------   -----   ------    -----   ------   -----    ------
Barton/    $91,832   5,926  $88,549   5,678   $92,400   5,917  $48,762    2,978
Vintners/
Almaden/
Inglenook
(a)

UDG (b)    111,676   6,443  101,916   4,941    92,136   5,013   42,457    2,397

TOTAL     $203,508  12,369 $190,465  10,619  $184,536  10,930  $91,219    5,375

- - --------------------------
(a) Data is for the twelve months ended August 31, 1993, 1994 and 1995 and for the Transition Period.

(b) 1993 data is for the calendar year ended December 31, 1993; 1994 and 1995 data is for the twelve months ended August 31, 1994 and 1995; and Transition Period data is for the six months ended February 29, 1996.

     The  Company's leading distilled spirits brands include:

     FLEISCHMANN'S VODKA, GIN AND PREFERRED: The fourth largest blended whiskey and the fourth largest domestically bottled gin.

     BARTON GIN AND VODKA: The fifth largest domestically bottled gin and the fifth largest domestically bottled vodka.

     MR. BOSTON: An internationally recognized name with a full line of spirits, including cordials, cocktails, flavored brandies, gin and vodka.

     CANADIAN LTD: The fifth largest domestically bottled Canadian whisky.

     TEN HIGH BOURBON: The seventh largest bourbon brand in the United States.

     MONTEZUMA: This brand is the second largest selling tequila in the United States.

     INVER HOUSE: The fourth largest domestically bottled Scotch whisky.

     MONTE ALBAN: A premium priced product which the Company believes is the largest selling mezcal in the United States.

     PAUL MASSON GRANDE AMBER: The fourth largest selling aged brandy in the United States, and one of the fastest-growing domestic brandies.

     Other products include Skol Vodka, Gin and Rum; Crystal Palace Gin and Vodka; Glenmore spirits; Chi-Chi's cocktails; Lauder's, House of Stuart and Highland Mist Scotch whiskies; Old Thompson; Kentucky Gentleman, Kentucky Tavern, Very Old Barton and Tom Moore bourbon whiskeys; di Amore liqueurs; Schenley spirits; Sabroso coffee liqueur; Northern Light, Canadian Host and Canadian Supreme Canadian whiskies and Imperial, Barton Reserve and Barton Premium blended whiskeys. Substantially all of the Company's spirits unit volume consists of products marketed in the price value segment, which the Company believes constituted approximately 48% of the distilled spirits market in calendar 1994, the latest year for which data is available.

     Although net sales and unit volumes of distilled spirits brands sold by Barton and under brands acquired in the Vintners and Almaden/Inglenook Acquisitions were essentially flat over the periods presented, there have been increases in sales of certain product types. Unit volumes of vodka, tequila and brandy have increased while Scotch and bourbon have experienced decreases in unit volume.

     During the period from 1993 to 1995, the brands acquired in the UDG Acquisition declined in excess of industry rates. The Company believes that these declines resulted from noncompetitive retail pricing and promotional activities. The Company has implemented pricing and promotional activities which it expects will reduce the rate of decline during the Company's 1997 fiscal year.

     In addition to the branded products described above, the Company also sells distilled spirits in bulk and provides contract production and bottling services. These activities accounted for net sales during the twelve month periods ended August 31, 1993, 1994 and 1995 and for the Transition Period of $10.6 million, $7.0 million, $5.8 million, and $11.9 million, respectively. The significant increase in contract production services is as a result of the UDG Acquisition.

MARKETING AND DISTRIBUTION

     The Company's products are distributed and sold throughout the United States through over 1,200 wholesalers, as well as through state alcoholic beverage control agencies. The Company employs a full-time, in-house marketing and sales organization of approximately 400 people to develop and service its sales to wholesalers and state agencies. The Company's sales force is organized in separate sales divisions: a beer division, a spirits division and a wine division. The Company believes that the organization of its sales force into separate divisions positions it to maintain a high degree of focus on each of its principal product categories. Gross sales to the Company's largest wholesaler, Southern Wine and Spirits, represented 7.2%, 10.6% and 12.3% of the Company's gross sales for the Transition Period and the fiscal years ended August 31, 1995 and 1994, respectively.

     The Company's marketing strategy places primary emphasis upon promotional programs directed at its broad national distribution network (and to the retailers served by that network). The Company has extensive marketing programs for its brands including promotional programs on both a national basis and regional basis in accordance with the strength of the brands,point-of-sale materials, consumer media advertising, event sponsorship, market research, trade advertising and public relations.

TRADEMARKS AND DISTRIBUTION AGREEMENTS

     The Company's wine and distilled spirits products are sold under a number of trademarks. Most of these trademarks are owned by the Company.

     The Company also produces and sells wines and distilled spirits products under exclusive license or distribution agreements. Significant agreements include: a long term license agreement with Nabisco Brands Company for a term which expires in 2008 and which automatically renews for successive additional 20 year terms unless cancelled by the Company for the Fleischmann's spirits brands; a long term license agreement with Hiram Walker & Sons, Inc. for a term which expires in 2116 for the Ten High, Crystal Palace, Northern Light and Imperial Spirits brands; and a long term license agreement with the B. Manischewitz Company for a term which expires in 2042 for the Manischewitz brand of kosher wines.

     The Company also has other less significant license and distribution agreements related to the sale of wine and distilled spirits with terms of various durations.

     All of the Company's imported beer products are marketed and sold pursuant to exclusive distribution agreements with the suppliers of these products. These agreements have terms that vary and prohibit the Company from importing other beers from the same country. The Company's agreement to distribute Corona and its other Mexican beer brands exclusively throughout 25 states was renewed effective January 1994 and expires in December 1998 with automatic renewal thereafter for one year periods from year to year unless terminated. Under this agreement, the Mexican supplier has the right to consent to Mr. Goodman's successor as Chairman and Chief Executive Officer of Barton's beer subsidiary, which consent may not be unreasonably withheld, and, if such consent is properly withheld, to terminate the agreement. The Company's agreement for the importation of St. Pauli Girl expires in 1998 with automatic renewal until 2003 unless the Company terminates the agreement. The Company's agreement for the exclusive importation of Tsingtao throughout the entire United States was renewed effective January 1994 and expires in December 1996 with an automatic renewal to December 1999. These agreements may be terminated prior to their expiration dates or the Company will have no right to renew these agreements at the expiration of their terms if the Company fails to meet certain performance criteria. The Company believes it is currently in compliance with its distribution agreement for its Mexican beers. From time to time, the Company has failed, and may in the future fail, to satisfy certain performance criteria in its distribution agreements. However, given the Company's long term relationships with its suppliers, the Company does not believe that these agreements will be terminated for such reasons.

COMPETITION

     The beverage alcohol industry is highly competitive. The Company competes on the basis of quality, price, brand recognition and distribution. The
Company's beverage alcohol products compete with other alcoholic and nonalcoholic beverages for consumer purchases, as well as shelf space in retail stores and marketing focus by the Company's wholesalers. The Company competes with numerous multinational producers and distributors of beverage alcohol products, many of which have significantly greater resources than the Company. The Company's principal competitors include E & J Gallo Winery and The Wine Group in the wine category, Heineken USA, Molson Breweries USA, Labatt's USA and Guinness Import Company in the imported beer category, and Jim Beam Brands in the distilled spirits category.

PRODUCTION

     The Company's wines are produced from several varieties of wine grapes grown principally in California and New York. The grapes are crushed at the Company's wineries and stored as wine, grape juice or concentrate. Such grape products may be made into wine for sale under the Company's brand names, sold to other companies for resale under their own labels, or shipped to customers in the form of juice, juice concentrate, unfinished wines, high-proof grape spirits or brandy. Most of the Company's wines are bottled and sold within 18 months after the grape crush. The Company's inventories of wines, grape juice and concentrate are usually at their highest levels in November and December, immediately after the crush of each year's grape harvest, and are substantially reduced prior to the subsequent year's crush.

     The bourbon whiskeys, domestic blended whiskeys and light whiskeys marketed by the Company are primarily produced and aged by the Company at its distillery in Bardstown, Kentucky, though it may from time to time supplement its inventories through purchases from other distillers. At its Atlanta and Albany, Georgia, facilities, the Company produces all of the neutral grain spirits and whiskeys used by it in the production of vodka, gin and blended whiskey sold by it to customers in the state of Georgia. The Company's requirements of Canadian and Scotch whiskies, and tequila, mezcal, and the neutral grain spirits used by it in the production of gin and vodka for sale outside of Georgia, and other spirits products, are purchased from various suppliers.

SOURCES AND AVAILABILITY OF RAW MATERIALS

     The principal components in the production of the Company's branded beverage alcohol products are: packaging materials, primarily glass; grapes; and other agricultural products, such as grain.

     The Company utilizes glass and PET bottles and other materials, such as caps, corks, capsules, labels and cardboard cartons, in the bottling and packaging of its products. Glass bottle costs are one of the largest components of the Company's cost of product sold. The glass bottle industry is highly concentrated with only a small number of producers. The Company has traditionally obtained, and continues to obtain, its glass requirements from a limited number of producers. The Company has not experienced difficulty in satisfying its requirements with respect to any of the foregoing and considers its sources of supply to be adequate. However, the inability of any of the Company's glass bottle suppliers to satisfy the Company's requirements could adversely affect the Company's operations.

     Most of the Company's annual grape requirements are satisfied by purchases from each year's harvest, which normally begins in August and runs through October. During the 1995 grape growing season, there were industry shortages of a number of grape varieties due largely to growing demand for certain types of wine such as Cabernet Sauvignon, Merlot, White Zinfandel and Chardonnay. Although grape costs declined during the prior two years, the increased demand for certain grape varieties caused grape prices to increase significantly in 1995 over 1994. Because new vineyards can take three to four years to become productive, the Company anticipates that the demand for some grape varieties will continue to exceed supply and expects that grape prices will increase for the 1996 grape harvest. See also information under Item 7 "Management's Discussion and Analysis of Financial Condition and Results of Operations" in this Transition Report on Form 10-K. The Company believes that it has adequate sources of grape supplies to meet its sales expectation for fiscal 1997. However, in the event demand for certain wine products exceeds expectations for fiscal 1997, the Company could experience shortages.

     The Company purchases grapes from over 900 independent growers principally in the San Joaquin Valley and Monterey regions of California and in New York State. The Company enters into written purchase agreements with a majority of these growers on a year-to-year basis. However, in connection with the Vintners Acquisition and the Almaden/Inglenook Acquisition, the Company acquired certain long term grape purchase contracts. In addition, the Company's negligible purchases of grapes from the Napa Valley and related regions minimize its exposure to phylloxera and other agricultural risks. However, phylloxera in these regions has caused certain wineries to increase their purchases of grapes from the San Joaquin and Monterey regions. The Company has recently purchased approximately 1,000 acres of vineyards in California and leases a small number of additional acres in California for vineyard plantings. The Company continues to consider the purchase or lease of additional vineyards, and additional land for vineyard plantings, to supplement its grape supply. The Company is also planting vineyards on land in California currently owned by the Company.

     The distilled spirits manufactured by the Company require various agricultural products, neutral grain spirits and bulk spirits. The Company fulfills its requirements through purchases from various sources, through contractual arrangements and through purchases on the open market. The Company believes that adequate supplies of the aforementioned products are available at the present time.

GOVERNMENT REGULATION

     The Company's operations are subject to extensive federal and state regulation. These regulations cover, among other matters, sales promotion, advertising and public relations, labeling and packaging, changes in officers or directors, ownership or control, distribution methods and relationships, and requirements regarding brand registration and the posting of prices and price changes. All of the Company's facilities are also subject to federal, state and local environmental laws and regulations and the Company is required to obtain permits and licenses to operate its facilities. The Company believes that it is in compliance in all material respects with all presently applicable governmental laws and regulations and that the cost of administration of compliance with such laws and regulations does not have, and is not expected to have, a material adverse impact on the Company's financial condition or results of operations.

EMPLOYEES

     The Company had approximately 2,500 full-time employees at the end of the Transition Period, as compared to 2,150 employees at the end of fiscal 1995. The net increase of 350 employees was due primarily to the UDG Acquisition. At the end of the Transition Period, approximately 1,000 employees were covered by collective bargaining agreements. Additional workers may be employed by the Company during the grape crushing season. The Company considers its employee relations to be good.

ITEM 2. PROPERTIES

     The Company currently operates 13 wineries, three distilling and bottling plants, two bottling plants and a brewery, all of which include warehousing and distribution facilities on the premises. The Company considers its principal facilities to be the Mission Bell winery in Madera, California; the Canandaigua, New York winery; the Monterey Cellars winery in Gonzales, California; the distilling and bottling facility located in Bardstown, Kentucky; and the bottling facility located in Owensboro, Kentucky.

     In New York, the Company operates three wineries located in Canandaigua, Naples and Batavia. The Company currently operates 10 winery facilities in California. The Mission Bell winery is a crushing, wine production, bottling and distribution facility and a grape juice concentrate production facility. Under the Restructuring Plan, the Mission Bell winery absorbed the production of the Central Cellars winery, which was closed and has been recently sold. The Monterey Cellars winery is a crushing, wine production and bottling facility. As part of the Restructuring Plan, during fiscal 1995, most of the branded wine bottling operations at the Monterey Cellars winery were moved to the Mission Bell winery. The bottling of various sizes of branded wine products is currently being transferred to Monterey Cellars to facilitate improvement in customer order fulfillment. The transfer involves minimal increases in capital expenditures and cost of production. The other wineries operated in California are located in Escalon, Lodi, McFarland, Madera, Fresno, Soledad and Ukiah. The Escalon facility is operated under a long term lease with an option to buy.

     The Company operates five facilities that produce, bottle and store distilled spirits. It owns production, bottling and storage facilities in Bardstown, Kentucky, and Atlanta and Albany, Georgia, and operates bottling plants in Owensboro, Kentucky, and Carson, California. The Carson plant is operated under a management contract, which is scheduled to expire on December 31, 1997, subject to a one year extension at the option of the plant lessor. The Carson plant receives distilled spirits in bulk from Bardstown and outside vendors, which it bottles and distributes. The Company also performs contract bottling at the Carson plant. The Bardstown facility distills, bottles and warehouses whiskey for the Company's account and on a contractual basis for other participants in the industry. The Owensboro facility bottles and warehouses whiskey for the Company's account and performs contract bottling. The Company also owns production plants in Atlanta and Albany, Georgia, which produce vodka, gin and blended whiskeys.

     The Company owns a brewery in Stevens Point, Wisconsin, where it produces and bottles Point beer and brews and packages on a contract basis for a variety of brewing and other food and beverage industry members. In addition, the Company owns and maintains its corporate headquarters in Canandaigua, New York, where it also leases additional office space, and leases office space in Chicago, Illinois, for its Barton headquarters.

     The Company believes that all of its facilities are in good condition and working order and have adequate capacity to meet its needs for the foreseeable future.

     Most of the Company's real property has been pledged under the terms of collateral security mortgages as security for the payment of outstanding loans under the Credit Facility (as defined below in Item 7 of this Report on Form 10-K under "Financial Liquidity and Capital Resources").

ITEM 3. LEGAL PROCEEDINGS

     The Company and its subsidiaries are subject to litigation from time to time in the ordinary course of business. Although the amount of any liability with respect to such litigation cannot be determined, in the opinion of management, such liability will not have a material adverse effect on the Company's financial condition or results of operations.

     In connection with an investigation in the State of New Jersey into regulatory trade practices in the beverage alcohol industry, one employee of the Company was arrested in March 1994 and another employee subsequently came under investigation in connection with providing "free goods" to retailers in violation of New Jersey beverage alcohol laws. A proposed consent order has been received from the appropriate regulatory agency by the Company which would, when finalized, fully resolve the matter without any material effect on the Company.

     On November 13, 1995, a purported stockholder of the Company filed a class action in the United States District Court for the Southern District of New
York, VENTRY, ET AL. V. CANANDAIGUA WINE COMPANY, INC., ET AL. (the "Ventry Class Action"). On November 16, 1995, another purported stockholder of the Company filed a class action in the United States District Court for the Southern District of New York, BRICKELL PARTNERS, ET AL. V. CANANDAIGUA WINE COMPANY, INC., ET AL. (the "Brickell Class Action"). On December 6, 1995, a third purported stockholder of the Company filed a class action in the United States District Court for the Southern District of New York, BABICH, ET AL. V. CANANDAIGUA WINE COMPANY, INC., ET AL. (and this class action together with the Brickell Class Action and the Ventry Class Action, the "Class Actions"). The defendants in the Class Actions are the Company, Richard Sands and Lynn K. Fetterman. The Class Actions have been consolidated and a consolidated complaint was filed on January 16, 1996. The Class Actions assert violations of Section 10(b) of the Securities

Exchange Act of 1934 and Rule 10b-5 promulgated thereunder and seek to recover damages in an unspecified amount which allegedly the class members sustained by purchasing the Company's common stock at artificially inflated prices. The complaints in the Class Actions allege that the Company's public documents and statements were materially incomplete and, as a result, misleading.

     The Class Actions were filed after the Company announced its results of operations for the year ended August 31, 1995, on November 9, 1995. These results were below the expectations of analysts and on November 10, 1995, the price of the Company's Class A common stock fell approximately 38% and the price of the Company's Class B common stock fell approximately 30%.

     The Company believes that the Class Actions are without merit and intends to vigorously defend the Class Actions. To that end, on April 8, 1996, the Company filed a motion to dismiss the consolidated complaint. That motion is fully briefed, and it is awaiting oral argument and decision by the Court.

ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     At the Company's Annual Meeting of Stockholders held on January 18, 1996 (the "Annual Meeting"), the holders of the Company's Class A Common Stock (the "Class A Stock"), voting as a separate class, elected management's slate of director nominees designated to be elected by the holders of the Class A Stock, and the holders of the Company's Class B Common Stock (the "Class B Stock"), voting as a separate class, elected management's slate of director nominees designated to be elected by the holders of the Class B Stock. In addition, at the Annual Meeting, the holders of Class A Stock and the holders of Class B Stock, voting together as a single class, (i) approved an Amended and Restated Certificate of Incorporation of the Company which amended the Company's Restated Certificate of Incorporation to authorize the issuance of 1,000,000 shares of a class of preferred stock and (ii) approved and ratified the selection of Arthur Andersen LLP, Certified Public Accountants, as the Company's independent auditors for the Transition Period and for the Company's fiscal year ending February 28, 1997.

     Set forth below is the number of votes cast for or against or withheld, as well as the number of abstentions, and broker non-votes, as applicable, as to the foregoing matters.

     I. The results of the balloting for the election of Directors of the Company were as follows:

          Directors Elected by Class A Stockholders:
          ------------------------------------------

          James A. Locke, III:
          For: 11,262,656; Withheld: 433,413

          George Bresler:
          For: 11,262,338; Withheld: 433,731

          Directors Elected by Class B Stockholders:
          ------------------------------------------

          Marvin Sands:
          For: 31,057,490; Withheld: 6,850

          Richard Sands:
          For: 31,047,290; Withheld: 17,050

          Robert Sands:
          For: 31,048,390; Withheld: 15,950

          Bertram Silk:
          For: 31,058,590; Withheld: 5,750

     II. The proposal submitted to the stockholders to approve an Amended and Restated Certificate of Incorporation of the Company which amends the Company's Restated Certificate of Incorporation to authorize the issuance of 1,000,000 shares of a class of preferred stock was adopted by the following vote:

          For: 34,757,668
          Against: 4,238,862
          Abstain: 38,929
          Broker Non-Votes: 3,724,950

     III. The proposal submitted to the stockholders to approve and ratify the selection of Arthur Andersen LLP as the Company's independent auditors for the Transition Period and for the fiscal year ending February 28, 1997, was adopted by the following vote:

          For: 42,686,062
          Against: 11,051
          Abstain: 63,296

                                     PART II


ITEM 5.MARKET FOR THE REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER MATTERS

     The Company's Class A Common Stock (the "Class A Stock") and Class B Common Stock (the "Class B Stock") trades on the Nasdaq National Market tier of the Nasdaq Stock Market under the symbols "WINEA" and "WINEB," respectively. The following tables set forth for the periods indicated the high and low sales prices of the Class A Stock and the Class B Stock as reported on the Nasdaq National Market.

                                  CLASS A STOCK
                                  -------------
                       FISCAL 1995                FISCAL 1994
                   HIGH          LOW          HIGH           LOW
                   ----          ---          ----           ---
1st Quarter       $34.25        $29.75        $25.75        $21.00
2nd Quarter       $40.50        $33.25        $32.00        $25.50
3rd Quarter       $44.75        $33.50        $30.50        $20.25
4th Quarter       $48.00        $40.50        $30.75        $22.25

                                  CLASS B STOCK
                                  -------------
                       FISCAL 1995                FISCAL 1994
                   HIGH          LOW          HIGH           LOW
                   ----          ---          ----           ---
1st Quarter       $34.50        $30.50       $25.375        $20.50
2nd Quarter       $40.00        $33.00       $32.50         $25.625
3rd Quarter       $45.50        $35.25       $30.00         $25.00
4th Quarter       $47.75        $43.00       $32.00         $25.00



                                  CLASS A STOCK
                                  -------------
             TRANSITION PERIOD              HIGH         LOW
             -----------------              ----         ---
September 1, 1995, through
November 30, 1995                          $53.00      $30.75

December 1, 1995, through
February 29, 1996                          $39.00      $29.75


                                  CLASS B STOCK
                                  -------------
             TRANSITION PERIOD               HIGH         LOW
             -----------------               ----         ---
September 1, 1995, through
November 30, 1995                          $52.25      $32.50

December 1, 1995, through
February 29, 1996                          $38.75      $32.25

     At May 22, 1996, the number of holders of record of Class A Stock and Class B Stock of the Company were 1,339 and 362, respectively.

     The Company's policy is to retain all of its earnings to finance the development and expansion of its business, and the Company has not paid any cash dividends since its initial public offering in 1973. In addition, the Company's current bank credit agreement prohibits and the Company's indenture for its 8 3/4% Senior Subordinated Notes due 2003 restricts the payment of cash dividends.

ITEM 6.  SELECTED FINANCIAL DATA


                                                                                                        FOR THE
                                        FOR THE YEARS ENDED AUGUST 31,                              SIX MONTHS ENDED
                                        ------------------------------                              ----------------
                                                                                               February 29,   February 28,
                                     1991       1992        1993        1994         1995          1996          1995
                                     ----       ----        ----        ----         ----          ----          ----
                                                                                                              (unaudited)
(IN THOUSANDS, EXCEPT PER
SHARE DATA)
Sales:
  Gross, including excise taxes   $ 212,637   $ 305,118   $ 389,417   $ 861,059   $ 1,185,074   $  738,415    $ 592,305
  Less-excise taxes                 (36,078)    (59,875)    (83,109)   (231,475)     (278,530)    (203,391)    (137,820)
                                   ---------   ---------   ---------   ---------   -----------   ----------    ---------
    Net sales                       176,559     245,243     306,308     629,584       906,544      535,024      454,485
Cost of product sold               (131,064)   (174,686)   (214,931)   (447,211)     (653,811)    (396,208)    (327,694)
                                   ---------   ---------   ---------   ---------   -----------   ----------    ---------
  Gross profit                       45,495      70,557      91,377     182,373       252,733      138,816      126,791
Selling, general and
 administrative expenses            (30,184)    (46,491)    (59,983)   (121,388)     (159,196)    (112,411)     (79,925)
Nonrecurring restructuring
 expenses                               -           -          -        (24,005)       (2,238)      (2,404)        (685)
                                   ---------    --------    --------   ---------   -----------   ----------    ---------
  Operating income                   15,311      24,066      31,394      36,980        91,299       24,001       46,181
                                   ---------    --------    --------   ---------   -----------   ----------    ---------
Interest income                         955         328         147         311           520          149          335
Interest expense                     (4,586)     (6,510)     (6,273)    (18,367)      (25,121)     (17,447)     (13,476)
                                   ---------    --------    --------   ---------   -----------   ----------    ---------
  Income before provision for
   federal and state income taxes    11,680      17,884      25,268      18,924        66,698        6,703       33,040
Provision for federal and state
 income taxes                        (3,970)     (6,528)     (9,664)     (7,191)      (25,678)      (3,381)     (12,720)
                                   ---------    --------    --------   ---------   -----------   ----------    ---------
Net income                        $   7,710   $  11,356   $  15,604   $  11,733   $    41,020   $    3,322    $  20,320
                                   =========   =========   =========   =========   ===========   ==========    =========
Net income per common and
 common equivalent share:
  Primary                         $     .84   $    1.08   $    1.30   $     .74   $      2.14   $      .17    $    1.11
                                   =========   =========   =========   =========   ===========   ==========    =========
  Fully diluted                   $     .84   $    1.01   $    1.20   $     .74   $      2.13   $      .17    $    1.11
                                   =========   =========   =========   =========   ===========   ==========    =========
  Total assets                    $ 147,207   $ 217,835   $ 355,182   $ 826,562   $   785,921   $1,054,580    $ 832,917
                                   =========   =========   =========   =========   ===========   ==========    =========
  Long-term debt                  $  62,278   $  61,909   $ 108,303   $ 289,122   $   198,859   $  327,616    $ 239,791
                                   =========   =========   =========   =========   ===========   ==========    =========


For the six months ended February 29, 1996, and February 28, 1995, and the fiscal years ended August 31, 1995, 1994 and 1993, see Management's Discussion and Analysis of Financial Condition and Results of Operations under Item 7 of this report and Notes to Consolidated Financial Statements as of February 29, 1996, under Item 8 of this report.

Per share amounts have been appropriately adjusted to reflect the Company's three-for-two stock splits declared on September 26, 1991, and June 1, 1992.

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.

     THE INFORMATION IN THIS ITEM 7 CONTAINS FORWARD-LOOKING STATEMENTS. THE COMPANY DESIRES TO TAKE ADVANTAGE OF THE "SAFE HARBOR" WHICH IS AFFORDED SUCH STATEMENTS UNDER THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995 WHEN THEY ARE ACCOMPANIED BY MEANINGFUL CAUTIONARY STATEMENTS IDENTIFYING IMPORTANT FACTORS THAT COULD CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE IN THE FORWARD-LOOKING STATEMENTS. SUCH CAUTIONARY STATEMENTS ARE SET FORTH UNDER THE HEADING "IMPORTANT INFORMATION REGARDING FORWARD-LOOKING STATEMENTS" BELOW IN THIS ITEM 7.

RESULTS OF OPERATIONS OF THE COMPANY

     On January 11, 1996, the Company changed its fiscal year end from the twelve month period ending August 31 to the twelve month period ending the last day of February. The Company believes that this change creates a better planning and financial reporting cycle by allowing the Company to take into account new costs from the fall grape harvest, other inventory costs, summer sales of imported beer products and holiday shipments of wines and spirits products in its fiscal planning and reporting process. The accompanying financial statements for the six month transition period ended February 29, 1996 (the "Transition Period"), are based on the newly adopted fiscal year. Accordingly, the reported results for the Transition Period reflect the effect of, among other matters, seasonal factors related primarily to the timing of advertising and promotion expenditures and inventory levels during the six months ended February 29, 1996.

     The Company's results of operations over recent years have been significantly impacted by acquisitions. The Company acquired the outstanding capital stock of Barton on June 29, 1993, the assets of Vintners on October 15, 1993, the Almaden/Inglenook Product Lines on August 5, 1994 and certain assets from UDG on September 1, 1995. A description of these acquisitions is set forth under the heading "Recent Acquisitions" located in Item 1 "Business" of this Transition Report on Form 10-K. The Company financed the UDG Acquisition through an amendment to its then-existing bank credit facility, primarily through an increase in the term loan facility under that credit facility. (See "Financial Liquidity and Capital Resources" below in this Item 7.)

     The following table sets forth, for the periods indicated, certain items in the Company's consolidated statements of income expressed as a percentage of net sales:

                                                           SIX MONTHS ENDED
                             YEAR ENDED AUGUST 31,    FEBRUARY 28,  FEBRUARY 29,
                            1993     1994     1995        1995         1996
                            ----     ----     ----        ----         ----
                                                      (Unaudited)
Net sales                 100.0%    100.0%   100.0%      100.0%       100.0%
Cost of product sold       70.2      71.0     72.1        72.1         74.1
   Gross profit            29.8      29.0     27.9        27.9         25.9
Selling, general and
 administrative expenses   19.6      19.3     17.6        17.6         21.0
Nonrecurring restructuring
 expenses                    -        3.8      0.2         0.1          0.4
Operating income           10.2       5.9     10.1        10.2          4.5
Interest expense, net       1.9       2.9      2.7         2.9          3.2
   Income before provision
    for income taxes        8.3       3.0      7.4         7.3          1.3
Provision for federal
 and state income taxes     3.2       1.1      2.9         2.8          0.7
   Net income               5.1%      1.9%     4.5%        4.5%         0.6%


SIX MONTH TRANSITION PERIOD ENDED FEBRUARY 29, 1996, COMPARED TO SIX MONTHS ENDED FEBRUARY 28, 1995

     Net income for the Transition Period was $3.3 million, a decrease of $17.0 million as compared to the six months ended February 28, 1995 ("Six Months 1995"). This decrease in net income resulted from nonrecurring costs and expenses and the timing of recognition of costs and expenses related to the change in the Company's fiscal year end (collectively, the "One-time Items") which reduced net income by approximately $12.9 million. The One-time Items were comprised of (i) overtime, freight and other expenses and restructuring charges related to production and shipping delays associated with the relocation of West Coast bottling operations to the Company's Mission Bell winery, employee bonuses and other nonrecurring expenses, which reduced net income by approximately $7.1 million; and (ii) as a result of the change in the Company's fiscal year end, the recognition of higher than normal advertising and promotion expenses in the Transition Period due to the seasonality of these expenses, and increased cost of product sold due to the different amount and composition of inventory levels at the end of February versus the end of August, the Company's former fiscal year end, which reduced net income by approximately $5.8 million. The decrease in net income also resulted from higher selling, general and administrative expenses and higher grape costs; and was offset, in part, by higher net income from Barton exclusive of the UDG Acquisition and by net income contributed from the UDG Acquisition, among other things.

     Net income was favorably impacted by the UDG Acquisition, which contributed $53.3 million in net sales, $18.5 million in gross profit and $3.1 million in after-tax net income in the Transition Period, including the impact of the interest expense associated with the acquisition financing. The gross margin from the business acquired in the UDG Acquisition was significantly higher than the Company's average gross margins in the Transition Period.

NET SALES

     Net sales for the Transition Period increased to $535.0 million from $454.5 million for Six Months 1995, an increase of $80.5 million, or 17.7%. In addition to the sales of products and services from the UDG Acquisition, the Company had additional net sales of $23.6 million from its imported beer brands and $14.1 million from its varietal wine products, partially offset by lower sales of bulk wine, non-varietal wine, contract bottling services, grape juice concentrate and dessert wine.

     FOR PURPOSES OF COMPUTING THE NET SALES AND UNIT VOLUME COMPARATIVE DATA BELOW, SALES OF PRODUCTS ACQUIRED IN THE UDG ACQUISITION HAVE BEEN INCLUDED IN THE ENTIRE PERIOD FOR THE TRANSITION PERIOD AND INCLUDED FOR THE SAME PERIOD DURING SIX MONTHS 1995, WHICH WAS PRIOR TO THE UDG ACQUISITION.

     The table below sets forth the net sales (in thousands of dollars) and unit volumes (in thousands of cases) for the branded beverage alcohol products, branded wine products, each category of branded wine product, beer and spirits brands sold by the Company for the Transition Period and Six Months 1995:

                  TRANSITION PERIOD COMPARED TO SIX MONTHS 1995
                  ---------------------------------------------
                          NET SALES                       UNIT VOLUME
                -------------------------------- -------------------------------
                TRANSITION  SIX MONTHS %INCREASE TRANSITION SIX MONTHS %INCREASE
                  PERIOD      1995     (DECREASE)  PERIOD      1995   (DECREASE)
                  ------      ----     ----------  ------      ----   ----------
Branded Beverage
 Alcohol Products
 (1)             $474,450    $443,204     7.1 %    28,748     26,786     7.3 %
Branded Wine
Products         $268,782    $255,881     5.0 %    14,783     14,537     1.7 %
  Non-varietal
   wines         $116,128    $117,805    (1.4)%     7,325      7,699    (4.9)%
  Varietal wines $ 78,182    $ 64,049    22.1 %     3,637      2,971    22.4 %
  Dessert wines  $ 32,640    $ 33,435    (2.4)%     2,033      2,137    (4.9)%
  Sparkling
   wines         $ 41,831    $ 40,592     3.1 %     1,788      1,731     3.3 %
Beer             $115,757    $ 92,131    25.6 %     9,316      7,444    25.1 %
Spirits          $ 91,219    $ 96,547    (5.5)%     4,648      4,793    (3.0)%

- - -------------------------

(1) The sum of the net sales and unit volume amounts from the categories do not equal total Branded Beverage Alcohol Products because miscellaneous items reducing net sales and adding to unit volume are included in total Branded Beverage Alcohol Products but are not reflected in the category information.

     Net sales and unit volume of the Company's branded beverage alcohol products for the Transition Period increased 7.1% and 7.3%, respectively, as compared to Six Months 1995. These increases were principally due to increased net sales and unit volume of the Company's imported beer brands and varietal table wine brands.

     Net sales of the Company's branded wine products increased by $12.9 million, or 5.0%, for the Transition Period as compared to Six Months 1995. Unit volume of the Company's branded wine products increased by approximately 246,000 cases, or 1.7%. Of the $12.9 million increase in net sales, (i) $8.6 million was due to higher average selling prices per case due to a combination of price increases implemented by the Company between October 1995 and January 1996 and a change in the product mix in favor of higher-priced categories; and (ii) $4.3 million was due to increased shipments of the Company's varietal table wines and sparkling wines, partially offset by lower shipments of non-varietal table wines and dessert wines. The Company believes that the increase in unit volume was partially due to the fulfillment of a backlog of orders at the end of fiscal 1995 caused by production and shipping delays associated with the relocation of bottling operations under the Restructuring Plan. The backlog of unfilled orders from August 1995 was substantially eliminated in the first three months of the Transition Period.

     Net sales and unit volume of the Company's non-varietal table wine brands for the Transition Period decreased by 1.4% and 4.9%, respectively, as compared to Six Months 1995. The decline in net sales was less than the decline in unit volume as a result of the selling price increases implemented by the Company. The Company believes that the volume decline is consistent with a general change in consumer preferences from non-varietal table wines to varietal table wines and may also reflect the impact of the Company's price increases.

     Net sales and unit volume of the Company's varietal table wine brands for the Transition Period increased 22.1% and 22.4%, respectively, as compared to Six Months 1995. With the price increases implemented in the Transition Period, the phasing out of introductory pricing on varietal wine line extensions, and changes in mix, the average price per case of varietal wine has virtually returned to the level the Company experienced in Six Months 1995. In addition, the Company has initiated a second round of price increases on most of its varietal wine brands which were implemented over the first three months of the Company's fiscal year ending February 28, 1997 ("Fiscal 1997").

     Net sales and unit volume of the Company's sparkling wine brands increased by 3.1% and 3.3%, respectively, in the Transition Period as compared to Six Months 1995. While these results were better than the industry growth rate in the category during this period, they reflect comparisons to lower sales for the Company in Six Months 1995 relative to the industry.

     Net sales and unit volume of the Company's dessert wine brands decreased by 2.4% and 4.9%, respectively, in the Transition Period as compared to Six Months 1995, reflecting the continuing decline in the consumption of beverage dessert wines, partially offset by increases in the sale of traditional dessert wines such as ports and sherries.

     Net sales and unit volume of the Company's beer brands for the Transition Period increased by 25.6% and 25.1%, respectively, as compared to Six Months 1995. These increases were principally driven by growth in the Company's Mexican beer brands. The Company does not anticipate that sales of imported beers will continue to grow at such rates during Fiscal 1997.

     Net sales and unit volume of the Company's distilled spirits brands declined by 5.5% and 3.0%, respectively, in the Transition Period as compared to Six Months 1995. Excluding the impact of the UDG Acquisition, net sales and unit volume of the Company's distilled spirits brands grew by 6.2% and 5.0%, respectively, in the Transition Period, led by higher brandy, tequila, liqueur and rum sales, partially offset by lower whiskey, gin and vodka sales. Unit sales of the brands acquired in the UDG Acquisition were 11.5% lower than in Six Months 1995, accounting for lower overall spirits sales. During the period from 1993 to 1995, the brands acquired in the UDG Acquisition declined in excess of industry rates. The Company believes that these declines resulted from noncompetitive retail pricing and promotional activities. The Company has implemented pricing and promotional activities which it expects will reduce the rate of decline during Fiscal 1997.

     GROSS PROFIT

     Gross profit for the Transition Period was $138.8 million, an increase of $12.0 million as compared to gross profit of $126.8 million for Six Months 1995. This increase in gross profit resulted from $18.5 million of additional gross profit from sales generated from the business acquired from UDG and $1.0 million from ongoing operations, which was offset in part by $7.5 million of One-time Items. The $1.0 million increase in gross profit from ongoing operations resulted from a $7.3 million increase in gross profit, primarily due to increased sales and higher gross margins from the Company's imported beer business, partially offset by $6.3 million of lower gross profits in the Company's wine and grape juice concentrate businesses, which reduced net income by $3.8 million, and were due primarily to higher grape costs which were only partially recovered by selling price increases in the Transition Period.

     Gross profit as a percentage of net sales was 25.9% for the Transition Period. The gross profit percentage was positively impacted by the UDG
Acquisition, as gross profit as a percentage of net sales on the business acquired from UDG was 34.7%. Exclusive of the UDG Acquisition and One-time Items, gross profit as a percentage of net sales in the Transition Period was 26.5%, a decline from 27.9% in Six Months 1995. This decline was due primarily to the impact of higher grape costs in the Transition Period, partially offset by improved gross profit as a percentage of net sales in the Company's imported beer business.

     The Company has initiated a second round of price increases on most of its varietal wine brands which were implemented over the first three months of Fiscal 1997. As a result, the Company expects gross profit as a percentage of net sales to increase in Fiscal 1997.

     The Company expects that grape costs will rise again in the fall 1996 harvest, and is estimating that, as a result, gross profits for Fiscal 1997 will be negatively impacted by approximately $13 million under the Company's last-in, first-out ("LIFO") method of costing. Under LIFO, higher cost inventory expected at the end of the fiscal year is fully reflected on an estimated basis each quarter the Company reports its results of operations during that fiscal year. For example, estimated increases in grape costs for the fall 1996 harvest will begin to be reflected in the Company's results of operations for the first quarter of Fiscal 1997. Increases in wine and grape juice concentrate selling prices, however, are generally implemented as higher cost inventories are used later in the fiscal year. Initially, this timing difference results in increased selling prices not fully absorbing higher costs on a reported basis.

     SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

     Selling, general and administrative expenses totalled $112.4 million for the Transition Period, an increase of $32.5 million as compared to Six Months 1995. Exclusive of $11.1 million covered in the One-time Items and $8.3 million related to the UDG Acquisition, selling, general and administrative expenses increased by $13.1 million, or 16.3%, as compared to Six Months 1995. Advertising and promotion increases of $6.7 million were related primarily to the Almaden and Inglenook brands which were acquired in August 1994 and which the Company did not advertise or promote at a full level in the first several months after their acquisition. The Company also incurred increased advertising and promotion expenses related to the increased sales of its imported beers. Selling expenses increased by $5.4 million primarily as a result of the Almaden and Inglenook brand acquisitions, with the Transition Period including a full complement of sales and marketing personnel to service the brands that were not in place for the entire period in Six Months 1995. The Transition Period also included additional sales personnel in the Company's spirits and imported beer divisions. Other general and administrative expenses increased by $1.0 million.

     Excluding the One-time Items and the UDG Acquisition, selling, general and administrative expenses as a percent of net sales increased to 19.3% from 17.6% in Six Months 1995 due to the inclusion of a full complement of advertising, promotion and selling expense related to the Almaden and Inglenook brands. The Company expects the percent of net sales represented by selling, general and administrative expenses to decline in Fiscal 1997 as compared to the Transition Period.

     NONRECURRING RESTRUCTURING EXPENSES

     The Company incurred net restructuring charges of $2.4 million in the Transition Period, as compared to restructuring charges of $0.7 million in Six Months 1995. The restructuring expenses in the Transition Period represent $3.1 million of incremental, nonrecurring expenses such as overtime and freight expense related to production and shipment delays associated with the Restructuring Plan, offset by a net reduction of $0.7 million in accrued liabilities associated with the Restructuring Plan to take into account lower than expected expenses for severance and facility holding and closure costs. (See "Financial Liquidity and Capital Resources" and the footnotes to the financial statements included in this Report on Form 10-K.)

     INTEREST EXPENSE, NET

     Net interest expense increased $4.2 million to $17.3 million in the Transition Period as compared to Six Months 1995. The increase resulted from additional interest expense associated with the borrowings related to the UDG Acquisition, amounting to $5.1 million, and increased working capital requirements due primarily to higher grape costs and the UDG Acquisition, partially offset by net reductions in the Company's Term Loan and Revolving Credit Loans using proceeds of the Company's November 18, 1994, public equity offering.

     PROVISION FOR FEDERAL AND STATE INCOME TAXES

     The Company's effective tax rate for the Transition Period was 50.4% as compared to 38.5% for Six Months 1995. The effective tax rate increased by 1.5% due to an increased state tax liability generated primarily by the increasing mix of the Company's business in the state of California, which has a higher tax rate. The additional 10.4% effective tax rate was related to a decrease in the tax benefit recognized for state tax purposes related primarily to the state of California's treatment of net operating losses, which are not expected to impact the effective tax rate in Fiscal 1997.

     NET INCOME

     Net income decreased to $3.3 million in the Transition Period from $20.3 million in Six Months 1995. The decrease in net income was primarily due to the after-tax impact of the One-time Items of $12.9 million, $7.8 million of higher selling, general and administrative expenses after taxes and $3.8 million of higher grape costs after taxes; partially offset by net income contributed by Barton exclusive of the impact of the UDG Acquisition and $3.1 million of after-tax profits from the UDG Acquisition including the impact of the interest associated with the acquisition financing, among other items.

                        --------------------------------

     As previously announced, the Company expects its fully diluted net income per share for Fiscal 1997 to be in the range of $2.30 to $2.50. The Company does not, however, necessarily expect its projected fully diluted net income per share for each quarter of Fiscal 1997 to follow historical patterns on a quarterly basis. These projected results assume increased grape costs from the upcoming harvest. The Company would expect to increase its wine and grape juice concentrate selling prices to offset fully these higher costs on an annualized basis. Under LIFO, higher cost inventory expected at the end of the fiscal year is fully reflected on an estimated basis each quarter the Company reports its results of operations during that fiscal year. Increases in wine and grape juice concentrate selling prices, however, are generally implemented as higher cost inventories are used later in the fiscal year. Initially, this timing difference results in increased selling prices not fully absorbing higher costs on a reported basis.

FISCAL YEAR ENDED AUGUST 31, 1995, COMPARED TO FISCAL YEAR ENDED AUGUST 31, 1994

     NET SALES

     Net sales for the 1995 fiscal year increased to $906.5 million from $629.6 million for the fiscal year ended August 31, 1994, an increase of $276.9 million, or approximately 44.0%. This increase resulted from the inclusion of
(i) $234.7 million of net sales of products acquired in the Almaden/Inglenook Acquisition; (ii) an overall increase of $25.8 million in net sales of Company products, excluding the impact of the net sales of products that were acquired during fiscal 1994; and (iii) an additional $16.4 million of net sales of Vintners' products resulting from inclusion of these products in the Company's portfolio for the entire first quarter of fiscal 1995 versus only six weeks in the first quarter of fiscal 1994. Excluding the impact of the additional six weeks of net sales of Vintners' products during the first quarter of fiscal 1995 and all of the net sales resulting from the Almaden/Inglenook Acquisition during the 1995 fiscal year, the Company's net sales increased 4.1% as compared to the fiscal year ended August 31, 1994. This was principally due to increased net sales of imported beer brands and varietal table wines.

     FOR PURPOSES OF COMPUTING THE NET SALES AND UNIT VOLUME COMPARATIVE DATA BELOW, SALES OF PRODUCTS ACQUIRED IN THE VINTNERS AND ALMADEN/INGLENOOK ACQUISITIONS HAVE BEEN INCLUDED IN THE ENTIRE PERIOD FOR THE FISCAL YEAR ENDED AUGUST 31, 1995, AND INCLUDED FOR THE SAME PERIOD DURING THE FISCAL YEAR ENDED AUGUST 31, 1994, PART OF WHICH WAS PRIOR TO THE VINTNERS ACQUISITION AND THE ALMADEN/INGLENOOK ACQUISITION.

     The table below sets forth the net sales (in thousands of dollars) and unit volumes (in thousands of cases) for the branded beverage alcohol products, branded wine products, each category of branded wine products, beer and spirits brands sold by the Company for the 1995 and 1994 fiscal years:

                  FISCAL YEAR 1995 COMPARED TO FISCAL YEAR 1994
                  ---------------------------------------------

                                NET SALES                      UNIT VOLUME
                       ------------------------------  -------------------------
                                           % INCREASE                 % INCREASE
                         1995       1994   (DECREASE)  1995     1994  (DECREASE)
                         ----       ----    ---------  ----     ----  ----------
Branded Beverage
 Alcohol Products (1)  $795,290   $750,180      6.0%  50,547   47,688      6.0%
Branded Wine Products  $487,101   $486,838      0.1%  28,019   28,657     (2.2%)
   Non-varietal wines  $223,391   $234,541     (4.8%) 14,577   15,594     (6.5%)
   Varietal wines      $128,679   $106,559     20.8%   6,032    4,943     22.0%
   Dessert wines       $ 68,094   $ 71,320     (4.5%)  4,474    4,794     (6.7%)
   Sparkling wines     $ 66,937   $ 74,418    (10.1%)  2,936    3,326    (11.7%)
Beer                   $216,159   $173,883     24.3%  17,471   14,100     23.9%
Spirits (2)            $ 92,400   $ 88,549      4.3%   5,041    4,847      4.0%

- - -----------------------

(1) The sum of the net sales and unit volume amounts from the categories do not equal total Branded Beverage Alcohol Products because miscellaneous items affecting net sales and unit volume are included in total Branded Beverage Alcohol Products but are not reflected in the category information.

(2) The Spirits category includes for both years presented case goods sales of a number of brandy products under brands acquired in the Vintners and Almaden/Inglenook Acquisitions.

     Net sales and unit volume of the Company's branded beverage alcohol products for the fiscal year ended August 31, 1995, each increased 6% as compared to the fiscal year ended August 31, 1994. This increase was principally due to increased net sales and unit volume of the Company's imported beer brands and varietal table wine brands.

     Net sales and unit volume of the Company's branded wine products for fiscal 1995 increased 0.1% and decreased 2.2%, respectively, as compared to fiscal 1994. These results were primarily due to lower non-varietal table wine, sparkling wine and dessert wine sales offset by improved varietal wine sales. The Company's results were also negatively affected by a backlog in fulfilling orders at the end of fiscal 1995 due to production and shipment delays associated with the relocation of West Coast bottling operations to the Company's Mission Bell winery under the Restructuring Plan. The backlog was substantially eliminated in the first three months of the Transition Period. The Company also increased prices on selected branded wine products during the Transition Period in response to increased grape costs associated with the 1995 harvest and to phase out introductory pricing on recently introduced line extensions of varietal wine products.

     Net sales and unit volume of the Company's non-varietal table wine brands for fiscal 1995 declined 4.8% and 6.5%, respectively, as compared to fiscal 1994. The Company believes these declines are consistent with a general decline in the consumption of non-varietal table wine products reflecting changing consumer preferences toward varietal table wines.

     Net sales and unit volume of the Company's varietal table wine brands for fiscal 1995 increased 20.8% and 22.0%, respectively, as compared to fiscal 1994, primarily from increased sales of most of the Company's varietal table wine brands. These increases reflect the continuation of the Company's strategy to expand distribution into new markets and increase penetration of existing markets primarily through line extensions and promotional activities. As part of this strategy, the Company also offered certain new and existing products at highly competitive prices.

     Net sales and unit volume of the Company's dessert wine brands for fiscal 1995 decreased 4.5% and 6.7%, respectively, compared to fiscal 1994. The Company believes those declines are consistent with a general decline in consumption of dessert wines. Declines in the Company's beverage dessert wines were partially offset by growth in higher priced traditional dessert wines such as port and sherry.

     Net sales and unit volume of the Company's sparkling wine brands for fiscal 1995 declined 10.1% and 11.7%, respectively, compared to fiscal 1994. These declines were primarily the result of strong competition and weak consumer demand for sparkling wine.

     Net sales and unit volume of the Company's beer brands for fiscal 1995 increased 24.3% and 23.9%, respectively, compared to fiscal 1994. These increases resulted primarily from increased sales of the Company's Corona brand and its other Mexican beer brands.

     Net sales and unit volume of the Company's spirits brands for fiscal 1995 increased 4.3% and 4.0%, respectively, compared to fiscal 1994. The growth is due to increased shipments of brandy, vodka, and tequila.

     GROSS PROFIT

     Gross profit for the fiscal year ended August 31, 1995, increased to $252.7 million from $182.4 million for the fiscal year ended August 31, 1994, an increase of $70.3 million, or approximately 38.6%. This increase resulted from the inclusion of the Almaden/Inglenook Product Lines with those of the Company, and to a lesser extent from increased sales of imported beer brands and the inclusion of Vintners' product lines with those of the Company. The Company's gross profit as a percentage of net sales decreased to 27.9% for the fiscal year ended August 31, 1995, from 29.0% for the fiscal year ended August 31, 1994. The Company's gross profit percentages decreased as a result of the inclusion of operations acquired in the Almaden/Inglenook Acquisition, which had a lower gross profit percentage than the remainder of the Company's operations, and reduced gross profit percentages on sales of certain of the Company's table wine brands in fiscal 1995 as compared to fiscal 1994.

     The cost of grapes, a major component of the Company's raw materials for its winemaking, increased significantly for the 1995 harvest compared with the 1994 harvest, and is expected to further increase in the 1996 harvest. The Company uses the last in, first out (LIFO) method of valuing its inventories. The increased grape costs associated with the 1995 grape harvest therefore increased the Company's costs of goods sold beginning in the first three months of the Transition Period. As a result, gross profit margins for the Company's wine business were adversely affected during the Transition Period.

     SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

     Selling, general and administrative expenses for the fiscal year ended August 31, 1995 increased to $159.2 million from $121.4 million for the fiscal year ended August 31, 1994, an increase of $37.8 million, or approximately 31.1%. This increase primarily resulted from the additional expenses associated with the sales and marketing of the products acquired in the Almaden/Inglenook Acquisition, and to a lesser extent, higher advertising and promotion expenses associated with certain wine brands. As a percentage of net sales, selling, general and administrative expenses decreased to 17.6% for fiscal 1995 as compared to 19.3% for fiscal 1994 as a result of increased economies of scale.

     NONRECURRING RESTRUCTURING EXPENSES

     In fiscal 1995, the Company incurred a nonrecurring restructuring charge of $2.2 million related to its Restructuring Plan which reduced net income per share by $0.07 on a fully diluted basis as compared to a nonrecurring restructuring charge of $24 million in fiscal 1994, also related to the Restructuring Plan, which reduced net income per share by $0.91 on a fully diluted basis. (See the footnotes to the financial statements included in this Report on Form 10-K.)

     INTEREST EXPENSE, NET

     Net interest expense increased $6.5 million to $24.6 million in the fiscal year ended August 31, 1995, as compared to the fiscal year ended August 31, 1994. The increase is primarily due to borrowings related to the Vintners and Almaden/Inglenook Acquisitions.

     NET INCOME

     Net income for the fiscal year ended August 31, 1995, increased to $41.0 million from $11.7 million for the fiscal year ended August 31, 1994, an increase of $29.3 million, or approximately 249.6%. Fully diluted earnings per share increased to $2.13 in the fiscal year ended August 31, 1995, from $0.74 in the fiscal year ended August 31, 1994, a 187.8% improvement.

     Excluding the impact of the nonrecurring restructuring expenses, net income was $42.4 million in fiscal 1995 as compared to $26.6 million in fiscal 1994. This represents an improvement in net income of $15.8 million or 59.4%. Excluding the impact of the nonrecurring restructuring expenses, fully diluted earnings per common share increased to $2.20 from $1.65, an increase of 33.3%. These increases were due to the contribution of the Almaden and Inglenook brands and other products acquired in the Almaden/Inglenook Acquisition and increased sales of imported beer brands.

FISCAL YEAR ENDED AUGUST 31, 1994, COMPARED TO FISCAL YEAR ENDED AUGUST 31, 1993

     NET SALES

     Net sales for the Company's 1994 fiscal year increased to $629.6 million from $306.3 million for the fiscal year ended August 31, 1993, an increase of $323.3 million, or approximately 106%. The increase resulted from the inclusion of (i) an additional 10 months of Barton's net sales during the fiscal year ended August 31, 1994, amounting to $210.6 million, as compared to two months of Barton's net sales in the same period a year ago, (ii) $119.2 million of net sales of Vintners' products from October 15, 1993, the date of the Vintners Acquisition and (iii) $17.1 million of net sales of products acquired in the Almaden/Inglenook Acquisition from August 5, 1994, the date of the
Almaden/Inglenook Acquisition. Excluding the impact of the Acquisitions, the Company's net sales decreased $23.5 million, or 9.2%, when compared to the same period a year ago. This was principally due to a decrease in net sales of the Company's non-branded products, specifically grape juice concentrate, and to lower sales of the Company's dessert wines.

     FOR PURPOSES OF COMPUTING THE COMPARATIVE DATA BELOW, SALES OF BRANDED WINE PRODUCTS ACQUIRED IN THE VINTNERS AND ALMADEN/INGLENOOK ACQUISITIONS HAVE BEEN INCLUDED IN THE FISCAL YEAR ENDED AUGUST 31, 1994, FROM THE ACQUISITION DATES THROUGH AUGUST 31, 1994, AND INCLUDED FOR THE SAME PERIODS DURING THE FISCAL YEAR ENDED AUGUST 31, 1993, PRIOR TO BOTH ACQUISITIONS. FURTHER, SALES OF BRANDED PRODUCTS ACQUIRED IN THE BARTON ACQUISITION HAVE BEEN INCLUDED FOR THE ENTIRE FISCAL YEAR ENDED AUGUST 31, 1994, AND INCLUDED FOR THE SAME PERIOD DURING THE FISCAL YEAR ENDED AUGUST 31, 1993, TEN MONTHS OF WHICH WERE PRIOR TO THE BARTON ACQUISITION.

     Net sales and unit volume of the Company's branded beverage alcohol products for the fiscal year ended August 31, 1994, have increased 0.7% and 1.1%, respectively, as compared to the same period a year ago. This increase was principally due to increased net sales and unit volume of the Company's imported beer brands and, to a lesser extent, increased net sales and unit volume of the Company's varietal table wine brands.

     Net sales and unit volume of the Company's branded wine products for the fiscal year ended August 31, 1994, declined 4.6% and 6.0%, respectively, as compared to the same period a year ago. These decreases were due to lower sales of branded wine products acquired from Vintners and, to a lesser extent, to lower sales of the Company's branded wine products, exclusive of branded wine products acquired from Vintners.

     Net sales and unit volume of the Company's varietal table wine brands for the fiscal year ended August 31, 1994 increased 2.3% and 6.4%, respectively, reflecting increases in substantially all of the Company's varietal table wine brands except for varietal table wine brands acquired from Vintners which declined 13.2% and 3.1%, in net sales and unit volume, respectively. Net sales and unit volume of the Company's non-varietal table wine brands for the same period were down 4.8% and 5.8%, respectively, principally due to lower sales of non-varietal table wine brands acquired from Vintners. Net sales and unit volume of sparkling wine brands each decreased 2.1% in the fiscal year ended August 31, 1994, versus the same period a year ago. This was principally due to a general decline in most of the Company's sparkling wine brands with the exception of J. Roget. Net sales and unit volume of the Company's dessert wine brands were down 11.1% and 13.2%, respectively, in the fiscal year ended August 31, 1994, versus the same period a year ago. The Company's net sales and unit volume of dessert wine brands have declined over the last three years. These declines can be attributed to a general decline in dessert wine consumption in the United States. For the fiscal year ended August 31, 1994, net sales of branded dessert wines constituted less than 12% of the Company's overall net sales. Notwithstanding this, net sales and unit volume of the premium dessert wine brands acquired from Vintners increased and remained flat, respectively, in the fiscal year ended August 31, 1994, versus the same period a year ago.

     Net sales and unit volume of the Company's beer brands for the fiscal year ended August 31, 1994, increased by 12.9% and 13.3%, respectively, when compared to net sales and unit volume of these beer brands with respect to the same period a year ago, part of which was prior to the Barton Acquisition. These increases resulted primarily from increased sales of the Company's Corona brand and other Mexican beer brands, and increased sales of its St. Pauli Girl and Point brands. The Company's agreement to continue to distribute Corona and its other Mexican beer brands expires in December 1998.

     Net sales and unit volume of the Company's spirits case goods for the fiscal year ended August 31, 1994, were down 3.9% and 1.2%, respectively, as compared to net sales and unit volume of these spirits case goods with respect to the same period a year ago, part of which was prior to the Barton Acquisition. This decrease in net sales was primarily due to lower net sales of the Company's aged whiskeys (i.e., Canadian, bourbon and Scotch whiskeys) and brandy, which was partially offset by increased net sales of the Company's blended whiskey, tequila and liqueur brands.

     GROSS PROFIT

     Gross profit increased to $182.4 million in the fiscal year ended August 31, 1994, from $91.4 million in the fiscal year ended August 31, 1993, an increase of $91.0 million, or approximately 100%. This increase in gross profit resulted from the inclusion of the operations of Barton, Vintners and the Almaden/Inglenook Product Lines with those of the Company. Gross profit as a percentage of net sales decreased to 29.0% in the fiscal year ended August 31, 1994, from 29.8% in the fiscal year ended August 31, 1993. The Company's gross margin decreased primarily as a result of the inclusion of Barton's and Vintners' operations into the Company.

     SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

     Selling, general and administrative expenses increased to $121.4 million in the fiscal year ended August 31, 1994, from $60.0 million in the fiscal year ended August 31, 1993, an increase of $61.4 million, or approximately 102%. This increase resulted from the additional selling, general and administrative expenses associated with the operations of Barton and Vintners and higher advertising and promotional spending on brands the Company owned prior to the Barton and Vintners Acquisitions.

     NONRECURRING RESTRUCTURING EXPENSES

     As a result of the Restructuring Plan, the Company recorded a restructuring charge in the fourth quarter of fiscal 1994 which reduced after-tax income for fiscal 1994 by $14.9 million, or $0.91 per share on a fully diluted basis. (See the footnotes to the financial statements included in this Report on Form 10-K.)

     INTEREST EXPENSE, NET

     Net interest expense increased to $18.1 million in the fiscal year ended August 31, 1994, from $6.1 million in the fiscal year ended August 31, 1993, an increase of $12.0 million. The increase resulted primarily from borrowings related to the Barton, Vintners and Almaden/Inglenook Acquisitions.

     NET INCOME

     Net income decreased to $11.7 million in the fiscal year ended August 31, 1994, from $15.6 million in the fiscal year ended August 31, 1993, a decrease of $3.9 million, or approximately 24.8%. The decrease in net income resulted primarily from the restructuring charge of $24 million which reduced after-tax net income by $14.9 million. Exclusive of the impact of the restructuring charge, net income increased 71% to $26.6 million, or $1.65 of fully diluted earnings per common share, compared with net income of $15.6 million or $1.20 of fully diluted earnings per common share in fiscal 1993. (See "Nonrecurring Restructuring Expenses.")

FINANCIAL LIQUIDITY AND CAPITAL RESOURCES

     GENERAL

     The Company's principal use of cash in its operating activities is for purchasing and carrying inventory of raw materials, inventories in process and finished goods. The Company's primary source of liquidity has historically been cash flow from operations, except during the annual fall grape harvests when the Company has relied on short-term borrowings. The annual grape crush normally begins in August and runs through October. The Company generally begins purchasing grapes in August with payments for such grapes beginning to come due in September. The Company's short-term borrowings to support such purchases generally reach their highest levels in November or December. Historically, the Company has used cash flow from operating activities to repay its short-term borrowings.

     TRANSITION PERIOD CASH FLOWS

     OPERATING ACTIVITIES

     Net cash used in operating activities in the Transition Period was $84.8 million. The net cash used in operating activities for the Transition Period resulted principally from an increase in current assets, offset in part by net income adjusted for noncash items. The increase in current assets resulted principally from a $70.2 million increase in inventories as a result of the purchase of grapes from the 1995 harvest and a $27.0 million increase in accounts receivable primarily due to sales of products and services from the UDG Acquisition.

     INVESTING ACTIVITIES AND FINANCING ACTIVITIES

     Net cash used in investing activities in the Transition Period was $26.8 million, resulting primarily from $16.1 million of capital expenditures and $11.3 million of Earn-Out payments (as defined below). Included in the capital expenditures is $6.6 million associated with the Restructuring Plan.

     Net cash provided by financing activities in the Transition Period was $110.8 million, resulting principally from $111.3 million of Revolving Loan borrowings under the Company's Credit Facility (as defined below) to fund higher net seasonal working capital requirements and $13.2 million of increased Term Loan facility borrowings used to fund the purchase of inventories, excess borrowings and transaction costs in connection with the UDG Acquisition, partially offset by $14.6 million of principal payments of long-term debt. The total increase in the Company's Term Loan facility was $155.0 million, which included the $13.2 million and $141.8 million used to finance the UDG Acquisition.

     As of February 29, 1996, under its Credit Facility, the Company had outstanding Term Loans of $236.0 million bearing interest at 6.4%, $111.3 million of Revolving Loans bearing interest at 6.3%, $5.0 million of Revolving Letters of Credit and $13.7 million under the Barton Letter of Credit. As of February 29, 1996, under the Credit Facility, $68.7 million of Revolving Loans were available to be drawn by the Company.

     During the Transition Period, the Company's Board of Directors authorized the repurchase of up to $30.0 million of its Class A Stock and Class B Stock.
The repurchase of shares of common stock will be accomplished, from time to time, depending upon market conditions, through open market or privately negotiated transactions. The Company may finance such repurchases through cash generated from operations or through the Credit Facility. The repurchased shares will become treasury shares and may be used for general corporate purposes. As of May 29, 1996, the Company had repurchased 55,000 shares of Class A Stock, at an aggregate cost of $1,708,750, or at an average price of $31.07 per share. All such shares were repurchased subsequent to the Transition Period.

     THE COMPANY'S CREDIT FACILITY

     On September 1, 1995, the Company, its principal operating subsidiaries, and a syndicate of 20 banks, (the "Syndicate Banks") for which The Chase Manhattan Bank (National Association)("Chase") acts as Administrative Agent, entered into the Third Amended and Restated Credit Agreement. (This Agreement amended and restated the Second Amendment and Restatement dated as of August 5, 1994 of Amendment and Restatement of Credit Agreement dated June 29, 1993.) This Third Amended and Restated Credit Agreement was further amended (i) as of December 20, 1995, to permit the use of Revolving Loans to purchase up to $30.0 million of the Company's common stock, (ii) as of January 10, 1996, to accommodate the change in the Company's fiscal year end, and (iii) as of May 17, 1996, to, among other things, modify certain financial covenants, effective as of February 29, 1996, to which the Company is subject. (The Third Amended and Restated Credit Agreement, as amended, is referred to as the "Credit Facility".) As of September 1, 1995, the Credit Facility provided for (i) a $246.0 million Term Loan facility due in August 2001 ("Term Loans"), (ii) a $185.0 million Revolving Loan facility which expires in June 2001 ("Revolving Loans"), and
(iii) a $25.0 million irrevocable standby Letter of Credit (the "Barton Letter of Credit") related to the Barton Acquisition Earn-Out payments (as defined below), which expires in December 1996.

     The Term Loans and the Revolving Loans, at the Company's option, can be either a base rate loan or a Eurodollar rate loan. In addition, the Revolving Loans can be a money market loan. A base rate loan bears interest at the rate per annum equal to the higher of (1) the Federal Funds rate for such day plus 1/2 of 1%, or (2) the Chase prime commercial lending rate. A Eurodollar rate loan bears interest at LIBOR plus a margin of 0.75%. The interest rate margin for Eurodollar rate loans may be decreased by up to 0.25% or increased by up to 0.5% depending on the Company's debt coverage ratio (as defined in the Credit Facility). The interest rate on a money market loan is determined by a competitive bid process among the Syndicate Banks.

     On September 1, 1995, under the Credit Facility, the Company borrowed an additional $155,000,000 through the Term Loan facility to finance the UDG Acquisition. As of May 22, 1996, the Company had outstanding Term Loans in a principal amount of $226.0 million bearing interest at 6.2% with quarterly principal payments of $10.0 million which commenced on December 15, 1995 and a final payment of $16.0 million in August 2001. The Company may prepay the principal of the Term Loans and the Revolving Loans at its discretion and must prepay the principal with 65% of its annual excess cash flow, proceeds from the sale of certain assets and the net proceeds of any issuance of equity.

     The $185.0 million Revolving Loan facility may be utilized by the Company either in the form of Revolving Loans or as Revolving Letters of Credit up to a maximum of $20.0 million. Additionally, availability of Revolving Loans is subject to a formula based on the amount of certain eligible receivables and certain eligible inventory and is reduced by the amount of Revolving Letters of Credit. As of May 22, 1996, there were outstanding Revolving Loans of $93.0 million bearing interest at 6.3%, undrawn Revolving Letters of Credit of $9.6 million and $82.4 million available to be drawn in Revolving Loans. The proceeds from the $93.0 million increase in the Revolving Loans since August 31, 1995, were used primarily to fund the purchase of grapes during the 1995 grape harvest and are expected to be repaid with cash from operating activities. The Revolving Loans are required to be prepaid in such amounts that, for a period of thirty consecutive days during the fiscal quarters ending on May 31 and August 31 of each fiscal year, the aggregate amount of Revolving Loans outstanding, together with drawn and undrawn Revolving Letters of Credit, will not exceed $60.0 million.

     The Barton Letter of Credit is an existing letter of credit originally issued in the face amount of $25.0 million. This amount represented the full amount committed under the Credit Facility. On January 1, 1996, the face amount of the Barton Letter of Credit was reduced to $13.7 million and will terminate on December 31, 1996. The Company must pay commitment and other fees based on the undrawn face amount of the Barton Letter of Credit. In the event a beneficiary makes a demand for payment under the Barton Letter of Credit, the Company must pay to the issuing bank the amount of such demand at or prior to the date the payment is to be made by the issuing bank to the beneficiary, and the Company must inform the bank if the Company is borrowing to make that payment.

     Each of the Company's operating subsidiaries has guaranteed, jointly and severally, the Company's obligations under the Credit Facility. The Syndicate Banks have been given security interests in substantially all of the assets of the Company and its subsidiaries. The Company and its subsidiaries are subject to customary secured lending covenants including those restricting additional liens, the incurrence of additional indebtedness, the sale of assets, the payment  of  dividends,  transactions  with  affiliates,  the  making of certain investments and certain other fundamental changes. The Company and its subsidiaries are also required to maintain a minimum level of interest rate protection instruments and the following financial covenants above specified levels: debt coverage ratio; tangible net worth; fixed charges ratio; and operating cash flow to interest expense. Among the most restrictive covenants contained in the Credit Facility, the Company is required to maintain a fixed charges ratio not less than 1.0 to 1.0 at the last day of each fiscal quarter for the most recent four quarter periods.

     SENIOR SUBORDINATED NOTES

     In connection with the Vintners Acquisition, the Company borrowed $130.0 million under a subordinated bank loan. The Company repaid the subordinated bank loan in December 1993 from the proceeds of the sale of its $130.0 million 8.75% Senior Subordinated Notes due 2003 (the "Notes") together with Revolving Loan borrowings. The Notes are due in 2003 with a stated interest rate of 8.75% per annum. Interest is payable semi-annually on June 15 and December 15 of each year. The Notes are redeemable at the option of the Company, in whole or in part, on or after December 15, 1998. The Notes are unsecured and subordinated to the prior payment in full of all senior indebtedness of the Company, which includes the Credit Facility. The Notes are guaranteed, on a senior subordinated basis, by substantially all of the Company's operating subsidiaries.

     PAYMENTS TO FORMER BARTON STOCKHOLDERS

     Pursuant to the Barton Acquisition, the Company is obligated to make payments of up to an aggregate amount of $57.3 million to the former Barton stockholders (the "Barton Stockholders") which payments are payable over a three-year period ending November 29, 1996 (the "Earn-Out"). The first payment to the Barton Stockholders of $4.0 million was made on December 31, 1993, the second payment of $28.3 million was made on December 30, 1994, and the third payment of $10.0 million was made on November 30, 1995, as a result of satisfaction of certain performance goals and the achievement of targets for earnings before interest and taxes. The Company funded this payment through Revolving Loans under its then existing bank Credit Facility. The final remaining payment has been accrued as of February 29, 1996, as a result of the achievement of certain targets for earnings before interest and taxes and is to be made by November 29, 1996, and is expected to be funded through Revolving Loans. Such payment obligations are secured by the Company's irrevocable standby letter of credit under the Credit Facility (i.e., the Barton Letter of Credit) and are subject to acceleration in certain events. All Earn-Out payments were accounted for as additional purchase price for the Barton Acquisition when the contingencies were satisfied and were allocated based upon the fair market value of the underlying assets. As a result, as the Earn-Out conditions are satisfied and the payments are accrued, depreciation and amortization expense will increase in the future over the remaining useful lives of these assets.

     VINTNERS HOLDBACK

     At the closing of the Vintners Acquisition, the Company held back from Vintners $8.4 million of the Vintners cash consideration, which represents 10% of the then estimated net current assets of Vintners purchased by the Company (the "Held-back Amount") and deposited an additional $2.8 million of the Vintners cash consideration into an escrow account to be held until October 15, 1995, which escrow has been extended. Subsequent to the Vintners Acquisition, the corporation formerly known as Vintners ("Old Vintners") delivered a final closing net asset statement which indicated that the purchase price should be reduced by $700,000. The Company believes that the net current assets as reflected on the initial closing net asset statement were overstated by approximately $14.0 million. The Company and Old Vintners have been unable to resolve their differences and the Company expects that the final net asset amount will be determined by an independent accounting firm (the "Unaffiliated Firm") under the terms of the acquisition agreement although such firm has not yet been selected by the parties. The decision of the Unaffiliated Firm will be final and binding upon the parties. In the event it is determined that the purchase price should be reduced by less than $8.4 million then the Company shall pay the difference into the established escrow. If the purchase price is to be reduced by more than $8.4 million, then the Company will retain the Held-back Amount and will be paid the amount in excess of $8.4 million out of the escrow account up to the amount held in the escrow account. Any amounts remaining in the escrow account will be held to reimburse the Company for any indemnification claims arising out of the Vintners Acquisition.

     RESTRUCTURING PLAN

     As a result of the Restructuring Plan, the Company incurred an after-tax restructuring charge in the Transition Period of approximately $1.2 million, or $.06 per share on a fully diluted basis. These charges primarily represent incremental, nonrecurring expenses incurred for overtime and freight expenses resulting from inefficiencies related to the Restructuring Plan, offset by a reduction in the accrual for restructuring expenses primarily for severance and facility holding and closure costs. During the Transition Period, the Company expended approximately $6.6 million for capital expenditures associated with the Restructuring Plan.

     OTHER

     The Company engages in operations at its facilities for the purpose of disposing of waste and by-products generated in its production process. These operations include the treatment of wastewater to comply with regulatory requirements prior to disposal in public facilities or upon property owned by the Company or others and do not constitute a material part of the Company's overall cost of product sold. Expenditures for the purpose of maintaining or improving the Company's wastewater treatment facilities have not constituted a material part of the Company's maintenance or capital expenditures during the Transition Period or over the last three fiscal years and the Company does not expect to incur any such material expenditures during its 1997 fiscal year. During the Transition Period and the last three fiscal years, the Company has not incurred, nor does it expect to incur in its 1997 fiscal year, any material expenditures related to remediation of previously contaminated sites or other nonrecurring environmental matters.

     The Company believes that cash provided by operating activities will provide sufficient funds to meet all of its anticipated short and long-term debt service and capital expenditure requirements. The Company is not aware of any potential impairment to its liquidity and believes that the Revolving Loans available under the Credit Facility and cash provided by operating activities will provide adequate resources to satisfy its working capital, liquidity and anticipated capital expenditure requirements for at least the next four fiscal quarters.

                         ------------------------------

           IMPORTANT INFORMATION REGARDING FORWARD-LOOKING STATEMENTS

     The Company makes forward-looking statements from time to time and desires to take advantage of the "safe harbor" which is afforded such statements under the Private Securities Litigation Reform Act of 1995 when they are accompanied by meaningful cautionary statements identifying important factors that could cause actual results to differ materially from those in the forward-looking statements.

     The statements contained in the foregoing "Management's Discussion and Analysis of Financial Condition and Results of Operations" and elsewhere in this Transition Report on Form 10-K which are not historical facts are forward-looking statements that involve risks and uncertainties that could cause actual results to differ materially from those set forth in the forward-looking statements. Any projections of future results of operations, and in particular, the Company's estimated fully diluted net income per share for Fiscal 1997, should not be construed in any manner as a guarantee that such results will in fact occur. There can be no assurance that any forward-looking statement will be realized or that actual results will not be significantly higher or lower than set forth in such forward-looking statement. In addition to the risks and uncertainties of ordinary business operations, the forward-looking statements of the Company contained in this Transition Report on Form 10-K are also subject to the following risks and uncertainties:

     The Company is in a highly competitive environment and its dollar sales and unit volume could be negatively affected by its inability to maintain or increase prices, changes in geographic or product mix, a general decline in beverage alcohol consumption or the decision of its wholesale customers, retailers or consumers to purchase competitive products instead of the Company's products. Wholesaler, retailer and consumer purchasing decisions are influenced by, among other things, the perceived absolute or relative overall value of the Company's products, including their quality or pricing, compared to competitive products. Unit volume and dollar sales could also be affected by pricing, purchasing, financing, operational, advertising or promotional decisions made by wholesalers and retailers which could affect their supply, or consumer demand for, the Company's products.

     The Company could experience raw material supply, production or shipment difficulties which could adversely affect its ability to supply goods to its customers. The Company could also experience higher than expected increases in its cost of product sold if raw materials such as grapes or packaging materials are in short supply or if the Company experiences increased overhead costs.

     The Company could experience higher than expected selling, general and administrative expenses if it finds it necessary to increase its number of personnel or its advertising or promotional expenditures to maintain its competitive position or for other reasons.

     The Company believes that its future results of operations are inherently difficult to predict due to the Company's use of the last-in, first-out costing method ("LIFO"), particularly as it relates to the Company's purchase of grapes from the 1996 fall harvest. The Company has estimated the impact that grape costs will have on the Company's gross profits for Fiscal 1997. However, at this time of year, the Company's estimate is preliminary as there is insufficient information available to predict with any certainty grape costs from the fall 1996 harvest.

     The Company is currently undergoing a reengineering effort involving the evaluation of its business processes and organizational structure and could make changes in its business in response to this effort which are not currently contemplated.

     The Company could experience difficulties or delays in the development, production, testing and marketing of new products, and the failure of manufacturing economies related to such matters as bottling line speeds and warehousing capabilities to develop when planned.

     The Company could experience changes in its ability to obtain or hedge against foreign currency, foreign exchange rates and fluctuations in those rates. The Company could also be affected by nationalizations or unstable governments or legal systems or intergovernmental disputes. These currency, economic and political uncertainties may affect the Company's results, especially to the extent these matters, or the decisions, policies or economic strength of the Company's suppliers, affect the Company's Mexican, German, Chinese and other imported beer products.

     The forward-looking statements contained herein are based on estimates which the Company believes are reasonable. This means that the Company's actual results could differ materially from such estimates as a result of being negatively affected as above described or otherwise positively affected.

ITEM 8.   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA


                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
                                       AND
                             SUPPLEMENTARY SCHEDULES

                                FEBRUARY 29, 1996


                                                                            Page

The following information is presented in this report:

     Report of Independent Public Accountants .............................
     Consolidated Balance Sheets - February 29, 1996, February 28, 1995
          (unaudited), August 31, 1995 and 1994............................
     Consolidated Statements of Income for the six months ended February
          29, 1996 and February 28, 1995 (unaudited) and for the years ended August 31, 1995, 1994, and 1993............................
     Consolidated Statements of Changes in Stockholders' Equity for the
          six months ended February 29, 1996 and for the years ended
          August 31, 1995, 1994, and 1993..................................
     Consolidated Statements of Cash Flows for the six months ended
          February 29, 1996 and February 28, 1995 (unaudited) and for the years ended August 31, 1995, 1994, and 1993......................
     Notes to Consolidated Financial Statements............................
     Selected Financial Data...............................................
     Selected Quarterly Financial Information (Unaudited) .................

Schedules I thru V are not submitted because they are not applicable or not required under the rules of Regulation S-X.

Individual financial statements of the Registrant have been omitted because the Registrant is primarily an operating company and no subsidiary included in the consolidated financial statements has minority equity interest and/or noncurrent indebtedness, not guaranteed by the Registrant, in excess of 5% of total consolidated assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To Canandaigua Wine Company, Inc.:

We have audited the accompanying consolidated balance sheets of Canandaigua Wine Company, Inc. (a Delaware corporation) and subsidiaries as of February 29, 1996 and August 31, 1995 and 1994, and the related consolidated statements of income, changes in stockholders' equity and cash flows for the six months ended February 29, 1996 and each of the three years in the period ended August 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canandaigua Wine Company, Inc. and subsidiaries as of February 29, 1996 and August 31, 1995 and 1994, and the results of their operations and their cash flows for the six months ended February 29, 1996 and each of the three years in the period ended August 31, 1995, in conformity with generally accepted accounting principles.


Rochester, New York,                          /s/ Arthur Andersen LLP
  May 17, 1996

                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)
                                                        February 29, 1996    February 28, 1995  August 31, 1995  August 31, 1994
                                                        -----------------    -----------------  ---------------  ---------------
                                                                               (unaudited)
ASSETS
CURRENT ASSETS:
     Cash and cash investments                             $     3,339           $   3,090        $   4,180        $   1,495
     Accounts receivable, net                                  142,471             120,538          115,448          122,124
     Inventories, net                                          341,838             319,836          256,811          301,053
     Prepaid expenses and other
     current assets                                             30,372              26,298           25,070           29,377
                                                           -----------           ---------        ---------        ---------
          Total current assets                                 518,020             469,762          401,509          454,049
PROPERTY, PLANT AND EQUIPMENT, NET                             250,638             195,839          217,505          194,283
OTHER ASSETS                                                   285,922             167,316          166,907          178,230
                                                           ===========           =========        =========        =========
     Total assets                                          $ 1,054,580           $ 832,917        $ 785,921        $ 826,562
                                                           ===========           =========        =========        =========

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
     Notes payable                                         $   111,300           $   7,000        $    --          $  19,000
     Current maturities of long-term debt                       40,797              37,857           29,133           31,001
     Accounts payable                                           59,730              45,438           62,091           75,506
     Accrued federal and state excise taxes                     19,699              23,564           15,633           16,657
     Other accrued expenses and liabilities                     68,440              77,192           67,896           96,061
                                                           -----------           ---------        ---------        ---------
          Total current liabilities                            299,966             191,051          174,753          238,225
                                                           -----------           ---------        ---------        ---------
LONG-TERM DEBT, less current maturities                        327,616             239,791          198,859          289,122
                                                           -----------           ---------        ---------        ---------
DEFERRED INCOME TAXES                                           58,194              43,831           49,827           43,774
                                                           -----------           ---------        ---------        ---------
OTHER LIABILITIES                                               12,298              30,077           10,600           51,248
                                                           -----------           ---------        ---------        ---------
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
     Class A Common Stock, $.01 par value-
          Authorized, 60,000,000 shares; Issued,
          17,423,082 shares at February 29, 1996,
          17,343,889 shares at February 28, 1995,
          17,400,082 shares at August 31, 1995,
          and 13,832,597 shares at August 31, 1994                 174                 173              174              138
     Class B Convertible Common Stock, $.01
          par value - Authorized, 20,000,000
          shares; Issued 3,991,683 shares at
          February 29, 1996, 4,015,626 shares
          at February 28, 1995, 3,996,683
          shares at August 31, 1995, and
          4,015,776 shares at August 31, 1994                       40                  40               40               40
     Additional paid-in capital                                221,133             216,967          219,894          113,348
     Retained earnings                                         142,600             118,578          139,278           98,258
                                                           -----------           ---------        ---------        ---------
                                                               363,947             335,758          359,386          211,784
                                                           -----------           ---------        ---------        ---------
     Less-Treasury stock-
     Class A Common  Stock, 1,165,786 shares
          at February 29, 1996, 1,215,296
          shares at February 28, 1995,
          1,186,655 shares at August 31, 1995,
          and 1,215,296 shares at
          August 31, 1994, at cost                              (5,234)             (5,384)          (5,297)          (5,384)
     Class B Convertible Common Stock, 625,725
          shares at February 29, 1996,
          February 28, 1995, August 31, 1995
          and 1994, at cost                                     (2,207)             (2,207)          (2,207)          (2,207)
                                                           -----------           ---------        ---------        ---------
                                                                (7,441)             (7,591)          (7,504)          (7,591)
                                                           -----------           ---------        ---------        ---------
     Total stockholders' equity                                356,506             328,167          351,882          204,193
                                                           -----------           ---------        ---------        ---------
     Total liabilities and stockholders' equity            $ 1,054,580           $ 832,917        $ 785,921        $ 826,562
                                                           ===========           =========        =========        =========

The accompanying notes to consolidated financial statements are an integral part of these balance sheets.

                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                        (in thousands, except share data)
                                           For the Six Months Ended       For the Years Ended August 31,
                                          --------------------------  ------------------------------------
                                          February 29,  February 28,
                                              1996         1995           1995         1994         1993
                                              ----         ----           ----         ----         ----
                                                        (unaudited)
GROSS SALES                                $ 738,415    $ 592,305    $ 1,185,074    $ 861,059    $ 389,417
     Less - Excise taxes                    (203,391)    (137,820)      (278,530)    (231,475)     (83,109)
                                           ---------    ---------    -----------    ---------    ---------
        Net sales                            535,024      454,485        906,544      629,584      306,308

COST OF PRODUCT SOLD                        (396,208)    (327,694)      (653,811)    (447,211)    (214,931)
                                           ---------    ---------    -----------    ---------    ---------
       Gross profit                          138,816      126,791        252,733      182,373       91,377

SELLING, GENERAL AND
   ADMINISTRATIVE EXPENSES                  (112,411)     (79,925)      (159,196)    (121,388)     (59,983)

NONRECURRING RESTRUCTURING EXPENSES           (2,404)        (685)        (2,238)     (24,005)        --
                                           ---------    ---------    -----------    ---------    ---------
       Operating income                       24,001       46,181         91,299       36,980       31,394
INTEREST INCOME                                  149          335            520          311          147
INTEREST EXPENSE                             (17,447)     (13,476)       (25,121)     (18,367)      (6,273)
                                           ---------    ---------    -----------    ---------    ---------
     Income before provision for federal
     and state income taxes                    6,703       33,040         66,698       18,924       25,268
PROVISION FOR FEDERAL AND
   STATE INCOME TAXES                         (3,381)     (12,720)       (25,678)      (7,191)      (9,664)
                                           ---------    ---------    -----------    ---------    ---------
NET INCOME                                 $   3,322    $  20,320    $    41,020    $  11,733    $  15,604
                                           =========    =========    ===========    =========    =========

SHARE DATA:
Net  income per common and common
     equivalent share:
          Primary                               $.17        $1.11          $2.14         $.74        $1.30
                                                ====        =====          =====         ====        =====
          Fully diluted                         $.17        $1.11          $2.13         $.74        $1.20
                                                ====        =====          =====         ====        =====
Weighted average shares outstanding:
          Primary                         20,006,267   18,343,870     19,147,935   15,783,583   11,963,652
          Fully diluted                   20,006,267   18,346,513     19,296,269   16,401,598   15,203,114

The accompanying notes to consolidated financial statements are an integral part of these statements.

                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
                        (in thousands, except share data)
                                                                Common Stock        Additional     Retained    Treasury
                                                             Class A     Class B  paid-in Capital  Earnings     Stock        Total
                                                             -------     -------  ---------------  --------     -----        -----
BALANCE,  August 31, 1992                                  $      96   $      41    $  32,338    $  70,921   ($  7,847)   $  95,549
Conversion of 1,165 Class B Convertible Common
 shares to Class A Common shares                                  --          --           --           --          --           --
Issuance of 1,000,000 Class A Common shares                       10          --       13,584           --          --       13,594
Conversion of 7% Convertible debentures to
 Class A Common shares                                            --          --          976           --          --          976
Employee stock purchase of 21,071 treasury shares                 --          --          266           --          64          330
Issuance of  4,104 treasury shares to stock
 incentive plan                                                   --          --           38           --          13           51
Net income for fiscal 1993                                        --          --           --       15,604          --       15,604
                                                            -----------------------------------------------------------------------

BALANCE,  August 31, 1993                                        106          41       47,202       86,525      (7,770)     126,104
Conversion of 52,800 Class B Convertible Common
 shares to Class A Common shares                                   1          (1)          --           --          --           --
Conversion of 7% Convertible debentures to
 Class A Common shares                                            31          --       58,925           --          --       58,956
To write-off unamortized deferred financing
 costs on debentures converted, net of amortization               --          --       (1,569)          --          --       (1,569)
To write-off interest accrued on debentures,
 net of tax effect                                                --          --          850           --          --          850
Employee stock purchase of 58,955 treasury shares                 --          --          878           --         179        1,057
To record exercise of 2,250 Class A stock options                 --          --           10           --          --           10
To record 500,000 Class A stock options related to the
 Vintners Acquisition                                             --          --        4,210           --          --        4,210
To record 600,000 Class A stock options related to the
 Almaden/Inglenook asset purchase                                 --          --        2,842           --          --        2,842
Net income for fiscal 1994                                        --          --           --       11,733          --       11,733
                                                            -----------------------------------------------------------------------

BALANCE,  August 31, 1994                                        138          40      113,348       98,258      (7,591)     204,193
Conversion of 19,093 Class B Convertible Common
 shares to Class A Common shares                                  --          --           --           --          --           --
Issuance of 3,000,000 Class A Common shares                       30          --       90,353           --          --       90,383
Exercise of 432,067 Class A stock options
 related to the Vintners Acquisition                               5          --       13,013           --          --       13,018
Employee stock purchase of 28,641 treasury shares                 --          --          546           --          87          633
To record exercise of 114,075 Class A stock options                1          --        1,324           --          --        1,325
To record tax benefit on stock options exercised                  --          --        1,251           --          --        1,251
To record tax benefit on disposition of employee
 stock purchases                                                  --          --           59           --          --           59
Net income for fiscal 1995                                        --          --           --       41,020          --       41,020
                                                            -----------------------------------------------------------------------

BALANCE,  August 31, 1995                                        174          40      219,894      139,278      (7,504)     351,882
Conversion of 5,000 Class B Convertible Common
 shares to Class A Common shares                                  --          --           --           --          --           --
To record exercise of 18,000 Class A stock options                --          --          238           --          --          238
Employee stock purchase of 20,869 treasury shares                 --          --          593           --          63          656
To record issuance of 10,000 Class A stock options                --          --          134           --          --          134
To record tax benefit on stock options exercised                  --          --          198           --          --          198
To record tax benefit on disposition of employee
 stock purchases                                                  --          --           76           --          --           76
Net income for Transition Period                                  --          --           --        3,322          --        3,322
                                                            =======================================================================
BALANCE,  February 29, 1996                                $     174   $      40    $ 221,133    $ 142,600   ($  7,441)   $ 356,506
                                                            =======================================================================

The accompanying notes to consolidated financial statements are an integral part of these statements.

                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)
                                                                     For the Six Months Ended      For the Years Ended August 31,
                                                                     ------------------------      ------------------------------
                                                                      February 29, February 28,
                                                                          1996         1995         1995         1994         1993
                                                                          ----         ----         ----         ----         ----
                                                                                   (unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net Income                                                       $   3,322    $  20,320    $  41,020    $  11,733    $  15,604
Adjustments to reconcile  net income to net
 cash (used in) provided by operating activities:
     Depreciation of property, plant and equipment                        9,521        9,786       15,568       10,534        7,389
     Amortization of intangible assets                                    4,437        2,865        5,144        3,281        1,286
     Deferred tax provision (benefit)                                     1,991           57       19,232       (4,319)       1,028
     Loss (gain) on sale of property, plant and
      equipment                                                              81           --          (33)          --         (524)
     Accrued interest on converted debentures,
      net of taxes                                                           --           --           --          161           --
     Restructuring charges - fixed asset write-down                         275           --       (2,050)      13,935           --
     Change  in  assets  and  liabilities,
      net of  effects from  purchases  of businesses:
          Accounts receivable, net                                      (27,008)       1,586        7,392      (17,946)      (5,761)
          Inventories, net                                              (70,172)     (18,783)      41,528          784        8,966
          Prepaid expenses                                               (2,350)       3,079       (3,884)       1,703       (8,571)
          Accounts payable                                               (2,362)     (30,068)     (13,415)       2,680      (18,948)
          Accrued federal and state excise taxes                          4,066        6,907       (1,025)       4,405          845
          Other accrued expenses and liabilities                         (8,564)     (28,175)     (20,784)       4,023        6,687
     Other                                                                1,930       (3,817)     (15,375)      (3,795)         911
                                                                      ---------    ---------    ---------    ---------    ---------
          Total adjustments                                             (88,155)     (56,563)      32,298       15,446       (6,692)
                                                                      ---------    ---------    ---------    ---------    ---------
          Net cash (used in) provided by operating
           activities                                                   (84,833)     (36,243)      73,318       27,179        8,912
                                                                      ---------    ---------    ---------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from sale of property, plant and equipment                    555           --        1,336           --        1,337
     Purchases of property, plant and equipment,
      net of minor disposals                                            (16,077)     (11,342)     (37,121)      (7,853)      (6,949)
     Payment of accrued Earn-Out Amounts                                (11,307)          --      (28,300)      (4,000)          --
     Purchases of businesses, net of cash acquired                           --           --           --            3        8,710
     Purchase of brands                                                      --           --           --       (5,100)          --
                                                                      ---------    ---------    ---------    ---------    ---------
          Net cash (used in) provided by investing
           activities                                                   (26,829)     (11,342)     (64,085)     (16,950)       3,098
                                                                      ---------    ---------    ---------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds (repayment) of notes payable, short-term
      borrowings                                                        111,300       57,100       50,100       (2,035)      (9,835)
     Repayment of notes payable from equity offering
      proceeds                                                               --      (22,100)     (22,100)          --           --
     Repayment of notes payable from proceeds of Term Loan                   --      (47,000)     (47,000)          --           --
     Payment of fees for subordinated notes offering                         --           --           --       (4,624)          --
     Principal payments of long-term debt                               (14,579)      (7,474)     (57,906)      (6,856)        (981)
     Proceeds of Term Loan, long-term debt                               13,220       47,000       47,000           --           --
     Repayment of Term Loan from equity offering proceeds,
      long-term debt                                                         --      (82,000)     (82,000)          --           --
     Proceeds from equity offering, net                                      --      103,313      103,400           --           --
     Proceeds from employee stock purchases                                 656           --          633        1,056          330
     Exercise of employee stock options                                     224          341        1,325           10           --
     Fractional shares paid for debenture conversions                        --           --           --           (3)          --
                                                                      ---------    ---------    ---------    ---------    ---------
          Net cash provided by (used in) financing
           activities                                                   110,821       49,180       (6,548)     (12,452)     (10,486)
                                                                      ---------    ---------    ---------    ---------    ---------
NET (DECREASE) INCREASE IN CASH AND CASH INVESTMENTS                       (841)       1,595        2,685       (2,223)       1,524
CASH AND CASH INVESTMENTS, beginning of period                            4,180        1,495        1,495        3,718        2,194
                                                                      ---------    ---------    ---------    ---------    ---------
CASH AND CASH INVESTMENTS, end of period                              $   3,339    $   3,090    $   4,180    $   1,495    $   3,718
                                                                      =========    =========    =========    =========    =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
     Cash paid during the period for:
          Interest                                                    $  14,720    $  14,068    $  25,082    $  14,727    $   5,910
                                                                      =========    =========    =========    =========    =========
          Income taxes                                                $   3,612    $   9,454    $  11,709    $  15,751    $   5,670
                                                                      =========    =========    =========    =========    =========
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND
FINANCING ACTIVITIES:
     Fair value of assets acquired, including cash
      acquired                                                        $ 144,927    $      --      $    --    $ 428,442    $ 135,280
     Liabilities assumed                                                 (3,147)          --           --     (153,827)     (52,851)
                                                                      ---------    ---------    ---------    ---------    ---------
     Cash paid                                                          141,780           --           --      274,615       82,429
     Less - Amounts borrowed                                           (141,780)          --           --     (276,860)     (68,835)
     Less - Issuance of Class A Common Stock                                 --           --           --           --      (13,594)
     Less - Issuance of Class A Common Stock
      options                                                                --           --           --       (7,052)          --
     Add - Receivable from Seller                                            --           --           --        9,297           --
                                                                      ---------    ---------    ---------    ---------    ---------
     Net cash paid for acquisition                                    $      --    $      --    $      --    $      --    $      --
                                                                      =========    =========    =========    =========    =========

     Accrued Earn-Out Amounts                                         $  15,155    $      --    $  10,000    $  28,300    $   4,000
                                                                      =========    =========    =========    =========    =========
     Issuance of Class A Common Stock for conversion
      of debentures                                                   $      --    $      --    $      --    $  58,960    $     976
                                                                      =========    =========    =========    =========    =========
     Write-off of unamortized deferred financing
      costs on debentures                                             $      --    $      --    $      --    $   1,569    $      --
                                                                      =========    =========    =========    =========    =========
     Write-off unpaid accrued interest on
      debentures through conversion date                              $      --    $      --    $      --    $   1,371    $      --
                                                                      =========    =========    =========    =========    =========
     Issuance of treasury shares to stock
      incentive plan                                                  $      --    $      --    $      --    $      --    $      51
                                                                      =========    =========    =========    =========    =========


The accompanying notes to consolidated financial statements are an integral part of these statements.


                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                FEBRUARY 29, 1996

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

DESCRIPTION OF BUSINESS -
Canandaigua  Wine Company,  Inc. and its  subsidiaries
(the Company) operates in the beverage alcohol industry. The Company is a producer and supplier of wines, an importer and producer of beers and distilled spirits, and a producer and supplier of grape juice concentrate in the United States. It maintains a portfolio of over 125 national and regional brands of beverage alcohol which are distributed by over 1,200 wholesalers throughout the United States and selected international markets. Its beverage alcohol brands are marketed in five general categories: table wines, sparkling wines, dessert wines, imported beer and distilled spirits.

YEAR-END CHANGE -
The Company changed its fiscal year end from the twelve month period ending August 31 to the twelve month period ending on the last day of February. The period from September 1, 1995, through February 29, 1996, is hereinafter referred to as the "Transition Period".

PRINCIPLES OF CONSOLIDATION -
The consolidated financial statements of the Company include the accounts of Canandaigua Wine Company, Inc., and all of its subsidiaries. All intercompany accounts and transactions have been eliminated.

UNAUDITED FINANCIAL STATEMENTS -
The consolidated financial statements as of February 28, 1995, and for the six month period ended February 28, 1995, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission applicable to interim reporting and reflect, in the opinion of the Company, all adjustments necessary to present fairly the financial information for Canandaigua Wine Company, Inc., and its subsidiaries. All such adjustments are of a normal recurring nature.

MANAGEMENT'S USE OF ESTIMATES AND JUDGMENT -
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CASH INVESTMENTS -
Cash investments consist of money market funds and a certificate of deposit and are stated at cost, which approximates market value. These investments amounted to approximately $1,732,000, at February 29, 1996, and $12,900 at February 28, 1995 (unaudited), and $2,462,000 and $10,000 at August 31, 1995 and 1994,
respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS -
To meet the reporting requirements of Statement of Financial Accounting Standards No. 107 ("Disclosures About Fair Value of Financial Instruments"), the Company calculates the fair value of financial instruments and includes this additional information in the notes to the financial statements when the fair value is different than the book value of those financial instruments. When the fair value is equal to the book value, no additional disclosure is made. The Company uses quoted market prices whenever available to calculate these fair values.

When quoted market prices are not available, the Company uses standard pricing models for various types of financial instruments (such as forwards, options, swaps, etc.) which take into account the present value of estimated future cash flows.

INTEREST RATE FUTURES AND CURRENCY FORWARD CONTRACTS -
From time to time, the Company enters into interest rate futures and a variety of currency forward contracts in the management of interest rate risk and foreign currency transaction exposure. Unrealized gains and losses on interest rate futures are deferred and recognized as a component of interest expense over the borrowing period. Unrealized gains and losses on foreign currency forward contracts are deferred and recognized as a component of the related transactions in the accompanying financial statements. Discounts or premiums on forward contracts are recognized over the life of the contract.

INVENTORIES -
Inventories are valued at the lower of cost (computed in accordance with the last-in, first-out (LIFO) or first-in, first-out (FIFO) methods) or market. The percentage of inventories valued using the LIFO method is 94% at February 29, 1996, 95% at February 28, 1995 (unaudited), and 94% and 95% at August 31, 1995 and 1994, respectively. Replacement cost of the inventories determined on a FIFO basis is approximately $332,849,000 at February 29, 1996, $306,991,000 at February 28, 1995 (unaudited), and $240,895,000 and $289,209,000 at August 31,
1995 and 1994, respectively. The net realizable value of the Company's inventories was in excess of $341,838,000, $319,836,000 (unaudited),
$256,811,000  and  $301,053,000  at February  29, 1996,  February 28, 1995,  and
August 31, 1995 and 1994, respectively.

A substantial portion of barreled whiskey and brandy will not be sold within one year because of the duration of the aging process. All barreled whiskey and brandy are classified as in-process inventories and are included in current assets, in accordance with industry practice. The Company's bulk wine inventories are also classified as in-process inventories.

Warehousing, insurance, ad valorem taxes and other carrying charges applicable to barreled whiskey and brandy held for aging are included in inventory costs.

Elements of cost include materials, labor and overhead and consist of the following:

                              February 29,  February 28,  August 31,  August 31,
                                  1996          1995        1995         1994
                                  ----          ----        ----         ----
                                             (unaudited)
(IN THOUSANDS)
Raw materials and supplies      $ 24,197      $ 42,478    $ 19,753    $ 25,225
Wines and distilled spirits
in process                       254,956       212,483     174,399     209,999
Finished case goods               62,685        64,875      62,659      65,829
                                --------      --------    --------    --------
                                $341,838      $319,836    $256,811    $301,053
                                ========      ========    ========    ========

PROPERTY, PLANT AND EQUIPMENT -
Property, plant and equipment is stated at cost. Major additions and betterments are charged to property accounts, while maintenance and repairs are charged to operations as incurred. The cost of properties sold or otherwise disposed of and the related allowance for depreciation are eliminated from the accounts at the time of disposal and resulting gains and losses are included as a component of operating income.

DEPRECIATION -
Depreciation is computed primarily using the straight-line method over the following estimated useful lives:

           Description              Depreciable Life
           -----------              ----------------
     Buildings and improvements    10 to 33 1/3 years
     Machinery and equipment         7 to 15 years
     Motor vehicles                   3 to 7 years

Amortization of assets capitalized under capital leases is included with depreciation expense. Amortization is calculated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term.

OTHER ASSETS -
Other assets, which consist of goodwill, distribution rights, agency license agreements, trademarks, deferred financing costs, cash surrender value of officers' life insurance and other amounts, are stated at cost, net of accumulated amortization. Amortization is calculated on a straight-line or effective interest basis over periods ranging from five to forty years. At February 29, 1996, the weighted average of the remaining useful lives of these assets was approximately thirty-seven years. The face value of the officers' life insurance policies totaled $2,852,000 for all periods presented.

ADVERTISING AND PROMOTION COSTS -
The Company generally expenses advertising and promotion costs as incurred, shown or distributed. Prepaid advertising costs at February 29, 1996, February 28, 1995 and August 31, 1995 and 1994, are not material. Advertising expense for the Transition Period, the comparable six months ended February 28, 1995, and the years ended August 31, 1995 and 1994, were approximately $60,187,000, $41,658,000 (unaudited), $84,246,000 and $64,540,000, respectively.

INCOME TAXES -
The Company uses the liability method of accounting for income taxes. The liability method accounts for deferred income taxes by applying statutory rates in effect at the balance sheet date to the difference between the financial reporting and tax basis of assets and liabilities.

ENVIRONMENTAL -
Environmental expenditures that relate to current operations are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are expensed. Liabilities are recorded when environmental assessments and/or remedial efforts are probable, and the cost can be reasonably estimated. Generally, the timing of these accruals coincides with completion of a feasibility study or the Company's commitment to a formal plan of action. At February 29, 1996, February 28, 1995, and August 31, 1995 and 1994, liabilities for environmental costs totaled $465,000, $250,000 (unaudited), $550,000 and $100,000, respectively, and are recorded in other accrued liabilities.

NET INCOME PER COMMON AND COMMON EQUIVALENT SHARE -
Primary net income per common and common equivalent share is based on the weighted average number of common and common equivalent shares (stock options determined under the treasury stock method) outstanding during the year for Class A Common Stock and Class B Convertible Common Stock. Fully diluted earnings per common and common equivalent share assumes the conversion of the 7% convertible subordinated debentures under the "if converted method" and assumes exercise of stock options using the treasury stock method.

OTHER -
Certain fiscal 1995, 1994 and 1993 balances have been reclassified to conform with current period presentation.

2. ACQUISITIONS:

BARTON -
On June 29, 1993, pursuant to the terms of a Stock Purchase Agreement (the Stock Purchase Agreement) among the Company, Barton Incorporated (Barton) and the former Barton stockholders (the Selling Stockholders), the Company acquired from the Selling Stockholders all of the outstanding shares of the capital stock of Barton (the Barton Acquisition), a marketer of imported beers and imported distilled spirits and a producer and marketer of distilled spirits and domestic beers.

The aggregate consideration for Barton consisted of approximately $65,510,000 in cash, one million shares of the Company's Class A Common Stock and payments of up to an aggregate amount of $57,300,000 (the Earn-Out Amounts) which are payable to the Selling Stockholders in cash over a three year period upon the satisfaction of certain performance goals and achievement of targets for earnings before interest and taxes. In addition, the Company paid approximately $1,981,000 of direct acquisition costs, $2,269,000 of direct financing costs, and assumed liabilities of approximately $47,926,000.

The purchase price was funded through a $50,000,000 term loan (see Note 7), through $18,835,000 of revolving loans under the Company's Credit Agreement (see
Note 7), and through approximately $925,000 of accrued expenses. In addition, one million shares of the Company's Class A Common Stock were issued at $13.59 per share, which reflects the closing market price of the stock at the closing date, discounted for certain restrictions on the issued shares. Of these shares, 428,571 were delivered to the Selling Stockholders and 571,429 were delivered into escrow to secure the Selling Stockholders' indemnification obligations to the Company. The 571,429 shares were released from escrow and delivered to the Selling Stockholders in fiscal 1995.

The Earn-Out Amounts consist of four payments scheduled to be made over a three year period ending November 29, 1996. The first payment of $4,000,000 was required to be made to the Selling Stockholders upon satisfaction of certain performance goals. These goals were satisfied and this payment was accrued at August 31, 1993, and was made on December 31, 1993. The second payment of $28,300,000 was accrued at August 31, 1994, and was made on December 30, 1994, as a result of satisfaction of certain performance goals and achievement of targets for earnings before interest and taxes at August 31, 1994. The third payment of $10,000,000 was accrued at August 31, 1995, and was made to the Selling Stockholders on November 30, 1995, as a result of the achievement of targets for earnings before interest and taxes at August 31, 1995. The final remaining payment has been accrued as of February 29, 1996, as a result of the achievement of certain targets for earnings before interest and taxes and is to be made by November 29, 1996. Such payment obligations are secured by the Company's irrevocable standby letter of credit (see Note 7) under the Credit Agreement in an original maximum face amount of $28,200,000 and are subject to acceleration in certain events as defined in the Stock Purchase Agreement. All Earn-Out Amounts have been accounted for as additional purchase price for the Barton Acquisition when the contingency was satisfied in accordance with the Stock Purchase Agreement and allocated based upon the fair market value of the underlying assets.

Pursuant to Barton's Phantom Stock Plan (the Phantom Stock Plan) effective April 1, 1990, and amended and restated for Units (as defined in the Phantom Stock
Plan) granted after March 31, 1992, certain participants received payments at closing amounting in the aggregate to $1,959,000 in connection with the Barton Acquisition. Certain other participants will receive payments only upon vesting in the Phantom Stock Plan during years subsequent to the acquisition. All participants under the Phantom Stock Plan may receive additional payments in the event of satisfaction of the performance goals set forth in the Stock Purchase Agreement and upon release of the shares held in escrow. In January 1995, Barton paid approximately $840,000 to participants which included $403,000 relating to the satisfaction of requirements for releasing stock from escrow and on November 30, 1995, paid $403,000. As of February 29, 1996, all remaining payments to be made in accordance with the Phantom Stock Plan, totaling $892,000, have been accrued as all performance criteria have been satisfied. Payments of $605,000 will be made by November 30, 1996, and payments of $277,000 will be made by April 1, 1997, and $10,000 will be made by February 10, 2024. At August 31, 1995 and 1994, $581,000 and $554,000, respectively, were accrued under the Phantom Stock Plan.

The Barton Acquisition was accounted for using the purchase method. Accordingly, Barton's assets were recorded at fair market value at the date of acquisition. The fair market value of Barton totaled $236,178,000 which was adjusted for negative goodwill of $47,235,000 and an additional deferred tax liability of $36,075,000 based on the difference between the fair market value of Barton's assets and liabilities as adjusted for allocation of negative goodwill and the tax basis of those assets and liabilities which was allocated on a pro rata basis to noncurrent assets. The results of operations of Barton have been included in the Consolidated Statements of Income since the date of the acquisition.

VINTNERS -
On October 15, 1993, the Company acquired substantially all the tangible and intangible assets of Vintners International Company, Inc. (Vintners) other than cash and the Hammondsport Winery (the Vintners Assets), and assumed certain current liabilities associated with the ongoing business (the Vintners Acquisition). Vintners was the United States' fifth largest supplier of wine with two of the country's most highly recognized brands, Paul Masson and Taylor California Cellars. The wineries acquired from Vintners are the Gonzales winery in Gonzales, California, and the Paul Masson wineries in Madera and Soledad, California. In addition, the Company leased from Vintners the Hammondsport winery in Hammondsport, New York. The lease was for a period of 18 months from the date of the Vintners Acquisition. The lease expired during fiscal 1995.

The aggregate purchase price of $148,900,000 (the Cash Consideration) is subject to adjustment based upon the determination of the Final Net Current Asset Amount (as defined below). In addition, the Company incurred $8,961,000 of direct acquisition and financing costs. The Company also delivered options to Vintners and Household Commercial of California, Inc., one of Vintners' lenders, to purchase an aggregate of 500,000 shares (the Vintners Option Shares) of the Company's Class A Common Stock, at an exercise price per share of $18.25, which are exercisable at any time until October 15, 1996. These options have been recorded at $8.42 per share, based upon an independent appraisal and $4,210,000 has been reflected as a component of additional paid-in capital. On November 18, 1994, 432,067 of the Vintners Option Shares were exercised (see Note 10).

The Cash Consideration was funded by the Company pursuant to (i) approximately $12,600,000 of Revolving Loans under the Credit Facility of which $11,200,000 funded the Cash Consideration and $1,400,000 funded the payment of direct acquisition costs; (ii) an accrued liability of approximately $7,700,000 for the holdback described below and (iii) the $130,000,000 Subordinated Loan (see Note
7).

At closing, the Company held back from the Cash Consideration approximately 10% of the then estimated net current assets of Vintners purchased by the Company and deposited an additional $2,800,000 of the Cash Consideration into an escrow pending consent of both parties for its release. If the amount of the net current assets as determined after the closing (the Final Net Current Asset Amount) is greater than 90% and less than

100% of the amount of net current assets estimated at closing (the Estimated Net Current Asset Amount), then the Company shall pay into the established escrow an amount equal to the Final Net Current Asset Amount less 90% of the Estimated Net Current Asset Amount. If the Final Net Current Asset Amount is greater than the Estimated Net Current Asset Amount, then, in addition to the payment described above, the Company shall pay an amount equal to such excess, plus interest from the closing, to Vintners. If the Final Net Current Asset Amount is less than 90% of the Estimated Net Current Asset Amount, then the Company shall be paid such deficiency out of the escrow account. As of February 29, 1996, no adjustment to the established escrow was required and the Final Net Current Asset Amount has not been determined.

The Vintners Acquisition was accounted for using the purchase method; accordingly, the Vintners Assets were recorded at fair market value at the date of acquisition. The excess of the purchase price over the estimated fair market value of the net assets acquired (goodwill), $44,151,000, is being amortized on a straight-line basis over forty years. The results of operations of Vintners have been included in the Consolidated Statements of Income since the date of acquisition.

ALMADEN/INGLENOOK -
On August 5, 1994, the Company acquired the Inglenook and Almaden brands, the fifth and sixth largest selling table wines in the United States, a grape juice concentrate business and wineries in Madera and Escalon, California, from Heublein, Inc. (Heublein) (the Almaden/Inglenook Acquisition). The Company also acquired Belaire Creek Cellars, Chateau La Salle and Charles Le Franc table wines, Le Domaine champagne and Almaden, Hartley and Jacques Bonet brandy. The accounts receivable and the accounts payable related to the acquired assets were not acquired by the Company.

The aggregate consideration for the acquired brands and other assets consisted of $130,600,000 in cash, assumption of certain current liabilities and options to purchase an aggregate of 600,000 shares of Class A Common Stock (the Almaden Option Shares). Of the Almaden Option Shares, 200,000 are exercisable at a price of $30 per share and the remaining 400,000 are exercisable at a price of $35 per share. All of the options are exercisable at any time until August 5, 1996. The 200,000 and 400,000 options have been recorded at $5.83 and $4.19 per share, respectively, based upon an independent appraisal, and $2,842,000 has been reflected as a component of additional paid-in capital. The source of the cash payment made at closing, together with payment of other costs and expenses required by the Almaden/Inglenook Acquisition, was financing provided by the Company pursuant to a term loan under the Credit Facility (see Note 7).

The cash purchase price was subject to adjustment based upon the determination of the Final Net Asset Amount as defined in the Asset Purchase Agreement; and, based upon the final closing statement delivered to the Company by Heublein, was reduced by $9,297,000 which was paid to the Company in November 1994.

Heublein also agreed not to compete with the Company in the United States and Canada for a period of five years following the closing of the Almaden/Inglenook Acquisition in the production and sale of grape juice concentrate or sale of packaged wines bearing the designation "Chablis" or "Burgundy" except where, among other exceptions, such designations are currently used with certain brands retained by Heublein. Certain companies acquired by Heublein, however, may compete directly with the Company.

The Almaden/Inglenook Acquisition was accounted for using the purchase method; accordingly, the Almaden/Inglenook assets were recorded at fair market value at the date of acquisition. During fiscal 1995, the Company terminated certain of its long-term grape contracts acquired in connection with the Almaden/Inglenook Acquisition. As a result, the estimated loss reserve at the date of acquisition was reduced by approximately $23,751,000, with a corresponding reduction in goodwill (see Note 11). The excess of purchase price over the estimated fair market value of the net assets acquired (goodwill), $24,028,000, is being amortized on a straight-line basis over forty years. The results of operations of Almaden/Inglenook have been included in the Consolidated Statements of Income since the date of the acquisition.

UDG ACQUISITION -
On September 1, 1995, the Company through its wholly-owned subsidiary, Barton Incorporated (Barton), acquired certain of the assets of United Distillers Glenmore, Inc., and certain of its North American affiliates (collectively, UDG) (the UDG Acquisition). The acquisition was made pursuant to an Asset Purchase Agreement dated August 29, 1995 (the Purchase Agreement), entered into between Barton and UDG. The acquisition included all of UDG's rights to the Fleischmann's, Skol, Mr. Boston, Canadian LTD, Old Thompson, Kentucky Tavern, Chi-Chi's, Glenmore and di Amore distilled spirits brands; the U.S. rights to Inver House, Schenley and El Toro distilled spirits brands; and related inventories and other assets. The acquisition also included two of UDG's production facilities; one located in Owensboro, Kentucky, and the other located in Albany, Georgia. In addition, pursuant to the Purchase Agreement, the parties entered into multiyear agreements under which Barton will (i) purchase various bulk distilled spirits brands from UDG and (ii) provide packaging services for certain of UDG's distilled spirits brands as well as warehousing services.

The aggregate consideration for the acquired brands and other assets consisted of $141,780,000 in cash, plus transaction costs of $2,300,000, and assumption of certain current liabilities. The source of the cash payment made at closing, together with payment of other costs and expenses required by the UDG Acquisition, was financing provided by the Company pursuant to a term loan under the Credit Facility (see Note 7).

The following table sets forth the audited results of operations of the Company for the Transition Period as compared to the unaudited pro forma results of operations of the Company for the unaudited comparable six month period ended February 28, 1995, and for the fiscal years ended August 31, 1995 and 1994. The comparable six month period ended February 28, 1995, and the fiscal year ended August 31, 1995, unaudited pro forma results of operations give effect to the UDG Acquisition as if it occurred on September 1, 1994. The fiscal 1994 unaudited pro forma results of operations give effect to the Almaden/Inglenook Acquisition, the Vintners Acquisition and the UDG Acquisition as if they occurred on September 1, 1993. The unaudited pro forma results of operations are presented after giving effect to certain adjustments for depreciation, amortization of goodwill, interest expense on the acquisition financing and related income tax effects. The unaudited pro forma results of operations are based upon currently available information and upon certain assumptions that the Company believes are reasonable under the circumstances. The unaudited pro forma results of operations do not purport to represent what the Company's results of operations would actually have been if the aforementioned transactions in fact had occurred on such dates or to project the Company's financial position or results of operations at any future date or for any future period.

                                     For the Six Months Ended       For the Years Ended
                                     ------------------------       -------------------
                                     February 29,  February 28,   August 31,    August 31,
                                         1996          1995          1995         1994
                                         ----          ----          ----         ----
                                      (audited)    (unaudited)   (unaudited)   (unaudited)
(IN THOUSANDS, EXCEPT SHARE DATA)
Net sales                            $   535,024   $  505,107    $   998,679   $   978,275
Income before provision for income
 taxes                               $     6,703   $   37,318    $   107,129   $    29,392
Net income                           $     3,322   $   22,951    $    45,793   $    17,654

Share data:
Net income per common and common
 equivalent share:
     Primary                                $.17        $1.25          $2.39         $1.12
     Fully diluted                          $.17        $1.25          $2.37         $1.10
Weighted average shares outstanding:
     Primary                          20,006,267   18,343,870     19,147,935    15,783,583
     Fully diluted                    20,006,267   18,346,513     19,296,269    16,401,598


3. PROPERTY, PLANT AND EQUIPMENT:

The major components of property, plant and equipment are as follows:

                                 February 29,  February 28,         August 31,
                                     1996         1995          1995         1994
                                     ----         ----          ----         ----
                                              (unaudited)
(IN THOUSANDS)
Land                              $  16,867    $  13,814    $  15,257    $  13,814
Buildings and improvements           76,694       62,583       65,084       62,440
Machinery and equipment             226,432      168,767      197,266      168,222
Motor  vehicles                       5,814        2,552        5,204        2,552
Construction in progress             12,404       19,643       12,171        8,989
                                     ------       ------       ------        -----
                                    338,211      267,359      294,982      256,017
Less - Accumulated depreciation     (87,573)     (71,520)     (77,477)     (61,734)
                                    -------      -------      -------      -------
                                  $ 250,638    $ 195,839    $ 217,505    $ 194,283
                                  =========    =========    =========    =========

4. OTHER ASSETS:

The major components of other assets are as follows:

                                February 29,  February 28,       August 31,
                                    1996         1995         1995         1994
                                    ----         ----         ----         ----
                                             (unaudited)
(IN THOUSANDS)
Goodwill                         $ 156,489    $  79,511   $  70,141   $  88,459
Distribution rights, agency
   license agreements
   and trademarks                  119,316       72,970      83,536      72,970
Other                               23,123       23,195      23,187      22,296
                                    ------       ------      ------      ------
                                   298,928      175,676     176,864     183,725
Less - Accumulated amortization    (13,006)      (8,360)     (9,957)     (5,495)
                                   -------       ------      ------      ------
                                 $ 285,922    $ 167,316   $ 166,907   $ 178,230
                                  =========    =========   =========   =========


5. OTHER ACCRUED EXPENSES AND LIABILITIES:

The major components of other accrued expenses and liabilities are as follows:

                                February 29,      February 28,     August 31,
                                   1996              1995        1995      1994
                                   ----              ----        ----      ----
                                                  (unaudited)
(IN THOUSANDS)
Accrued Earn-Out Amounts          $ 13,848         $     --   $ 10,000  $ 28,300
Accrued loss on noncancelable
 grape contracts                     1,719           13,646     10,862    14,410
Other                               52,873           63,546     47,034    53,351
                                    ------           ------     ------    ------
                                  $ 68,440         $ 77,192   $ 67,896  $ 96,061
                                  ========         ========   ========  ========


6. OTHER LIABILITIES:

The major components of other liabilities are as follows:

                                    February 29, February 28,      August 31,
                                        1996        1995        1995       1994
                                        ----        ----        ----       ----
                                                 (unaudited)
(IN THOUSANDS)
Accrued loss on noncancelable
 grape contracts                        $ 8,937    $27,170    $ 7,374    $48,254
Other                                     3,361      2,907      3,226      2,994
                                          -----      -----      -----      -----
                                        $12,298    $30,077    $10,600    $51,248
                                        =======    =======    =======    =======

7. BORROWINGS:

Borrowings consist of the following:

                                                       February 29,             February 28,       August 31,
                                                           1996                    1995        1995        1994
                                             ---------------------------------------------------------------------
                                             Current     Long-term     Total       Total       Total       Total
                                             -------     ---------     -----       -----       -----       -----
                                                                                (unaudited)
(IN THOUSANDS)
Notes Payable:
     Senior Credit Facility:
          Revolving Credit Loans            $111,300      $     --   $111,300     $  7,000    $     --   $ 19,000
                                            ========      ========   ========     ========    ========   ========
Long-term Debt:
     Senior Credit Facility:
      Term loan, variable rate,
      aggregate proceeds of
      $246,000, due in installments
      through August 2001                     40,000       196,000    236,000      135,000      91,000    177,000

     Senior Subordinated Notes:
      8.75% redeemable after
      December 15, 1998, due 2003                 --       130,000    130,000      130,000     130,000    130,000

     Capitalized Lease Agreements:
      Capitalized facility and equipment
      leases at interest rates ranging
      from 8.9% to 11.5%, due in monthly
      installments through fiscal 1998           679           293        972        2,137       1,338      2,292

     Industrial Development Agencies:
      7.50% 1980 issue, original proceeds
      $2,370, due in annual installments
      of $118 through fiscal 2000                118           356        474          592         592        592

     Other Long-term Debt:
      Loans payable - 5% secured by cash
      surrender value of officers' life
      insurance policies                          --           967        967          967         967        967

      Notes payable at prime                      --            --         --        8,632       3,775      8,632

      Promissory note at prime rate, due
      in equal annual installments
      through fiscal 1996                         --            --         --          320         320        640
                                             -------      --------   --------      -------    --------   --------
                                            $ 40,797      $327,616   $368,413     $277,648    $227,992   $320,123
                                            ========      ========   ========     ========    ========   ========

SENIOR CREDIT FACILITY -
The Company and a syndicate of 20 banks (the Syndicate Banks) for which The Chase Manhattan Bank, N.A. acts as agent, entered into the Third Amended and Restated Credit Agreement (the Credit Agreement) dated September 1, 1995 which provided for (i) a $246,000,000 Term Loan (the Term Loan) Facility and (ii) a $185,000,000 Revolving Credit (the Revolving Credit Loans) Facility and (iii) a $25,000,000 Letter of Credit (Barton Letter of Credit) Facility related to the stockholder contingent payments incurred with the Barton Acquisition. On
September 1, 1995 the Company borrowed $155,000,000 on the Term Loan in connection with the UDG Acquisition. This Third Amended and Restated Credit Agreement was further amended (i) as of December 20, 1995 to permit the use of Revolving Loans to repurchase up to $30,000,000 of its Class A and Class B Common Stock, (ii) as of January 10, 1996 to accommodate the change in the Company's fiscal year end, and (iii) as of May 17, 1996 to, among other things, modify certain financial covenants, effective February 29, 1996, to which the Company is subject. Term loans under the Senior Credit Facility may be either base rate loans or Eurodollar rate loans. Base rate loans have an interest rate equal to the higher of either the Federal Funds rate plus 0.5% or the prime rate. Eurodollar loans have an interest rate equal to the London Interbank Offering Rate (LIBOR) plus a margin of .75%, 1.25% (unaudited), 1.00% and 1.25%, at February 29, 1996, February 28, 1995, and August 31, 1995 and 1994, respectively. The interest rate margin for Eurodollar loans ranges from .5% to 1.25% depending on the Company's debt coverage ratio (as defined by the Senior Credit

Facility). The principal of the Term Loan is to be repaid in 23 quarterly installments of $10,000,000 with a final payment of $16,000,000, which is due on August 15, 2001.

The $185,000,000 Revolving Credit Loans, available under the Senior Credit Facility, may be utilized by the Company either in the form of Revolving Credit Loans or as Revolving Letters of Credit up to a maximum of $20,000,000. At February 29, 1996, February 28, 1995, and August 31, 1995 and 1994, the Company had available to be drawn Revolving Credit Loans of $68,680,000, $176,670,000 (unaudited), $172,461,000 and $163,753,000, respectively. The Revolving Credit Loans have the same borrowing options and margins as the Term Loan Facility and in addition the Company may borrow under a money market option. The interest rate is determined by a competitive bid process among the Syndicate Banks. For 30 consecutive days at any time during the fiscal quarters ending on May 31 and August 31 of each fiscal year, the aggregate outstanding principal amount of Revolving Credit Loans combined with Letters of Credit cannot exceed $60,000,000. The weighted average interest rate on the Revolving Credit Loans was 6.76%, 6.97% (unaudited), 7.16% and 6.07%, for the Transition Period, the comparable six month period ended February 28, 1995, and the fiscal years ended August 31, 1995 and 1994, respectively.

The Syndicate Banks have been given security interests in substantially all of the assets of the Company including mortgage liens on certain real property. The Credit Facility requires the Company to meet certain covenants and provides for restrictions on mergers, consolidations, sale of assets, payment of dividends, and incurring of other debt, liens or guarantees and making of investments. The primary financial covenants as defined in the Credit Facility require the maintenance of minimum tangible net worth and maximum debt ratio, fixed charge, and interest coverage ratios.

The Revolving Credit Loans require commitment fees based on the daily average unused portion of the Revolving Credit Facility. The fee is based upon the Company's debt ratio as defined in the Credit Agreement and can range from .2% to .375%. At February 29, 1996 the commitment fee percentage was .25%. Commitment fees totaled approximately $142,600, $269,600 (unaudited), $635,000 and $223,000 for the Transition Period, the comparable six month period ended February 28, 1995 and the fiscal years ended August 31, 1995 and 1994, respectively.

At February 29, 1996, the Company maintains in accordance with the Senior Credit Facility an interest rate cap agreement, in an amount equal to $61,000,000, which protects the Company against three month LIBOR exceeding 8.75% per annum and expires in September 1996 and an interest rate collar agreement in the amount of $20,000,000 which protects the Company against three month LIBOR exceeding 6.25% per annum with a floor rate of 4.75% per annum expiring in September 1997.

SENIOR   SUBORDINATED   NOTES  -
During fiscal 1994, the Company borrowed $130,000,000 under a senior subordinated loan agreement (the Subordinated Loan). The Company repaid the
Subordinated Loan in December 1993 with the proceeds from the $130,000,000 Senior Subordinated Notes (the Notes) offering together with revolving loan borrowings. The Notes are due in 2003 with a stated interest rate of 8.75% per annum. Interest is payable semi-annually on June 15 and December 15 of each year. The Notes are unsecured and subordinated to the prior payment in full of all senior indebtedness of the Company, which includes the Senior Credit Facility. The Notes are guaranteed, on a senior subordinated basis, by all of the Company's significant operating subsidiaries. The Trust Indenture relating to the Notes contains certain covenants, including, but not limited to, (i) limitation on indebtedness; (ii) limitation on restricted payments; (iii)
limitation on transactions with affiliates; (iv) limitation on senior subordinated indebtedness; (v) limitation on liens; (vi) limitation on sale of assets;

(vii)  limitation  on issuance of  guarantees  of and pledges for  indebtedness;
(viii) restriction on transfer of assets; (ix) limitation on subsidiary capital stock; (x) limitation on the creation of any restriction on the ability of the Company's subsidiaries to make distributions and other payments; and (xi) restrictions on mergers, consolidations and the transfer of all or substantially all of the assets of the Company to another person. The limitation on indebtedness covenant is governed by a rolling four quarter fixed charge coverage ratio covenant requiring a specified minimum.

CONVERTIBLE SUBORDINATED DEBENTURES -
On July 23, 1986, the Company issued $60,000,000 7% convertible subordinated debentures used to expand the Company's operations through capital expenditures and acquisitions. The debentures were convertible at any time prior to maturity, unless previously redeemed, into Class A Common Stock of the Company at a conversion price of $18.22 per share, subject to adjustment in the event of future issuances of common stock.

During fiscal 1993, an aggregate principal amount of $976,000 of these debentures was converted to 53,620 shares of Class A Common Stock.

On October 18, 1993, the Company called its convertible debentures for redemption on November 19, 1993, at a redemption price of 102.1% plus accrued interest. Bondholders had until November 19, 1993, to convert their debentures to common stock; any debentures remaining unconverted after that date would be redeemed for cash in accordance with the terms of the original indenture.

During the period September 1, 1993, through November 19, 1993, debentures in an aggregate principal amount of $58,960,000 were converted to 3,235,882 shares of the Company's Class A Common Stock at a price of $18.22 per share. Debentures in an aggregate principal amount of approximately $63,000 were redeemed. Interest was accrued on the debentures until the date of conversion but was forfeited by the debenture holders upon conversion. Accrued interest of approximately $1,370,000, net of the related tax effect of $520,000, was recorded as an addition to additional paid-in capital.

At  the  redemption   date,  the   capitalized   debenture   issuance  costs  of
approximately $2,246,000, net of accumulated amortization of approximately $677,000, were recorded as a reduction of additional paid-in capital.

LOANS PAYABLE -
Loans payable, secured by officers' life insurance policies, carry an interest rate of 5%. The notes carry no due dates and it is management's intention not to repay the notes during the next fiscal year.

CAPITALIZED LEASE AGREEMENTS - INDUSTRIAL DEVELOPMENT AGENCIES -
Certain capitalized lease agreements require the Company to make lease payments equal to the principal and interest on certain bonds issued by Industrial Development Agencies (IDA's). The bonds are secured by the leases and the related facilities. These transactions have been treated as capital leases with the related assets acquired to date of $10,731,000 included in property, plant and equipment and the lease commitments included in long-term debt. Accumulated amortization of the foregoing assets under capital leases at February 29, 1996, February 28, 1995, and August 31, 1995 and 1994, is approximately $9,436,000, $8,783,000 (unaudited), $9,109,000 and $8,456,000, respectively.

Among the provisions under the debenture and lease agreements are covenants that define minimum levels of working capital and tangible net worth and the maintenance of certain financial ratios as defined in the debt agreements.

DEBT PAYMENTS -
Principal payments required under long-term debt obligations during the next five fiscal years are as follows:

                                  February 29, 1996
                                  -----------------
                                    (in thousands)
                                   1997   $ 40,797
                                   1998     40,411
                                   1999     40,119
                                   2000     40,119
                                   2001     40,000
                             Thereafter    166,967
                                          --------
                                          $368,413
                                          ========

8. INCOME TAXES:

The provision for Federal and state income taxes consists of the following:

                                                     For the Six Months             For the Years Ended
                                                     February 29, 1996                   August 31,
                                                     -----------------                   ----------
                                                           State &
                                                Federal     Local     Total       1995      1994       1993
                                                -------     -----     -----       ----      ----       ----
(IN THOUSANDS)
Current income tax (benefit) provision          $  (116)   $ 1,506    $ 1,390   $ 6,446   $ 11,510    $8,636
Deferred income tax (benefit) provision           2,224       (233)     1,991    19,232     (4,319)    1,028
                                                -------    -------    -------   -------   --------    ------
                                                $ 2,108    $ 1,273    $ 3,381   $25,678   $  7,191    $9,664
                                                =======    =======    =======   =======   ========    ======

The components of the deferred income tax provision (benefit) are as follows:

                                                      For the
                                                  Six Months Ended         For the Years Ended
                                                    February 29,               August 31,
                                                    ------------     -------------------------------
                                                        1996            1995       1994       1993
                                                        ----            ----       ----       ----
(IN THOUSANDS)
Accelerated tax depreciation and amortization        $  4,752        $ 10,089    $ 4,610    $   758
LIFO reserve                                           (2,007)          1,871      1,306       (202)
Prepaid advertising                                      (922)            792        258        701
Inventory reserves                                      1,868           5,163     (2,186)      (249)
Restructuring costs                                     2,155           3,144     (8,843)        --
Other accruals                                         (3,855)         (1,827)       536         20
                                                     --------        --------    -------    -------
                                                     $  1,991        $ 19,232    $(4,319)   $ 1,028
                                                     ========        ========    =======    =======

The deferred tax provision has been increased by approximately $45,000 and $235,000 in fiscal 1994 and 1993, respectively, for the impact of the change in the federal statutory rate.

A reconciliation of total tax provision to the amount computed by applying the expected U.S. Federal income tax rate to income before provision for income taxes is as follows:

                                            For the                          For the Years Ended August 31,
                                        Six Months Ended     ------------------------------------------------------
                                        February 29, 1996         1995               1994                1993
                                        -----------------    ---------------    ---------------    ----------------
                                                  % of                % of               % of                 % of
                                                 Pretax              Pretax             Pretax               Pretax
                                         Amount  Income     Amount   Income     Amount  Income      Amount   Income
                                         ------  ------     ------   ------     ------  ------      ------   ------
(IN THOUSANDS)
Computed "expected" tax provision      $ 2,346    35.0     $ 23,344   35.0     $ 6,623    35.0     $ 8,758    34.7
State and local income taxes, net
 of federal income tax benefit             827    12.3        2,395    3.6         644     3.4         870     3.4
Nondeductible meals and
 entertainment expenses                    205     3.1          290     .4          87      .5          48      .2
Miscellaneous items, net                     3     --          (351)   (.5)       (163)    (.9)        (12)    (.1)
                                       -------    ----     --------   ----     -------    ----     -------    ----
                                       $ 3,381    50.4     $ 25,678   38.5     $ 7,191    38.0     $ 9,664    38.2
                                       =======    ====     ========   ====     =======    ====     =======    ====

Deferred tax liabilities (assets) are comprised of the following:

                                 February 29,       August 31,
                                     1996        1995        1994
                                     ----        ----        ----
(IN THOUSANDS)
Depreciation & amortization       $ 66,746    $ 55,015    $ 40,152
LIFO reserve                         2,638       4,644       2,672
Prepaid advertising                  2,201       3,107       2,281
Restructuring costs                 (3,963)     (6,133)     (9,482)
Inventory reserves                   3,648       1,718      (3,734)
Other accruals                      (9,685)     (5,027)      2,511
                                    ------      ------       -----
                                  $ 61,585    $ 53,324    $ 34,400
                                  ========    ========    ========

At February 29, 1996, the Company has state and U.S. Federal net operating loss carryforwards of $10,370,000 and $3,880,000, respectively, to offset future taxable income that, if not otherwise utilized, will expire at February 28, 2001 and 2011, respectively.

9. PROFIT SHARING RETIREMENT PLANS AND RETIREMENT SAVINGS PLAN:

The Company's profit sharing retirement plans, which cover substantially all employees, provide for contributions by the Company in such amounts as the Board of Directors may annually determine and for voluntary contributions by employees. The plans have qualified as tax-exempt under the Internal Revenue Code and conform with the Employee Retirement Income Security Act of 1974. Company contributions to the plans, including the Barton plan described below, were $3,608,000 in the Transition Period, $3,830,000, $3,414,000, and $1,290,000
in fiscal 1995, 1994 and 1993, respectively.

In connection with the Barton Acquisition, the Company assumed Barton's profit sharing and 401(k) plan which covers all salaried employees of Barton. The amount of Barton's contribution under the profit sharing portion of the plan is at the discretion of its Board of Directors, subject to limitations of the plan. Contribution expense was $1,095,000 in the Transition Period, $1,430,000 in fiscal 1995, $1,395,000 in fiscal 1994, and $230,000 from the date of acquisition to August 31, 1993. Pursuant to the 401(k) portion of the plan, participants may defer up to 8% of their compensation for the year and receive no matching contribution from Barton.

The Company's retirement savings plans, established pursuant to Section 401(k) of the Internal Revenue Code, permits substantially all full-time employees of the Company to defer a portion of their compensation on a pretax basis. Participants, exclusive of Barton employees, may defer up to 10% of their compensation for the year and the Company makes a matching contribution of 25% of the first 4% of compensation an employee defers. Company contributions to this plan were $325,000 in the Transition Period, $281,000, $207,000, and $131,000 in fiscal 1995, 1994, and 1993, respectively.

10. STOCKHOLDERS' EQUITY:

COMMON STOCK -
The Company has two classes of common stock: Class A Common Stock and Class B Convertible Common Stock. Class B Convertible Common Stock shares are convertible into shares of Class A Common Stock on a one-to-one basis at any time at the option of the holder. Holders of Class B Convertible Common Stock are entitled to ten votes per share. Holders of Class A Common Stock are entitled to only one vote per share but are entitled to a cash dividend premium. If the Company pays a cash dividend on Class B Convertible Common Stock, each share of Class A Common Stock will receive an amount at least ten percent greater than the amount of the cash dividend per share paid on Class B
Convertible Common Stock. In addition, the Board of Directors may declare and pay a dividend on Class A Common Stock without paying any dividend on Class B Convertible Common Stock.

At February 29, 1996, there were 16,257,296 shares of Class A Common Stock and 3,365,958 shares of Class B Convertible Common Stock outstanding, net of treasury stock.

On June 28, 1993, the Company approved an increase in the number of authorized shares of the Company's Class A Common Stock from 15,000,000 shares to 60,000,000 shares and an increase in the number of authorized shares of the Company's Class B Convertible Common Stock from 5,000,000 shares to 20,000,000 shares.

STOCK REPURCHASE AUTHORIZATION -
On January 11, 1996, the Company's Board of Directors authorized the repurchase of up to $30,000,000 of its Class A and Class B Common stock. The Company may finance such purchases, which will become treasury shares, through cash generated from operations or through the Credit Facility. No shares have been repurchased as of February 29, 1996.

PREFERRED  STOCK -
The Company is authorized to issue up to 1,000,000 shares of preferred stock, par value $.01 per share, in one or more series. The Board of Directors of the Company is entitled to authorize the issuance of preferred stock with such rights, qualifications, limitations and restrictions as may be determined by the Board. No preferred stock has been issued as of February 29, 1996.

STOCK OPTION AND STOCK APPRECIATION RIGHT PLAN -
Canandaigua Wine Company, Inc. has in place a Stock Option and Stock Appreciation Right Plan (the Plan). Under the Plan, nonqualified stock options and incentive stock options may be granted to purchase and stock appreciation rights may be granted with respect to, in the aggregate, not more than 3,000,000 shares of the Company's Class A Common Stock. Options and stock appreciation rights may be issued to employees, officers or directors of the Company. Nonemployee directors are eligible to receive only nonqualified stock options and stock appreciation rights. The option price of any incentive stock option may not be less than the fair market value of the shares on the date of grant. The exercise price of any nonqualified stock option must equal or exceed 50% of the fair market value of the shares on the date of grant. Options are exercisable as determined by the Compensation Committee of the Board of Directors. Changes in the status of the Plan during the Transition Period and fiscal 1995, 1994 and 1993 are summarized as follows:

                                      February 29,              August 31,
                                         1996              1995          1994
                                         ----              ----          ----
Options outstanding at
  beginning of period                    733,925         563,500        452,375
Options granted                          571,050         289,000        125,000
Options exercised                        (18,000)       (114,075)        (2,250)
Options forfeited/canceled              (193,250)         (4,500)       (11,625)
                                        --------         -------       --------
Options outstanding at end of period   1,093,725         733,925        563,500
Number of options at end of period:
     Exercisable                          28,675          39,675          2,250
     Available for grant               1,739,550       2,117,350      2,401,850
Price range of options:
     Granted during period          $35.75-49.00   $ 33.25-44.75   $22.25-30.25
     Outstanding at end of period   $ 4.44-36.00   $  4.44-44.75   $ 4.44-30.25
Exercised during the period         $ 4.44-33.25   $  4.44-24.25   $       4.44

EMPLOYEE STOCK PURCHASE PLAN -
In fiscal 1989, the Company approved a stock purchase plan under which 1,125,000 shares of Class A Common Stock can be issued. Under the terms of the plan, eligible employees may purchase shares of the Company's Class A Common Stock through payroll deductions. The purchase price is the lower of 85% of the fair market value of the stock on the first or last day of the purchase period. During the Transition Period and fiscal 1995, 1994 and 1993, employees purchased 20,869, 28,641, 58,955 and 21,071 shares, respectively.

STOCK OFFERING -
During November 1994, the Company completed a public offering and sold 3,000,000 shares of its Class A Common Stock (the Stock Offering), resulting in net proceeds to the Company of approximately $95,515,000 after underwriters' discounts and commissions and expenses. In connection with the offering, 432,067 of the Vintners Option Shares were exercised and the Company received proceeds of $7,885,000. Under the terms of the amended Credit Agreement, approximately $82,000,000 was used to repay a portion of the Term Loan under the Company's Credit Facility. The balance of net proceeds was used to repay Revolving Credit Loans under the Credit Facility.

11. COMMITMENTS AND CONTINGENCIES:

OPERATING LEASES -
Future payments under noncancelable operating leases having initial or remaining terms of one year or more are as follows:

                                February 29, 1996
                                 (in thousands)
                              1997           $ 1,169
                              1998               923
                              1999               766
                              2000               742
                              2001               732
                              2002               724
                           Thereafter          1,802
                                              ------
                                             $ 6,858
                                              ======

Rental expense was approximately $2,382,000 in the Transition Period, $4,193,000 in fiscal 1995, $3,318,000 in fiscal 1994 and $1,841,000 in fiscal 1993.

PURCHASE  COMMITMENTS  AND  CONTINGENCIES -
The Company has four agreements with certain suppliers to purchase blended Scotch whisky through December 31, 1999. The purchase prices under the agreements are denominated in British pounds sterling and based upon exchange rates at February 29, 1996, the Company's aggregate future obligation will be approximately $1,376,000 to $1,681,000 for the contracts expiring on December 31, 1996, and approximately $10,730,000 to $24,748,000 for the contracts expiring through December 31, 1999.

The Company has two agreements to purchase Canadian blended whisky through December 31, 1999 at a purchase price of approximately $2,819,000 to $13,035,000. The Company also has two agreements to purchase Canadian new distillation whisky (including dumping charges) through December 2002 at purchase prices of approximately $15,129,000 to $16,626,000. In addition, the Company has an agreement to purchase corn whiskey through April 1999 at a purchase price of approximately $562,000.

All of the Company's imported beer products are marketed and sold pursuant to exclusive distribution agreements from the suppliers of these products. The agreements have terms that vary and require compliance with certain terms and conditions. The Company's agreement to distribute Corona and its other Mexican beer brands exclusively throughout 25 states was renewed effective January 1994 and expires in December 1998 with automatic renewal thereafter for one year periods from year to year unless terminated. The remaining agreements expire through the year 2003. Prior to their expiration, these agreements may be terminated if the Company fails to meet certain performance criteria. At February 29, 1996, the Company believes it is in compliance with all of its material distribution agreements and given the Company's long-term relationships with its suppliers, the Company does not believe that these agreements will be terminated.

In connection with the Vintners Acquisition and the Almaden/Inglenook Acquisition, the Company assumed purchase contracts with certain growers and suppliers. In addition, the Company has also entered into other purchase contracts with various growers and suppliers in the normal course of business. Under the grape purchase contracts, the Company is committed to purchase all grape production yielded from a specified number of acres for a period of time ranging up to sixteen years. The actual tonnage and price of grapes that must be purchased by the Company will vary each year depending on certain factors, including weather, time of harvest, overall market conditions and the agricultural practices and location of the growers and suppliers under contract.

The Company purchased $113,880,000 of grapes under these contracts during the Transition Period. Based on current production yields and published grape prices, the Company estimates that the aggregate purchases under these contracts over the remaining term of the contracts will be approximately $730,574,000. During fiscal 1994, in connection with the Vintners Acquisition and the Almaden/Inglenook Acquisition, the Company established a reserve for the estimated loss on these firm purchase commitments of approximately $62,664,000 which was subsequently reduced during fiscal 1995, to reflect the effects of the termination payments to cancel contracts with certain growers (see Note 2). The remaining reserve for the estimated loss on the remaining contracts is approximately $10,656,000 at February 29, 1996.

The Company's aggregate obligations under grape crush and processing contracts will be approximately $5,662,000 over the remaining term of the contracts which expire through fiscal 2000.

CURRENCY FORWARD CONTRACTS -
At February 29, 1996, the Company had open currency forward contracts to purchase British pounds sterling of $3,129,000, which mature through September 1996; the fair market value, based upon February 29, 1996, market rates was $3,164,000. At August 31, 1995, there were no currency forward contracts outstanding. At August 31, 1994, the Company had open currency forward contracts to purchase German marks of $6,674,000 and British pounds sterling of $579,000, both of which matured within 12 months; their fair market values, based upon August 31, 1994, market exchange rates, were $7,382,000 and $614,000, respectively.

EMPLOYMENT  CONTRACTS -
The Company has employment contracts with certain of its executive officers and certain other management personnel with remaining terms ranging up to five years. These agreements provide for minimum salaries, as adjusted for annual increases, and may include incentive bonuses based upon attainment of specified management goals. In addition, these agreements also provide for severance payments in the event of specified termination of employment. The aggregate commitment for future compensation and severance, excluding incentive bonuses, was approximately $5,278,000 as of February 29, 1996, of which approximately $1,879,000 is accrued in other liabilities as of February 29, 1996.

LEGAL  MATTERS -
The Company is subject to litigation from time to time in the ordinary course of business. Although the amount of any liability with respect to such litigation cannot be determined, in the opinion of management, such liability will not have a material adverse effect on the Company's financial condition or results of operations.

12.  SIGNIFICANT  CUSTOMERS AND  CONCENTRATION OF CREDIT RISK:

The Company sells its products principally to wholesalers for resale to retail outlets including grocery stores, package liquor stores, club and discount stores and restaurants. Gross sales to the five largest wholesalers of the Company represented 16.9%, 21.6%, 23.7% and 25.1% of the Company's gross sales for the Transition Period and for the fiscal years ended August 31, 1995, 1994 and 1993, respectively. Gross sales to the Company's largest wholesaler represented 10.6% and 12.3% of the Company's gross sales for the fiscal years ended August 31, 1995 and 1994; no single wholesaler was responsible for greater than 10% of gross sales during the

Transition Period and the fiscal year ended August 31, 1993. Gross sales to the Company's five largest wholesalers are expected to continue to represent a significant portion of the Company's revenues. The Company's arrangements with certain of its wholesalers may, generally, be terminated by either party with prior notice. The Company performs ongoing credit evaluations of its customers' financial position, and management of the Company is of the opinion that any risk of significant loss is reduced due to the diversity of customers and geographic sales area.

13. RESTRUCTURING PLAN:

The Company provided for costs to restructure the operations of its California wineries (the Restructuring Plan) in the fourth quarter of fiscal 1994. Under the Restructuring Plan, all bottling operations at the Central Cellars Winery in Lodi, California, and the branded wine bottling operations at the Monterey Cellars Winery in Gonzales, California, were moved to the Mission Bell Winery located in Madera, California. The Monterey Cellars Winery will continue to be used as a crushing, winemaking and contract bottling facility. The Central Cellars Winery was closed in the fourth quarter of fiscal 1995 and was sold for its approximate net book value subsequent to February 29, 1996. In fiscal 1994, the Restructuring Plan reduced income before taxes and net income by approximately $24,005,000 and $14,883,000, respectively, or $.91 per share on a fully diluted basis. Of the total pretax charge in fiscal 1994, approximately $16,481,000 was to recognize estimated losses associated with the revaluation of land, buildings and equipment related to facilities described above, to their estimated net realizable value; and approximately $7,524,000 related to severance and other benefits associated with the elimination of 260 jobs. In fiscal 1995, the Restructuring Plan reduced income before income taxes and net income by approximately $2,238,000 and $1,376,000, respectively, or $.07 per share on a fully diluted basis. Of this total pretax charge in fiscal 1995, $4,288,000 relates to equipment relocation and employee hiring and relocation costs, offset by a decrease of $2,050,000 in the valuation reserve as compared to fiscal 1994, primarily related to the land, buildings and equipment at the Central Cellars Winery. The Company also expended approximately $19,071,000 in fiscal 1995 for capital expenditures to expand storage capacity and install certain relocated equipment. In the Transition Period, the expense incurred in connection with the Restructuring Plan reduced income before taxes and net income by approximately $2,404,000 and $1,192,000, respectively, or $.06 per share. These charges represent incremental, nonrecurring expenses of $3,982,000 primarily incurred for overtime and freight expenses resulting from inefficiencies related to the Restructuring Plan, offset by a reduction in the accrual for restructuring expenses of $1,578,000, primarily for severance and facility holding and closure costs. The Company expended approximately $6,644,000 during the Transition Period, for capital expenditures to expand storage capacity. As of February 29, 1996, employment has been reduced by 177 jobs and no additional reductions are expected. As of February 29, 1996, August 31, 1995 and 1994, the Company had accrued approximately $1,186,000, $4,251,000 and $9,106,000, respectively, relating to the Restructuring Plan.

14. ACCOUNTING PRONOUNCEMENTS:

In March 1995,  Statement of Financial  Accounting  Standards  No. 121 (SFAS No.
121), "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was issued. This statement requires companies to review long-lived assets, including certain intangibles and goodwill, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company will be required to adopt SFAS No. 121 in fiscal 1997. The Company believes the effect of adoption will not be material.

In October 1995,  Statement of Financial  Accounting Standards No. 123 (SFAS No.
123), "Accounting for Stock-Based Compensation," was issued. This statement encourages companies to use the fair value based method to measure compensation cost, which is then recognized over the service period (usually the vesting period). Companies which continue to measure compensation cost using the intrinsic value method as prescribed by APB Opinion No. 25, "Accounting for Stock Issued to Employees," will be required to disclose pro forma net income and, if presented, earnings per share as if the fair value based method had been applied. The Company will be required to adopt SFAS No. 123 on a prospective basis beginning in fiscal 1997. The Company has elected to apply the provisions of APB Opinion No. 25 and will comply with the disclosure requirements in the notes to its fiscal 1997 consolidated financial statements.

15. FEBRUARY FISCAL YEAR FINANCIAL DATA (UNAUDITED):

The financial data presented below summarizes unaudited activity for the 1996, 1995 and 1994 fiscal years ended the last day of February.

                                    Full Year       Full Year       Full Year
                                      Recast          Recast          Recast
                                   February 29,    February 28,     February 28,
                                       1996            1995            1994
                                       ----            ----            ----
                                   (unaudited)      (unaudited)     (unaudited)
(IN THOUSANDS)
GROSS SALES                       $ 1,331,184     $  1,046,792      $ 635,983
   Less - Excise taxes               (344,101)        (257,239)      (165,049)
                                    ---------        ---------        -------
     Net sales                        987,083          789,553        470,934
COST OF PRODUCT SOLD                 (722,325)        (566,713)      (332,463)
                                    ---------        ---------        -------
     Gross profit                     264,758          222,840        138,471
SELLING, GENERAL AND
  ADMINISTRATIVE EXPENSES            (191,683)        (141,653)       (93,903)
NONRECURRING
  RESTRUCTURING EXPENSES               (3,957)         (24,690)          --
                                    ---------        ---------        -------
     Operating income                  69,118           56,497         44,568
INTEREST EXPENSE - NET                (28,758)         (22,911)       (11,495)
                                    ---------        ---------        -------
  Income before provision
   for federal and state
   income taxes                        40,360           33,586         33,073
PROVISION FOR FEDERAL AND
  STATE INCOME TAXES                  (16,339)         (12,928)       (12,629)
                                      -------          -------        -------

NET INCOME                        $    24,021     $     20,658     $   20,444
                                  ===========     ============     ==========

                 CANANDAIGUA WINE COMPANY, INC. AND SUBSIDIARIES

              SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

                 FOR THE SIX MONTHS ENDED FEBRUARY 29, 1996 AND
                 THE YEARS ENDED AUGUST 31, 1995, 1994 AND 1993
                      (in thousands, except per share data)

   QUARTER ENDED      11/30/95      2/29/96                          SIX MONTHS
                      ---------------------------------------------------------
Net sales            $ 285,585    $ 249,439                          $  535,024
Gross profit            77,253       61,563                             138,816
Net income              10,412(a)    (7,090)(b)                           3,322
Earnings per share:
  Primary                  .52        (.36)                                 .17
  Fully diluted            .52        (.36)                                 .17


   QUARTER ENDED      11/30/94      2/28/95    5/31/95     8/31/95         YEAR
                      ---------------------------------------------------------
Net sales            $ 243,542    $ 210,943  $ 222,770   $ 229,289    $ 906,544
Gross profit            69,160       57,631     63,262      62,680      252,733
Net income              10,332        9,988     10,637      10,063       41,020
Earnings per share:
  Primary                  .61          .50        .53         .50         2.14
  Fully diluted            .61          .50        .53         .50         2.13


   QUARTER ENDED      11/30/93      2/28/94    5/31/94     8/31/94         YEAR
                      ---------------------------------------------------------
Net sales            $ 154,485    $ 140,031  $ 154,223   $ 180,845     $629,584
Gross profit            44,655       41,668     42,775      53,275      182,373
Net income               5,653        5,741      6,655      (6,316)      11,733
Earnings per share:
  Primary                  .40          .35        .41        (.39)         .74
  Fully diluted            .37          .35        .41        (.38)         .74


   QUARTER ENDED      11/30/92      2/28/93    5/31/93     8/31/93         YEAR
                      ---------------------------------------------------------
Net sales            $  71,109    $  58,782  $  60,495   $ 115,922     $306,308
Gross profit            21,537       17,693     18,411      33,737       91,378
Net income               3,604        2,952      3,391       5,657       15,604
Earnings per share:
  Primary                  .31          .25        .29         .45         1.30
  Fully diluted            .28          .24        .27         .41         1.20

(a) During the quarter ended November 30, 1995, the Company recorded nonrecurring operating expenses, net of tax, of approximately $1,980,000 related to inefficiencies resulting from the Company's Restructuring Plan offset by a reduction in the accrual for restructuring expenses, net of tax, of approximately $960,000, primarily for severance and facility holding and closure costs. The Company recorded other nonrecurring expenses, net of tax, of approximately $780,000.

(b) During the quarter ended February 29, 1996, the Company recorded nonrecurring operating expenses, net of tax, of approximately $2,852,000 related to inefficiencies resulting from the integration of the West Coast wineries, of which $2,412,000 has been recorded as a component of cost of goods sold and $440,000 has been recorded as nonrecurring restructuring expense. In addition, the Company recorded, net of tax, $1,470,000 for employee bonuses and $1,270,000, net of tax, of other nonrecurring expenses.



          The accompanying notes to consolidated financial statements are an integral part of this schedule.

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

     Not Applicable.

                                    PART III


ITEM 10.   DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT

     The following table sets forth information with respect to the current directors and executive officers of the Company:

NAME                   AGE                  POSITION/OFFICE HELD
Marvin Sands            72       Chairman of the Board
Richard Sands           45       President, Chief Executive Officer and Director
Robert Sands            37       Executive Vice President, General Counsel,
                                   Secretary and Director
Ellis M. Goodman        59       Chief Executive Officer of Barton Incorporated
Lynn K. Fetterman       49       Senior Vice President and Chief Financial
                                   Officer
Daniel C. Barnett       46       Senior Vice President and President of Wine
                                   Division
Bertram E. Silk         64       Senior Vice President and Director
George Bresler          71       Director
James A. Locke, III     54       Director

     Marvin Sands is the founder of the Company, which is the successor to a business he started in 1945. He has been a director of the Company and its predecessor since 1946 and was Chief Executive Officer until October 1993. Marvin Sands is the father of Richard Sands and Robert Sands.

     Richard Sands, Ph.D., has been employed by the Company in various capacities since 1979. He was elected Executive Vice President and a director in 1982, became President and Chief Operating Officer in May 1986 and was elected
Chief Executive Officer in October 1993. He is a son of Marvin Sands and the brother of Robert Sands.

     Robert Sands was appointed Executive Vice President, General Counsel in October 1993. In January 1995, he was appointed Secretary of the Company. He was elected a director of the Company in January 1990 and served as Vice President, General Counsel since June 1990. From June 1986, until his appointment as Vice President, General Counsel, Mr. Sands was employed by the Company as General Counsel. He is a son of Marvin Sands and the brother of Richard Sands.

     Ellis M. Goodman is the Chief Executive Officer of Barton and serves in that capacity under the terms of an employment agreement with Barton. By virtue of his position and responsibilities with Barton, Mr. Goodman is deemed an executive officer of the Company. From July 1993 to January 1996, Mr. Goodman served as a director of the Company. Also, from July 1993 to October 1993, he served as a Vice President of the Company and from October 1993 to January 1996, Mr. Goodman served as an Executive Vice President of the Company. Mr. Goodman has been Chief Executive Officer of Barton since 1987 and Chief Executive
Officer of Barton Brands, Ltd. (predecessor to Barton) since 1982. (A description of Mr.

Goodman's   employment   agreement  is  set  forth  under  Item  11   "Executive
Compensation" of this Transition Report on Form 10-K and is incorporated into this Item 10 by reference.)

     Lynn K. Fetterman joined the Company during April 1990 as its Vice President, Finance and Administration, Secretary and Treasurer and was elected Senior Vice President, Chief Financial Officer and Secretary in October 1993. For more than ten years prior to that, he was employed by Reckitt and Colman in various executive capacities, including Vice President, Finance of its Airwick Industries Division and Vice President, Finance of its Durkee-French Foods Division. Mr. Fetterman's most recent position with Reckitt and Colman was as its Vice President-Controller. Reckitt and Colman's principal business relates to consumer food and household products.

     Daniel C. Barnett joined the Company during November 1995 as a Senior Vice President and President of the Wine Division. From July 1994 to October 1995, Mr. Barnett served as President and Chief Executive Officer of Koala Springs International, a juice beverage company. Prior to that, from April 1991 to June 1994, Mr. Barnett was Vice President and General Manager of Nestle USA's beverage businesses. From October 1988 to April 1991, he was President of Weyerhauser's baby diaper division.

     Bertram E. Silk has been a director and Vice President of the Company since 1973 and was elected Senior Vice President in October 1993. He has been employed by the Company since 1965. Currently, Mr. Silk is in charge of the Company's grape grower relations in California. Before moving from Canandaigua, New York to California in 1989, Mr. Silk was in charge of production for the Company. From 1989 to August 1994, Mr. Silk was in charge of the Company's grape juice concentrate business in California.

     George Bresler has served as a director of the Company since 1992 and has been engaged in the practice of law since 1957. From August 1987 through July 1992, Mr. Bresler was a partner in the law firm of Bresler and Bab, New York, New York. Currently, Mr. Bresler is a partner in the law firm of Rosner, Bresler, Goodman & Bucholz in New York, New York.

     James A. Locke, III has served as a director of the Company since 1983. Since January 1, 1996, Mr. Locke has been a partner in the law firm of Nixon, Hargrave, Devans and Doyle LLP, Rochester, New York, which firm is the Company's principal outside counsel. For twenty years prior to joining this firm, Mr. Locke was a partner in the law firm of Harter, Secrest and Emery, Rochester, New York.

     Directors of the Company hold office until the next Annual Meeting of Stockholders of the Company and until their successors are elected and qualified. Executive officers of the Company hold office until the next Annual Meeting of the Board of Directors and until their successors are chosen and qualify.

                        COMPLIANCE WITH SECTION 16(a) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     Section 16(a) of the Securities Exchange Act requires the Company's directors and executive officers, and persons who beneficially own more than ten percent of a registered class of the Company's equity securities, to file with the Securities and Exchange Commission (the "Commission") and the National Association of Securities Dealers, Inc., reports of ownership and changes in ownership of the Company's Class A Stock and Class B Stock. Executive officers, directors and greater than ten percent stockholders are required to furnish the Company with copies of all such forms they file. To the Company's knowledge, based solely upon review of copies of such reports and written representations by such persons furnished to the Company that no other reports were required during the Transition Period, all executive officers, directors and greater than ten percent beneficial owners of the Company's Common Stock complied with
Section 16(a) filing requirements applicable to the Company.

ITEM 11.   EXECUTIVE COMPENSATION

     The following table provides certain information on the annual and long-term compensation for services rendered to the Company in all capacities, for the Transition Period and for the fiscal years ended August 31, 1995, 1994 and 1993, paid by the Company to those persons who were, at February 29, 1996,
(i) the chief executive officer of the Company and (ii) the other four most highly compensated executive officers of the Company during the Transition Period (the "Named Executives"):

                           SUMMARY COMPENSATION TABLE
                           --------------------------
                                   ANNUAL COMPENSATION             LONG-TERM COMPENSATION
                                --------------------------   ---------------------------------
                                                                     AWARDS            PAYOUTS
                                                             -----------------------   -------
           (A)           (B)     (C)       (D)       (E)        (F)         (G)          (H)        (I)
                                                    OTHER
                                                    ANNUAL   RESTRICTED  SECURITIES              ALL OTHER
                                                    COMPEN-    STOCK     UNDERLYING     LTIP       COMPEN-
       NAME AND         YEAR    SALARY     BONUS    SATION    AWARD(S)    OPTIONS /    PAYOUTS     SATION
PRINCIPAL POSITION (1)   (2)    ($)(3)    ($)(3)    ($)(4)      ($)      SARS (#)(5)     ($)       ($)(6)
- - ----------------------  ----    ------    ------    ------      ---      -----------     ---       ------

Richard Sands,          1996   $205,192   $ 92,337                          70,000                $19,687
 President and Chief    1995   $387,750   $148,314     -         -            -           -       $22,456
 Executive Officer (1)  1994   $371,635   $241,748                                                $31,001
                        1993   $176,522   $ 60,000                                                $21,960

Marvin Sands,           1996   $212,971   $ 95,837                                                $41,368
 Chairman of the        1995   $415,531   $158,941     -         -            -           -       $44,358
 Board (1)              1994   $401,196   $260,978                                                $41,203
                        1993   $248,173   $ 60,000                                                $27,950

Ellis Goodman,          1996   $200,000   $160,000                                                $31,902(8)
 Chief                  1995   $385,200   $308,150     -         -            -           -       $39,509
 Executive              1994   $363,283   $214,200                                                $47,452
 Officer, Barton        1993   $ 62,769   $ 10,356                                                $ 6,497
 Incorporated (7)

Robert Sands,           1996   $203,109   $ 91,399                          65,000                $21,210
 Executive Vice         1995   $389,546   $149,001     -         -            (9)         -       $22,130
 President and          1994   $322,356   $209,692                             -                  $30,643
 General Counsel        1993   $161,105   $ 60,000                           5,000                $19,099

Lynn Fetterman,         1996   $107,008   $ 37,453                          11,000                $16,003
 Sr. Vice President     1995   $198,769   $ 66,500     -         -            (9)                 $26,558
 and Chief              1994   $163,077   $ 76,529                           6,000        -       $25,284
 Financial Officer      1993   $143,047   $ 33,632                          12,500                $21,089


- - ----------------------

(1) On October 28, 1993, Richard Sands succeeded Marvin Sands as the Company's Chief Executive Officer. Marvin Sands, Chairman of the Board of Directors, continues to serve as an executive officer of the Company.

(2) Information for 1996 is for the Transition Period (i.e., the period from September 1, 1995 through February 29, 1996).


(3) Amounts shown include cash compensation earned and received by the Named Executives as well as amounts earned but deferred. All non-cash compensation has been disclosed in items (f)-(i) of the Summary Compensation Table.

(4) Individual perquisites do not exceed the lesser of $50,000 or 10% of salary and bonus for any Named Executive.

(5) The number of securities relates to shares of Class A Stock underlying options.

(6)  Amounts reported for 1996 consist of:

     --Company contributions under the Company's Retirement Savings Plan (a plan established under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code")): Richard Sands $1,133; Marvin Sands $2,171; Robert Sands $1,811; and Lynn Fetterman $1,601.

     --Company contributions to the Canandaigua Wine Company, Inc. Profit Sharing Retirement Plan: Richard Sands $16,312; Marvin Sands $16,312; Robert Sands $16,312; and Lynn Fetterman $10,637.

     --Company contributions to the profit sharing plan for Ellis Goodman under the Barton Incorporated Employees' Profit Sharing and 401(k) Plan: $17,187.

     --"Flex credits" under the Canandaigua Wine Company, Inc. flexible health care benefits plan: Richard Sands $1,732; Marvin Sands $1,732; Robert Sands $1,732; and Lynn Fetterman $1,732.

     --Imputed income from Company Group Term Life Insurance coverage: Richard Sands $510; Marvin Sands $11,280; Ellis Goodman $2,250; Robert Sands $330; and Lynn Fetterman $870.

     --Company owned automobiles for: Marvin Sands $9,873; Robert Sands $1,025; and Lynn Fetterman $1,163.

(7) On June 29, 1993, the Company acquired Barton Incorporated, and in July 1993, Ellis Goodman, the Chief Executive Officer of Barton Incorporated, was appointed a Vice President of Canandaigua Wine Company, Inc. In October 1993, he was appointed an Executive Vice President of the Company and served in that capacity until January 1996. Mr. Goodman continues in his capacity as Chief Executive Officer of Barton Incorporated.

(8) On June 29, 1993, as part of its acquisition of Barton Incorporated, the Company extended Ellis Goodman's employment agreement with Barton Incorporated. This agreement provides for reimbursement of club memberships, which amounted to $12,465 in 1996.

(9) During fiscal 1995, Robert Sands was granted options to purchase up to 15,000 shares of the Company's Class A Stock and Lynn Fetterman was granted options to purchase up to 7,500 shares of Class A Stock. These options were cancelled during the Transition Period.


The table on the next page sets forth information regarding stock options granted to any of the Named Executives during the Transition Period.

STOCK OPTION GRANTS

                    OPTION/SAR GRANTS IN LAST FISCAL YEAR (1)
                    -----------------------------------------
                                                                                  POTENTIAL REALIZABLE VALUE AT
                                                                                     ASSUMED ANNUAL RATES OF
                                                                                    STOCK PRICE APPRECIATION
                                 INDIVIDUAL GRANTS                                      FOR OPTION TERM
                            ---------------------------                             --------------------------
           (A)                   (B)           (C)            (D)           (E)         (F)           (G)
                              NUMBER OF
                             SECURITIES     % OF TOTAL
                             UNDERLYING    OPTIONS/SARS
                            OPTIONS/SARS    GRANTED TO    EXERCISE OR
                             GRANTED (#)   EMPLOYEES IN    BASE PRICE   EXPIRATION
           NAME                (1)(2)      FISCAL YEAR     ($/SH)(3)       DATE        5% ($)       10% ($)
- - --------------------------  ------------   ------------    ---------     ---------   ----------   ----------
Richard Sands,
  President and Chief
  Executive Officer           70,000 (4)       12.3%         $36.00      1/28/06     $1,584,800   $4,015,900
Marvin Sands,
  Chairman of the Board           -              -             -            -             -            -
Ellis Goodman,
  Chief Executive Officer,        -              -             -            -             -            -
  Barton Incorporated
Robert Sands,
  Executive Vice President    15,000 (5)        2.6%         $35.75      8/27/05     $  337,200   $  854,700
  and General Counsel         50,000 (6)        8.8%         $35.75      1/24/06     $1,124,000   $2,849,000
Lynn Fetterman,
  Sr. Vice President and       7,500 (5)        1.3%         $35.75      8/27/05     $  168,600   $  427,350
  Chief Financial Officer      3,500 (6)        0.6%         $35.75      1/24/06     $   78,680   $  199,430

- - ------------------------------------------

(1) Information is for the Transition Period. The options were granted under the Company's Stock Option and Stock Appreciation Right Plan and are "non-qualified stock options" (i.e., options other than "incentive stock options" within the meaning of Section 422(b) of the Code).

(2) The options were granted for a term of no greater than 10 years, subject to earlier termination upon the occurrence of certain events related to termination of employment. The securities underlying the options are shares of Class A Stock.

(3) The exercise price per share is equal to the closing market price of a share of Class A Stock on the date of grant.

(4) Under the terms of the grant, these options vest and become exercisable on January 29, 2001.

(5) Under the terms of the grant, these options vest and become exercisable on August 28, 2000.

(6) Under the terms of the grant, these options vest and become exercisable on January 25, 2001.

     The table below sets forth information regarding the number and value of exercisable and unexercisable stock options held by the Named Executives at February 29, 1996. No stock options were exercised by any of the Named Executives during the Transition Period. There are no outstanding SARs. The stock options reflected on the table were granted under the Company's Stock Option and Stock Appreciation Right Plan.

               AGGREGATED OPTION/SAR EXERCISES IN LAST FISCAL YEAR
                        AND FY-END OPTION/SAR VALUES (1)
     (A)                          (B)             (C)                 (D)                      (E)
                                                                   NUMBER OF
                                                             SECURITIES UNDERLYING     VALUE OF UNEXERCISED
                                                                  UNEXERCISED              IN-THE-MONEY
                                                                OPTIONS/SARs AT          OPTIONS/SARs AT
                                                               FY/END (#) (1)(2)            FY-END ($)
                             SHARES ACQUIRED     VALUE            EXERCISABLE/             EXERCISABLE/
     NAME                     ON EXERCISE (#)  REALIZED ($)       UNEXERCISABLE           UNEXERCISABLE
     ----                    ---------------   ------------   ----------------------  ------------------------
Richard Sands,
  President and Chief
  Executive Officer                 -              -          70,000 (Unexercisable)  $140,000 (Unexercisable)
Marvin Sands,
  Chairman of the Board             -              -                 -                        -
Ellis Goodman,
  Chief Executive Officer,          -              -                 -                        -
  Barton Incorporated
Robert Sands,
  Executive Vice President
  and General Counsel               -              -          70,000 (Unexercisable)  $278,750 (Unexercisable)
Lynn Fetterman,
  Sr. Vice President and            -              -           2,500 (Exercisable)    $ 83,889 (Exercisable)
  Chief Financial Officer                                     29,500 (Unexercisable)  $369,750 (Unexercisable)

- - -----------------------------

(1)  Information is for the Transition Period.

(2) Number of underlying securities relates to shares of Class A Stock underlying options.

     On July 12, 1993, the Company adopted a policy to pay its non-employee directors $35,000 per year for their services as directors; George Bresler and James Locke qualify for such payments. Mr. Locke has waived the payment of directors' fees. The Company also reimburses its directors for reasonable expenses incurred in connection with attending meetings of the Board of Directors and Committees of the Board of Directors.

     On June 29, 1993, as part of the Barton Acquisition, the Company extended Ellis Goodman's employment agreement with Barton (the "Employment Agreement"). Ellis Goodman serves as Chairman of the Board and Chief Executive Officer of Barton and by virtue of his position and responsibilities with Barton, is deemed an executive officer of the Company. Mr. Goodman is a former director of the Company. Pursuant to the terms of the Stock Purchase

Agreement dated April 27, 1993, as amended, among the Company, Barton and the former stockholders of Barton, under which the Company acquired Barton, (the "Stock Purchase Agreement"), until August 31, 1996, Mr. Goodman has, consistent with past practices and subject to annual approval by the Company's Board of Directors of the Barton annual operating plan, full and exclusive strategic and operational responsibility for Barton and all of its subsidiaries, including responsibility for: (i) day-to-day operations; (ii) all employee welfare, benefit, profit-sharing and pension programs; (iii) compensation for all officers and employees; and (iv) all matters impacting Barton's earnings. If Barton fails to achieve certain earnings levels in any fiscal year during the term of the Agreement, then Mr. Goodman's employment may be terminated. If Mr. Goodman's employment is terminated for this reason, he is entitled to the severance benefits described in the following paragraph. As described below, after August 31, 1996, Mr. Goodman continues to have full and complete authority to direct the day-to-day management of the business of Barton.

     The Employment Agreement expires on December 31, 1999, but will be automatically extended for additional one-year periods unless either Mr. Goodman or Barton notifies the other, within a specified time period, of the desire not to extend the Employment Agreement. The Employment Agreement provides that Mr. Goodman will serve as the Chairman of the Board and Chief Executive Officer of Barton and its subsidiaries (the Company's beer and spirits division). Under the Employment Agreement, Mr. Goodman has full and complete authority to direct the day-to-day management of the business, operations and affairs of Barton and its subsidiaries and shall have such additional power and authority consistent with his offices as may be conferred or directed by Board of Directors of Barton. Under the Employment Agreement, (i) Barton is obligated to review Mr. Goodman's compensation annually each year and afford him participation under employee benefit and compensation plans offered from time to time to other key executives of Barton, and (ii) Mr. Goodman has agreed not to compete with Barton for a period of 12 months following the termination of his employment with Barton for certain reasons. Upon the expiration of the Employment Agreement or its earlier termination for certain reasons, Barton is obligated to make a severance payment to Mr. Goodman in an amount equal to 200% of his then base salary and 200% of the incentive compensation payable to him for Barton's fiscal year ended immediately prior to the date of termination, plus an amount equal to the base compensation, if any, remaining to be paid to Mr. Goodman for the years then remaining in the term of the Employment Agreement.

     Under the terms of a letter agreement with the Company, if Mr. Fetterman's employment with the Company is terminated by the Company for any reason, except gross misconduct, then he is entitled to receive from the Company biweekly severance payments equaling his then-current, biweekly, base gross compensation for a period of nine months from the date of his execution of a mutually acceptable separation agreement with the Company.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     The Compensation Committee of the Company's Board of Directors presently consists of Marvin Sands and George Bresler. During the Transition Period until January 26, 1996, Richard Sands was also a member of the Compensation Committee. Marvin Sands is the Chairman of the Board and serves in this capacity as the Company's senior executive officer. Richard Sands is the Company's President, Chief Executive Officer and a director. Mr. Bresler is a partner in the law firm of Rosner, Bresler, Goodman & Bucholz in New York, New York.

     By an Agreement dated December 20, 1990, the Company entered into a split-dollar agreement with a Trust established by Marvin Sands of which Robert Sands is Trustee. Pursuant to the Agreement, the Company pays the annual premium on an insurance policy (the "Policy") held in the Trust net of the amount paid by the Trust. The Trust pays the portion of the premium equal to the "economic benefit" to Marvin Sands calculated in accordance with the United States
Treasury Department rules then in effect. The Policy is a joint life policy payable upon the death of the second to die of the insureds, Marvin Sands and his wife Marilyn. The face value of the Policy is $5 million. Pursuant to the terms of the Trust, Richard Sands and Robert Sands (in his individual capacity) will each receive one-half of the proceeds of the Policy (less the reimbursement to the Company described below) if they survive Marvin Sands and Marilyn Sands. The amount of all premiums paid by the Company constitutes indebtedness from the Trust to the Company and is secured by a collateral assignment of the Policy. Upon the termination of the Agreement, whether by the death of the survivor of the insureds or the sooner cancellation of the Agreement, the Company is entitled to receive from the Trust the amount equal to the premiums which it has paid. The premium paid during the Transition Period with respect to this arrangement was $209,063; of this amount, the Trust paid $9,762, which amount represents the "economic benefit" to Marvin Sands.

     Richard Sands, along with Robert Sands and the Estate of Laurie Sands are the beneficial owners of a limited partnership which owns railroad cars. These cars are leased by the Company from the partnership at fair market rates. The Company's payments are offset to the extent that railroads using these cars reimburse the partnership for such use.

     George Bresler has in the past rendered legal services to the Company. It is expected that he will continue to render legal services to the Company as required by the Company.

ITEM 12.   SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

A.   Security Ownership of Certain Beneficial Owners

     The following tables, with notes thereto, set forth (i) the persons known to the Company to own beneficially more than 5% of the Company's Class A Stock or Class B Stock, (ii) the number of shares owned by them, and (iii) the percent of such class so owned, rounded to the nearest one-tenth of one percent (such information being based on information furnished by or on behalf of each person concerned). Unless otherwise noted, percentages of ownership are calculated on the basis of 16,300,136 shares of Class A Stock outstanding and 3,343,458 shares of Class B Stock outstanding on May 23, 1996.

     By virtue of a Stockholders Agreement among Richard Sands, Robert Sands and CWC Partnership-I ("CWCP-I") and by virtue of the partnership agreements governing CWCP-I and CWC Partnership-II ("CWCP-II"), Richard Sands, Robert Sands, CWCP-I, CWCP-II and the trust for the benefit of the grandchildren of Marvin and Marilyn Sands are a "group" under applicable regulations. The number of shares of Class A Stock and Class B Stock reflected in the tables for Marvin and Marilyn Sands (and the group) has been calculated as if Marvin and Marilyn Sands were also members of the group (collectively, the "Group"). Pursuant to applicable regulations, the Group is deemed to have beneficial ownership of all securities of the Company beneficially owned by the members of the Group.

     Each share of Class B Stock is convertible into one share of Class A Stock at any time at the option of the holder. The ownership information set forth in the Class A Stock table for the members of the Group excludes shares of Class A Stock issuable upon conversion of the Class B Stock because each member of the Group has advised the Company of having no plans to convert any Class B Stock into Class A Stock.

                            SHARES BENEFICIALLY OWNED

                                  CLASS A STOCK
                                  -------------

                                                                     PERCENT
    NAME AND ADDRESS OF            AMOUNT AND NATURE OF                OF
     BENEFICIAL OWNER              BENEFICIAL OWNERSHIP               CLASS
     ----------------              --------------------               -----
Marvin Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(3)            10.9%  (2)(3)
Marilyn Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(4)            10.9%  (2)(4)
Richard Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(5)            10.9%  (2)(5)
Robert Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(6)            10.9%  (2)(6)
CWC Partnership - I (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(7)            10.9%  (2)(7)
CWC Partnership - II (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(8)            10.9%  (2)(8)
Marilyn Sands, as Trustee
  under Irrevocable Declarations
  of Trust Nos. 3 and 4 (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350  (2)(9)            10.9%  (2)(9)
Richard Sands and Robert Sands,
  as Co-Trustees under
  Irrevocable Trust Agreement (1)
  116 Buffalo Street
  Canandaigua, NY  14424             1,774,350 (2)(10)            10.9% (2)(10)
Wellington Management Company (11)
  75 State Street
  Boston, MA  02109                  1,631,130 (11)               10.0% (11)
Mellon Bank Corporation and
  Subsidiaries (12)
  One Mellon Bank Center
  Pittsburgh, PA  15258              1,173,000 (12)                7.2% (12)

                                 CLASS B STOCK
                                 -------------

                                  AMOUNT AND NATURE         PERCENT
  NAME AND ADDRESS OF                    OF                   OF
  BENEFICIAL OWNER                BENEFICIAL OWNERSHIP       CLASS
  ----------------                --------------------       -----
Marvin Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (13)      84.9%   (13)
Marilyn Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (14)      84.9%   (14)
Richard Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (15)      84.9%   (15)
Robert Sands (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (16)      84.9%   (16)
Richard Sands and Robert Sands,
  as Co-Trustees under
  Irrevocable Trust Agreement (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (17)      84.9%   (17)
Marilyn Sands, as Trustee under
  Irrevocable Declarations of
  Trust Nos. 3 and 4 (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (18)      84.9%   (18)
CWC Partnership - I (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (19)      84.9%   (19)
CWC Partnership - II (1)
  116 Buffalo Street
  Canandaigua, NY  14424            2,838,371   (20)      84.9%   (20)


(1) Richard and Robert Sands are adult children of Marvin and Marilyn Sands. Laurie Sands, an adult child of Marvin and Marilyn Sands, died on March 9, 1995. On June 17, 1993, Richard Sands, Robert Sands and Laurie Sands entered into a Stockholders Agreement (the "Stockholders Agreement") which provided each with a right of first refusal to purchase, under certain circumstances, the shares of Class A Stock and Class B Stock owned by the others and which may be terminated only by the consent of all parties. On January 17, 1995, Richard Sands, Robert Sands and Laurie Sands each executed a consent, permitting Laurie Sands to transfer, free of all restrictions arising under the Stockholders Agreement, all of her shares of Class A and Class B Stock to CWCP-I, a New York partnership formed on January 17, 1995. The partners of CWCP-I are Richard Sands, Robert Sands and the Estate of Laurie Sands. See footnote (7) below. Also on January 17, 1995, CWCP-I agreed to be bound by the terms of the Stockholders Agreement. CWCP-II is a New York partnership which was formed on January 17, 1995, the partners of which are the Estate of Laurie Sands and The Robert Sands Descendants Trust. See footnote (8) below. Except with respect to the shares subject to the Stockholders Agreement, the shares owned by CWCP-I and CWCP-II and the shares subject to the Irrevocable Trust Agreement described in footnote (10) below, no member of the Group is required to consult with any other family member with respect to the voting or disposition of any shares of the Company and each such member of the Group disclaims beneficial ownership of each other's shares with respect to matters not governed by the Stockholders Agreement, the partnership agreements governing CWCP-I and CWCP-II or the Irrevocable Trust Agreement described in footnote (10) below.

(2) The number of shares and the percentage of ownership is exclusive of shares of Class A Stock issuable pursuant to the conversion feature of the Class B Stock beneficially owned by the members of the Group. If the shares of Class A Stock issuable upon conversion of Class B Stock were to be added to the amount in the table, the amount of Class A Stock beneficially owned by the Group would be 4,612,721 shares and the percentage of ownership would be 24.1% based upon 19,138,507 shares deemed outstanding pursuant to Rule 13-3(d)(1) under the Securities Exchange Act.

(3) Excluding the shares of Class A Stock beneficially owned as a result of his membership in the Group, Marvin Sands beneficially owns 805,444 shares of Class A Stock, which is 4.9% of such Class. This total includes 788,875 shares of Class A Stock owned by Mr. Sands' wife, Marilyn Sands. The 788,875 shares include 787,501 shares of Class A Stock in which Mrs. Sands owns a life estate and the remainder interest is held by Richard Sands, Robert Sands and CWCP-II. Mr. Sands disclaims beneficial ownership with respect to all shares owned by Marilyn Sands. Excluding the effect of his membership in the Group, and adding the 248,100 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock beneficially owned by Mr. Sands to his 805,444 shares of Class A Stock, the amount of Class A Stock beneficially owned by Mr. Sands would be 1,053,544 shares and the percentage of ownership would be 6.4%. These amounts include an aggregate of 146,250 shares of Class B Stock as to which Mr. Sands disclaims beneficial ownership. See Class B Stock table and footnotes (13) and (14) below.

(4) Excluding the shares of Class A Stock beneficially owned as a result of her membership in the Group, Marilyn Sands beneficially owns 788,875 shares of Class A Stock, which is 4.8% of such Class. With respect to 787,501 shares of the 788,875 shares, Marilyn Sands is the beneficial owner of a life estate which includes the right to receive income from and the power to vote and dispose of such shares. Excluding the effect of her membership in the Group, and adding the 146,250 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock beneficially owned by Marilyn Sands to her 788,875 shares of Class A Stock, the amount of Class A Stock beneficially owned by Mrs. Sands would be 935,125 shares and the percentage of ownership would be 5.7%. See Class B Stock table and footnotes (14) and
     (17) below. The 788,875 shares do not include 16,569 shares of Class A Stock owned by Marilyn Sands' husband, Marvin Sands. Marilyn Sands disclaims beneficial ownership of all such securities owned by Marvin Sands.

(5) Excluding the shares of Class A Stock beneficially owned as a result of his membership in the Group, Richard Sands beneficially owns 320,667 shares of Class A Stock or 2.0%. Mr. Sands is a managing partner of CWCP-I, which owns for its own account 308,951 shares of Class A Common Stock. Excluding the effect of his membership in the Group, and adding the 691,279 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock beneficially owned by Richard Sands to his 320,667 shares of Class A Stock, the amount of Class A Stock beneficially owned by Mr. Sands would be 1,011,946 shares and the percentage of ownership would be 6.0%. See Class B Stock table and footnote (15) below. None of the foregoing amounts include the remainder interest in 262,501 shares of Class A Stock owned by Richard Sands. The remainder interest is in 787,501 shares of Class A Stock; the life estate with respect to these shares is held by Marilyn Sands. The remainder interest is held by Richard Sands, Robert Sands and CWCP-II. See footnote (4) above. Richard Sands disclaims beneficial ownership with respect to such 262,501 shares.

(6) Excluding the shares of Class A Stock beneficially owned as a result of his membership in the Group, and excluding any ownership interest arising out of The Robert Sands Descendants Trust, Robert Sands beneficially owns 339,288 shares of Class A Stock or 2.1%. Such total includes an aggregate of 18,564 shares of Class A Stock owned by Mr. Sands' wife, individually and as custodian for their children. Robert Sands is a managing partner of CWCP-I, which owns for its own account 308,951 shares of Class A Common Stock. Excluding the effect of his membership in the Group and any ownership interest arising out of The Robert Sands Descendants Trust, and adding the 691,051 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock owned by Robert Sands to his 339,288 shares of Class

     A Stock, the amount of Class A Stock beneficially owned by Robert Sands would be 1,030,339 shares and the percentage of ownership would be 6.1%. See Class B Stock table and footnote (16) below. None of the foregoing amounts include the remainder interest in 259,849 shares of Class A Stock owned by Robert Sands. The remainder interest is in 787,501 shares of Class A Stock; the life estate with respect to these shares is held by Marilyn Sands. The remainder interest is held by Richard Sands, Robert Sands and CWCP-II. See footnote (4) above. Robert Sands disclaims beneficial ownership with respect to such 259,849 shares.

(7) As a result of capital contributions upon its formation on January 17, 1995, CWCP-I acquired 308,951 shares of Class A Stock, which represents 1.9% of the outstanding shares of Class A Stock as of May 23, 1996. The partners of CWCP-I are Richard Sands, Robert Sands and the Estate of Laurie Sands. Upon final settlement or earlier distribution, the partnership interests owned by the Estate of Laurie Sands will be distributed in accordance with Ms. Sands' Will to a marital trust for the benefit of Ms. Sands' husband, Andrew Stern, M.D., and to trusts for the benefit of Ms. Sands' children, Abigail and Zachary Stern. Excluding the effect of its membership in the Group, and adding the 678,964 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock held by CWCP-I to its 308,951 shares of Class A Stock, the amount of Class A Stock held by CWCP-I would be 987,915 shares and the percentage of ownership would be 5.8%. See Class B Stock table and footnote (19) below.

(8) Excluding the shares of Class A Stock beneficially owned as a result of its membership in the Group, CWCP-II beneficially owns no shares of Class A Stock. The partners of CWCP-II are the Estate of Laurie Sands and The Robert Sands Descendants Trust. Upon final settlement or earlier distribution, the partnership interests owned by the Estate of Laurie Sands will be distributed in accordance with Ms. Sands' Will to a marital trust for the benefit of Ms. Sands' husband, Andrew Stern, M.D., and to trusts for the benefit of Ms. Sands' children, Abigail and Zachary Stern. Excluding the effect of its membership in the Group, and adding the 22,727 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock owned by CWCP-II, the amount of Class A Stock held by CWCP-II would be 22,727 shares and the percentage of ownership would be 0.1%. See Class B Stock table and footnote (20) below. None of the foregoing amounts include the remainder interest in 265,151 shares of Class A Stock owned by CWCP-II as a result of capital contributions upon its formation. The remainder interest is in 787,501 shares of Class A Stock; the life estate with respect to these shares is held by Marilyn Sands. See footnote (4) above. The remainder interest is held by Richard Sands, Robert Sands and CWCP-II. CWCP-II disclaims beneficial ownership with respect to such 265,151 shares.

(9) Excluding the shares of Class A Stock beneficially owned as a result of their membership in the Group, and excluding the 141,750 shares of Class A Stock issuable pursuant to the conversion feature of the Class B Stock owned by the two Trusts, neither of the Trusts beneficially owns any shares of Class A Stock. If the 141,750 shares of Class A Stock issuable pursuant to the conversion feature of Class B Stock owned by the two Trusts were included, the amount of Class A Stock beneficially owned by the two Trusts would be 141,750 shares and the percentage of ownership would be 0.9%. See Class B Stock table and footnote (18) below.

(10) Excluding the shares of Class A Stock beneficially owned as a result of its membership in the Group, and excluding the 506,250 shares of Class A Stock issuable pursuant to the conversion feature of the Class B Stock owned by the Trust, the Trust beneficially owns no shares of Class A Stock. If the 506,250 shares of Class A Stock issuable pursuant to the conversion feature of the Class B Stock were included, the Trust would own 506,250 shares of Class A Stock and the percentage of ownership would be 3.0%. See Class B Stock table and footnote (17) below.

(11) The number of shares equals the number of shares of Class A Stock reported to be beneficially owned by Wellington Management Company ("WMC") for the month ended February 29, 1996 in its Schedule 13G (Amendment No. 2) dated March 5, 1996, filed with the Securities and Exchange Commission. The percentage of ownership reflected in the table is calculated on the basis of 16,300,136 shares of Class A Stock outstanding on May 23, 1996. In its
     Schedule 13G (Amendment No. 2), WMC reports that, in its capacity as investment advisor, it may be deemed the beneficial owner of 1,631,130 shares of Class A

     Stock of the Company which are owned by a variety of investment advisory clients of WMC, which clients are entitled to receive dividends and the proceeds from the sale of such shares. Further, WMC reports that no such client is known to have such interest with respect to more than five percent (5%) of the Class A Stock. WMC also reports that Wellington Trust Company, N.A. (BK) is the subsidiary of WMC which acquired the Class A Stock reported on by WMC. The Schedule 13G (Amendment No. 2) indicates that of the number of shares beneficially owned by WMC, WMC has shared voting power with respect to 1,147,890 shares and shared dispositive power with respect to 1,631,130 shares. WMC reported no sole voting or sole dispositive power with respect to the Class A Stock beneficially owned. For further information pertaining to WMC, reference should be made to WMC's
     Schedule 13G and Amendment Nos. 1 and 2 thereto filed with the Securities and Exchange Commission. With respect to the information in this Report on Form 10-K pertaining to shares of Class A Stock beneficially owned by WMC, the Company has relied solely on the information reported in WMC's Schedule 13G (Amendment No. 2) and has not independently verified WMC's beneficial ownership as of May 23, 1996.

(12) The number of shares equals the number of shares of Class A Stock reported to be beneficially owned by Mellon Bank Corporation, Mellon Bank, N.A. and The Dreyfus Corporation (collectively "Mellon") in their Schedule 13G dated January 26, 1996, filed with the Securities and Exchange Commission. The percentage of ownership reflected in the table is calculated on the basis of 16,300,136 shares of Class A Stock outstanding on May 23, 1996. The 13G reports that the shares reported on in the Schedule 13G are beneficially owned by Mellon Bank, N.A., Mellon Capital Management Corporation, The Dreyfus Corporation and Dreyfus Management, Inc., all of which are direct or indirect subsidiaries of Mellon Bank Corporation. The Schedule 13G reports that: Mellon Bank Corporation has sole voting power with respect to 1,173,000 shares, no shared voting power, sole dispositive power with respect to 65,000 shares and shared dispositive power with respect to 1,109,000 shares; Mellon Bank, N.A. has sole voting power with respect to
     1,160,000  shares,  no shared voting  power,  sole  dispositive  power with respect to 51,000 shares and shared dispositive power with respect to 1,109,000 shares; and The Dreyfus Corporation has sole voting power with respect to 1,109,000 shares, no shared voting power, no sole dispositive power and shared dispositive power with respect to 1,109,000 shares. The
     Schedule 13G also reports that all the securities are beneficially owned by Mellon Bank Corporation and direct or indirect subsidiaries in their various fiduciary capacities, and, as a result, another entity in every instance is entitled to dividends or proceeds of sale. The Schedule 13G reports that there are no individual accounts holding an interest of 5% or more of the Class A Stock. For further information pertaining to Mellon, reference should be made to their Schedule 13G filed with the Securities and Exchange Commission. With respect to the information in this Report on Form 10-K pertaining to shares of Class A Stock beneficially owned by Mellon, the Company has relied solely on the information reported in Mellon's Schedule 13G and has not independently verified Mellon's beneficial ownership as of May 23, 1996.

(13) Excluding the shares of Class B Stock beneficially owned as a result of his membership in the Group, Marvin Sands beneficially owns 248,100 shares of Class B Stock or 7.4%. These 248,100 shares include an aggregate of 141,750 shares of Class B Stock held by certain trusts for the benefit of Mr. Sands' wife and children. Such total also includes 4,500 shares of Class B Stock owned by his wife, Marilyn Sands. Mr. Sands disclaims beneficial ownership with respect to all such shares. The 248,100 shares do not include 506,250 shares of Class B Stock held in Trust under the Irrevocable Trust Agreement described in footnote (17) below.

(14) Excluding the shares of Class B Stock beneficially owned as a result of her membership in the Group, Marilyn Sands beneficially owns 146,250 shares of Class B Stock or 4.4%. These 146,250 shares include 141,750 shares of Class B Stock held by two Trusts, of which Marilyn Sands is the trustee and a beneficiary. See footnote (18) below. The 146,250 shares do not include 101,850 shares of Class B Stock owned by Marvin Sands. The 146,250 shares also do not include 506,250 shares of Class B Stock held in Trust under the Irrevocable Trust Agreement described in footnote (17) below.

(15) Excluding the shares of Class B Stock beneficially owned as a result of his membership in the Group, Richard Sands beneficially owns 691,279 shares of Class B Stock or 20.7 %. This total does not include the 506,250 shares of Class B Stock held in Trust under the Irrevocable Trust Agreement described in footnote (17) below nor the 678,964 shares of Class B Stock owned by CWCP-I, of which Richard Sands is a managing partner. See footnote (19) below.

(16) Excluding the shares of Class B Stock beneficially owned as a result of his membership in the Group, and excluding his interest arising out of the Robert Sands Descendants Trust, Robert Sands beneficially owns 691,051 shares of Class B Stock or 20.7%. This total does not include the 506,250 shares of Class B Stock held in Trust under the Irrevocable Trust Agreement described in footnote (17) below nor the 678,964 shares of Class B Stock owned by CWCP-I, of which Robert Sands is a managing partner. See footnote
     (19) below.

(17) Excluding the shares of Class B Stock beneficially owned as a result of its membership in the Group, 506,250 shares of Class B Stock, or 15.1%, are owned by a Trust created by Marvin Sands under the terms of an Irrevocable Trust Agreement dated November 18, 1987 (the "Trust"). The Trust is for the benefit of the present and future grandchildren of Marvin and Marilyn Sands. The Co-Trustees of the Trust are Richard Sands and Robert Sands. Unanimity of the Co-Trustees is required with respect to voting and disposing of the Class B Stock owned by the Trust. Each of Richard Sands and Robert Sands, in his individual capacity, disclaims beneficial ownership with respect to all such shares owned by the Trust. Each of Marvin Sands and Marilyn Sands also disclaims beneficial ownership with respect to all such shares owned by the Trust.

(18) Excluding the shares of Class B Stock beneficially owned as a result of their membership in the Group, the two Trusts own in the aggregate 141,750 shares of Class B Stock. Neither of these Trusts individually owns more than 5% of the outstanding shares of Class B Stock.

(19) Excluding the shares of Class B Stock beneficially owned as a result of its membership in the Group, and as a result of capital contributions upon its formation on January 17, 1995, CWCP-I owns 678,964 shares of Class B Stock, which represents 20.3% of the outstanding shares of Class B Stock as of May 23, 1996. The partners of CWCP-I are Richard Sands, Robert Sands and the Estate of Laurie Sands. Upon final settlement or earlier distribution, the partnership interests owned by the Estate of Laurie Sands will be distributed in accordance with Ms. Sands' Will to a marital trust for the benefit of Ms. Sands' husband, Andrew Stern, M.D., and to trusts for the benefit of Ms. Sands' children, Abigail and Zachary Stern.

(20) Excluding the shares of Class B Stock beneficially owned as a result of its membership in the Group, and as a result of capital contributions upon its formation on January 17, 1995, CWCP-II owns 22,727 shares of Class B Stock or 0.7% of the outstanding shares of Class B Stock as of May 23, 1996. The partners of CWCP-II are the Estate of Laurie Sands and The Robert Sands Descendants Trust. Upon final settlement or earlier distribution, the partnership interests owned by the Estate of Laurie Sands will be distributed in accordance with Ms. Sands' Will to a marital trust for the benefit of Ms. Sands' husband, Andrew Stern, M.D., and to trusts for the benefit of Ms. Sands' children, Abigail and Zachary Stern.

B.   Security Ownership of Management

     The information appearing in the following table and in the notes thereto has been furnished to the Company by the current directors and executive officers of the Company. Unless otherwise indicated, the named individual has sole power and investment discretion with respect to the shares attributed to him.

                                      SHARES OF STOCK
                                  BENEFICIALLY OWNED AS OF        PERCENT OF
        NAME                            MAY 23, 1996               CLASS (1)
- - --------------------------------------------------------------------------------
Marvin Sands (2)                      1,774,350                   10.9%   (2)
                                      Class A Stock (2)
                                      2,838,371                   84.9%   (2)
                                      Class B Stock (2)
- - --------------------------------------------------------------------------------
Richard Sands (2)                     1,774,350                   10.9%   (2)
                                      Class A Stock (2)
                                      2,838,371                   84.9%   (2)
                                      Class B Stock (2)
- - --------------------------------------------------------------------------------
Robert Sands (2)                      1,774,350                   10.9%   (2)
                                      Class A Stock (2)
                                      2,838,371                   84.9%   (2)
                                      Class B Stock (2)
- - --------------------------------------------------------------------------------
George Bresler                        10,000                       (3)
                                      Class A Stock
                                      0                             __
                                      Class B Stock
- - --------------------------------------------------------------------------------
Lynn Fetterman                        4,404 (4)                    (4)
                                      Class A Stock
                                      0                             __
                                      Class B Stock
- - --------------------------------------------------------------------------------
Ellis Goodman                         259,680 (5)                  1.6%  (5)
                                      Class A Stock
                                      0                             __
                                      Class B Stock
- - --------------------------------------------------------------------------------
James A. Locke, III                   3,082 (6)                     (6)
                                      Class A Stock
                                      33                            (6)
                                      Class B Stock
- - --------------------------------------------------------------------------------
Bertram E. Silk                       4,725 (7)                     (7)
                                      Class A Stock
                                      1,125                         (7)
                                      Class B Stock
- - --------------------------------------------------------------------------------
All Directors and Executive Officers
as a Group                            2,056,241 (8)               12.6%  (8)
(9 persons)                           Class A Stock
                                      2,839,529 (9)               84.9%  (9)
                                      Class B Stock
- - --------------------------------------------------------------------------------
(1)  Unless  otherwise  noted,  percentages  of ownership are  calculated on the basis 16,300,136  shares of Class A Stock  outstanding and 3,343,458 shares of Class B Stock outstanding on May 23, 1996.

(2) See information, tables and footnotes under "Security Ownership of Certain Beneficial Owners" above in this Item 12.

(3) The percentage of the Class A Stock beneficially owned by Mr. Bresler does not exceed one percent of such Class.

(4) The number of shares of Class A Stock includes presently exercisable options to purchase up to 2,500 shares of Class A Stock. The percentage of the Class A Stock beneficially owned by Mr. Fetterman does not exceed one percent of such Class.

(5) Includes 34,680 shares owned of record by the Gillian and Ellis Goodman Foundation (the "Foundation"). Mr. Goodman is president of the Foundation with full voting power with respect to the shares and disclaims beneficial ownership of such shares.

(6) The number of shares of Class A Stock includes presently exercisable options to purchase up to 3,000 shares of Class A Stock and 33 shares of Class A Stock issuable pursuant to the conversion feature of the Company's Class B Stock owned by Mr. Locke. The percentage of the Class A Stock beneficially owned by Mr. Locke does not exceed one percent of such Class. The percentage of Class B Stock beneficially owned by Mr. Locke does not exceed one percent of such Class.

(7) The number of shares of Class A Stock includes 1,125 shares of Class A Stock issuable pursuant to the conversion feature of the Company's Class B Stock owned by Mr. Silk. The percentage of the Class A Stock beneficially owned by Mr. Silk does not exceed one percent of such Class. The percentage of the Class B Stock beneficially owned by Mr. Silk does not exceed one percent of such Class.

(8) The percentage of ownership of all executive officers and directors as a group is based on 16,306,794 shares of Class A Stock deemed outstanding pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act. The amount in the table includes presently exercisable options to purchase up to 5,500 shares of Class A Stock and 1,158 shares of Class A Stock issuable to members of the group pursuant to the conversion feature of Class B Stock into Class A Stock, but excludes shares of Class A Stock issuable to Marvin Sands, Richard Sands and Robert Sands pursuant to the conversion feature of Class B Stock beneficially owned by them. If such shares of Class A Stock were to be added to the amount in the table, the amount of Class A Stock beneficially owned by all executive officers and directors as a group would be 4,894,612 shares and the percentage of ownership would be 25.6%, based upon 19,145,165 shares deemed outstanding pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act. (See information, table and footnotes under "Security Ownership of Certain Beneficial Owners" above in this Item 12.)

(9) See information, table and footnotes under "Security Ownership of Certain Beneficial Owners" above in this Item 12.

ITEM 13.   CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     Pursuant to the terms of the Stock Purchase Agreement, Ellis Goodman, the Gillian and Ellis Goodman Foundation, and certain trusts established for the benefit of Mr. Goodman's children (collectively, the "Goodman Recipients") have received, since 1993, cash payments aggregating $72,559,782. Under the Stock Purchase Agreement, the Goodman Recipients also received an aggregate of 673,021 shares of the Company's Class A Stock. On November 29, 1996, the Goodman Recipients are entitled to receive additional payments upon the satisfaction by Barton of certain performance goals.

     Pursuant to the terms of the Stock Purchase Agreement, certain trusts established for the benefit of Sir Harry Solomon and his wife and children
(collectively, the "Trusts") have received, since 1993, cash payments aggregating $17,393,676. Under the Stock Purchase Agreement, the Trusts also received an aggregate of 161,334 shares of the Company's Class A Stock. On November 29, 1996, the Trusts are entitled to receive additional payments upon the satisfaction by Barton of certain performance goals. (Sir Harry Solomon is a former director of the Company and served in that capacity during a portion of the Transition Period.)

     By an Agreement dated August 12, 1988, Barton entered into a split-dollar insurance agreement with a trust established by Ellis M. Goodman of which Gillian Goodman and Edwin H. Goldberger are the trustees. Pursuant to the Agreement, Barton pays the annual premium on an insurance policy (the "Goodman Policy") held in the trust. The Goodman Policy is a single life policy payable upon the death of Mr. Goodman. The face value of the Goodman Policy is $1 million. The amount of all premiums paid by Barton is secured by an assignment of certain rights in the Policy. Upon the termination of the Agreement, whether by the death of Mr. Goodman or the sooner cancellation of the Agreement, Barton is entitled to receive an amount equal to the premiums which it has paid. The premium paid during fiscal year 1995 with respect to this Agreement was $19,370. No premium amount was paid during the Transition Period.

     Under the terms of a letter agreement between Daniel Barnett and the Company, if Mr. Barnett's employment with the Company is terminated without cause or if he is demoted or his responsibilities are materially diminished, in either case without cause, and that results in his voluntary resignation from the Company within 30 days thereof, then he will be entitled to receive from the Company severance payments equal to his then current base compensation for a period of 12 months. Further, stock options granted to Mr. Barnett to purchase up to 40,000 shares of the Company's Class A Stock shall, to the extent not then exercisable, become immediately exercisable, provided that such options shall have been held for at least six months from the date of grant.

     Richard Sands, Robert Sands and the Estate of Laurie Sands are the beneficial owners of a limited partnership which owns railroad cars. These cars are leased by the Company from the partnership at fair market rates. The Company's payments are offset to the extent that railroads using these cars reimburse the partnership for such use.

     James A. Locke, III, a director of the Company, is a partner in the law firm of Nixon, Hargrave, Devans and Doyle LLP, Rochester, New York, the Company's principal outside counsel.

                                     PART IV


ITEM 14.   EXHIBITS, FINANCIAL STATEMENT SCHEDULES, AND REPORTS ON FORM 8-K

(a)  1.   Financial Statements

          The following consolidated financial statements of the Company are submitted herewith:

               Report of Independent Public Accountants

               Consolidated Balance Sheets - February 29, 1996, February 28, 1995 (unaudited), August 31, 1995, and 1994

               Consolidated Statements of Income for the six months ended February 29, 1996 and February 28, 1995 (unaudited) and for the years ended August 31, 1995, 1994 and 1993

               Consolidated Statements of Changes in Stockholders' Equity for the six months ended February 29, 1996 and for the years ended August 31, 1995, 1994 and 1993

               Consolidated Statements of Cash Flows for the six months ended February 29, 1996 and February 28, 1995 (unaudited) and for the years ended August 31, 1995, 1994 and 1993

               Notes to Consolidated Financial Statements

     2.   Financial Statement Schedules

          The  following   consolidated   financial   information  is  submitted
          herewith:

               Selected Financial Data

               Selected Quarterly Financial Information (Unaudited)

All other schedules are not submitted because they are not applicable or not required under Regulation S-X or because the required information is included in the financial statements or notes thereto.

Individual financial statements of the Registrant have been omitted because the Registrant is primarily an operating company and no subsidiary included in the consolidated financial statements has minority equity interests and/or non-current indebtedness, not guaranteed by the Registrant, in excess of 5% of total consolidated assets.

     3.   Exhibits required to be filed by Item 601 of Regulation S-K

          The following exhibits are filed herewith or incorporated herein by reference, as indicated:

          2.1 Asset Purchase Agreement dated August 2, 1991 between the Registrant and Guild Wineries and Distilleries, as assigned to an acquiring subsidiary (filed as Exhibit 2(a) to the Registrant's Report on Form 8-K dated October 1, 1991 and incorporated herein by reference).

          2.2 Stock Purchase Agreement dated April 27, 1993 among the Registrant, Barton Incorporated and the stockholders of Barton Incorporated, Amendment No. 1 to Stock Purchase Agreement dated May 3, 1993, and Amendment No. 2 to Stock Purchase Agreement dated June 29, 1993 (filed as Exhibit 2(a) to the Registrant's Current Report on Form 8-K dated June 29, 1993 and incorporated herein by reference).

          2.3 Asset Sale Agreement dated September 14, 1993 between the Registrant and Vintners International Company, Inc. (filed as
               Exhibit 2(a) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          2.4 Amendment dated as of October 14, 1993 to Asset Sale Agreement dated as of September 14, 1993 by and between Vintners International Company, Inc. and the Registrant (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          2.5 Amendment No. 2 dated as of January 18, 1994 to Asset Sale Agreement dated as of September 14, 1993 by and between Vintners International Company, Inc. and the Registrant (filed as Exhibit
               2.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended February 28, 1994 and incorporated herein by reference).

          2.6  Asset  Purchase  Agreement  dated  August  3,  1994  between  the
               Registrant and Heublein, Inc. (filed as Exhibit 2(a) to the Registrant's Current Report on Form 8-K dated August 5, 1994 and incorporated herein by reference).

          2.7 Amendment dated November 8, 1994 to Asset Purchase Agreement between Heublein, Inc. and Registrant (filed as Exhibit 2.2 to the Registrant's Registration Statement on Form S-3 (Amendment No. 2) (Registration No. 33-55997) filed with the Securities and Exchange Commission on November 8, 1994 and incorporated herein by reference).

          2.8 Amendment dated November 18, 1994 to Asset Purchase Agreement between Heublein, Inc. and the Registrant (filed as Exhibit 2.8 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1994 and incorporated herein by reference).

          2.9 Amendment dated November 30, 1994 to Asset Purchase Agreement between Heublein, Inc. and the Registrant (filed as Exhibit 2.9 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1994 and incorporated herein by reference).

          2.10 Asset Purchase Agreement among Barton Incorporated (a wholly-owned subsidiary of the Registrant), United Distillers Glenmore, Inc., Schenley Industries, Inc., Medley Distilling Company, United Distillers Manufacturing, Inc., and The Viking Distillery, Inc., dated August 29, 1995 (filed as Exhibit 2(a) to the Registrant's Current Report on Form 8-K, dated August 29, 1995 and incorporated herein by reference).

          3.1 Restated Certificate of Incorporation of the Registrant (filed herewith).

          3.2  Amended and Restated By-laws of the Registrant  (filed as Exhibit
               3.2 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          4.1 Specimen of Certificate of Class A Common Stock of the Company (filed as Exhibit 1.1 to the Registrant's Registration Statement on Form 8-A dated April 28, 1992 and incorporated herein by reference).

          4.2 Specimen of Certificate of Class B Common Stock of the Company (filed as Exhibit 1.2 to the Registrant's Registration Statement on Form 8-A dated April 28, 1992 and incorporated herein by reference).

          4.3 Indenture dated as of December 27, 1993 among the Registrant, its Subsidiaries and Chemical Bank (filed as Exhibit 4.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1993 and incorporated herein by reference).

          4.4 First Supplemental Indenture dated as of August 3, 1994 among the Registrant, Canandaigua West, Inc. and Chemical Bank (filed as
               Exhibit 4.5 to the Registrant's Registration Statement on Form S-8 (Registration No. 33-56557) and incorporated herein by reference).

          4.5 Second Supplemental Indenture dated August 25, 1995, among the Registrant, V Acquisition Corp. (a subsidiary of the Registrant now known as The Viking Distillery, Inc.) and Chemical Bank (filed as Exhibit 4.5 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1995 and incorporated herein by reference).

          10.1 The Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Appendix B of the Company's Definitive Proxy Statement dated December 23, 1987 and incorporated herein by reference).

          10.2 Amendment No. 1 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.1 to the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 1992 and incorporated herein by reference).

          10.3 Amendment No. 2 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 28 to the Company's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1992 and incorporated herein by reference).

          10.4 Amendment No. 3 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.4 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.5 Amendment No. 4 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1993 and incorporated herein by reference).

          10.6 Amendment No. 5 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended February 28, 1994 and incorporated herein by reference).

          10.7 Amendment No. 6 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.7 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1995 and incorporated herein by reference).

          10.8 Amendment No. 7 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed herewith).

          10.9 Employment Agreement between Barton Incorporated and Ellis M. Goodman dated as of October 1, 1991 as amended by Amendment to Employment Agreement between Barton Incorporated and Ellis M. Goodman dated as of June 29, 1993 (filed as Exhibit 10.5 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.10Barton Incorporated  Management  Incentive Plan (filed as Exhibit
               10.6 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.11Ellis M.  Goodman  Split  Dollar  Insurance  Agreement  (filed as
               Exhibit 10.7 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.12Barton Brands, Ltd. Deferred  Compensation Plan (filed as Exhibit
               10.8 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.13Marvin Sands Split Dollar  Insurance  Agreement (filed as Exhibit
               10.9 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.14Amendment  and  Restatement  dated as of June 29,  1993 of Credit
               Agreement among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K dated June 29, 1993 and incorporated herein by reference).

          10.15Amendment  No. 1 dated as of October  15, 1993 to  Amendment  and
               Restatement dated as of June 29, 1993 of Credit Agreement among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(c) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          10.16Senior Subordinated Loan Agreement dated as of October 15, 1993 among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(d) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          10.17Second  Amendment and  Restatement  dated as of August 5, 1994 of
               Amendment and Restatement of Credit Agreement dated as of June 29, 1993 among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K dated August 5, 1994 and incorporated herein by reference).

          10.18Amendment No. 1 (dated as of August 5, 1994) to Second Amendment and Restatement dated as of August 5, 1994 of Amendment and Restatement of Credit Agreement dated as of June 29, 1993 among the Registrant, its subsidiaries and certain banks for which The Chase

               Manhattan  Bank  (National  Association)  acts as agent (filed as
               Exhibit 10.16 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1994 and incorporated herein by reference).

          10.19Third  Amended  and  Restated   Credit   Agreement   between  the
               Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent, dated as of September 1, 1995 (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K, dated August 29, 1995 and incorporated herein by reference).

          10.20Amendment  No. 1, dated as of December 20, 1995, to Third Amended and Restated Credit Agreement between the Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent (filed as Exhibit 10.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          10.21Amendment  No. 2, dated as of January 10, 1996,  to Third Amended and Restated Credit Agreement between the Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent (filed as Exhibit 10.2 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          10.22Letter   agreement,   addressing   compensation,    between   the
               Registrant  and Lynn  Fetterman,  dated  March 22, 1990 (filed as
               Exhibit 10.3 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          10.23Letter  agreement,  effective as of October 7, 1995,  as amended,
               addressing  compensation,   between  the  Registrant  and  Daniel
               Barnett (filed herewith).

          10.24Amendment  No. 3, dated as of May 17, 1996,  to Third Amended and
               Restated Credit Agreement between the Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent (filed herewith).

          11.1 Statement of Computation of Per Share Earnings (filed herewith).

          21.1 Subsidiaries of Registrant (filed herewith).

          23.1 Consent of Arthur Andersen LLP (filed herewith).

          27.1 Financial Data Schedule (filed herewith).

(b)  Reports on Form 8-K

     No Current Reports on Form 8-K were filed with the Securities and Exchange Commission during the three months ended February 29, 1996.

                                   SIGNATURES

     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      CANANDAIGUA WINE COMPANY, INC.


Dated:   May 29, 1996            By:  /s/  Richard Sands
                                      -----------------------------
                                      Richard Sands, President and Chief
                                      Executive Officer


     Pursuant to the requirements of the Securities Exchange Act of 1934, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


/s/  Richard Sands                  /s/  Lynn K.Fetterman
- - -------------------------------     ------------------------------
Richard Sands, President, Chief     Lynn K. Fetterman, Senior Vice President and
Executive Officer and Director      Chief Financial Officer (Principal Financial
(Principal Executive Officer )      and Principal Accounting Officer)
Dated:  May 29, 1996                Dated:  May 29, 1996


/s/  Marvin Sands                   /s/  Robert Sands
- - -------------------------------     -------------------------------
Marvin Sands, Chairman of the       Robert Sands, Director
Board                               Dated:  May 29, 1996
Dated:  May 29, 1996


/s/  George Bresler                 /s/  James A. Locke,III
- - -------------------------------     ------------------------------
George Bresler, Director            James A. Locke, III, Director
Dated:  May 29, 1996                Dated:  May 29, 1996


/s/  Bertram E. Silk
- - -------------------------------
Bertram E. Silk, Director
Dated:  May 29, 1996

                                INDEX TO EXHIBITS

EXHIBIT NO.

          2.1 Asset Purchase Agreement dated August 2, 1991 between the Registrant and Guild Wineries and Distilleries, as assigned to an acquiring subsidiary (filed as Exhibit 2(a) to the Registrant's Report on Form 8-K dated October 1, 1991 and incorporated herein by reference).

          2.2 Stock Purchase Agreement dated April 27, 1993 among the Registrant, Barton Incorporated and the stockholders of Barton Incorporated, Amendment No. 1 to Stock Purchase Agreement dated May 3, 1993, and Amendment No. 2 to Stock Purchase Agreement dated June 29, 1993 (filed as Exhibit 2(a) to the Registrant's Current Report on Form 8-K dated June 29, 1993 and incorporated herein by reference).

          2.3 Asset Sale Agreement dated September 14, 1993 between the Registrant and Vintners International Company, Inc. (filed as
               Exhibit 2(a) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          2.4 Amendment dated as of October 14, 1993 to Asset Sale Agreement dated as of September 14, 1993 by and between Vintners International Company, Inc. and the Registrant (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          2.5 Amendment No. 2 dated as of January 18, 1994 to Asset Sale Agreement dated as of September 14, 1993 by and between Vintners International Company, Inc. and the Registrant (filed as Exhibit
               2.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended February 28, 1994 and incorporated herein by reference).

          2.6  Asset  Purchase  Agreement  dated  August  3,  1994  between  the
               Registrant and Heublein, Inc. (filed as Exhibit 2(a) to the Registrant's Current Report on Form 8-K dated August 5, 1994 and incorporated herein by reference).

          2.7 Amendment dated November 8, 1994 to Asset Purchase Agreement between Heublein, Inc. and Registrant (filed as Exhibit 2.2 to the Registrant's Registration Statement on Form S-3 (Amendment No. 2) (Registration No. 33-55997) filed with the Securities and Exchange Commission on November 8, 1994 and incorporated herein by reference).

          2.8 Amendment dated November 18, 1994 to Asset Purchase Agreement between Heublein, Inc. and the Registrant (filed as Exhibit 2.8 to the

               Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1994 and incorporated herein by reference).

          2.9 Amendment dated November 30, 1994 to Asset Purchase Agreement between Heublein, Inc. and the Registrant (filed as Exhibit 2.9 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1994 and incorporated herein by reference).

          2.10 Asset Purchase Agreement among Barton Incorporated (a wholly-owned subsidiary of the Registrant), United Distillers Glenmore, Inc., Schenley Industries, Inc., Medley Distilling Company, United Distillers Manufacturing, Inc., and The Viking Distillery, Inc., dated August 29, 1995 (filed as Exhibit 2(a) to the Registrant's Current Report on Form 8-K, dated August 29, 1995 and incorporated herein by reference).

          3.1 Restated Certificate of Incorporation of the Registrant (filed herewith).

          3.2  Amended and Restated By-laws of the Registrant  (filed as Exhibit
               3.2 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          4.1 Specimen of Certificate of Class A Common Stock of the Company (filed as Exhibit 1.1 to the Registrant's Registration Statement on Form 8-A dated April 28, 1992 and incorporated herein by reference).

          4.2 Specimen of Certificate of Class B Common Stock of the Company (filed as Exhibit 1.2 to the Registrant's Registration Statement on Form 8-A dated April 28, 1992 and incorporated herein by reference).

          4.3 Indenture dated as of December 27, 1993 among the Registrant, its Subsidiaries and Chemical Bank (filed as Exhibit 4.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1993 and incorporated herein by reference).

          4.4 First Supplemental Indenture dated as of August 3, 1994 among the Registrant, Canandaigua West, Inc. and Chemical Bank (filed as
               Exhibit 4.5 to the Registrant's Registration Statement on Form S-8 (Registration No. 33-56557) and incorporated herein by reference).

          4.5 Second Supplemental Indenture dated August 25, 1995, among the Registrant, V Acquisition Corp. (a subsidiary of the Registrant now known as The Viking Distillery, Inc.) and Chemical Bank (filed as Exhibit 4.5 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1995 and incorporated herein by reference).

          10.1 The Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Appendix B of the Company's Definitive Proxy Statement dated December 23, 1987 and incorporated herein by reference).

          10.2 Amendment No. 1 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.1 to the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 1992 and incorporated herein by reference).

          10.3 Amendment No. 2 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 28 to the Company's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1992 and incorporated herein by reference).

          10.4 Amendment No. 3 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.4 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.5 Amendment No. 4 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1993 and incorporated herein by reference).

          10.6 Amendment No. 5 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended February 28, 1994 and incorporated herein by reference).

          10.7 Amendment No. 6 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed as Exhibit 10.7 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1995 and incorporated herein by reference).

          10.8 Amendment No. 7 to the Canandaigua Wine Company, Inc. Stock Option and Stock Appreciation Right Plan (filed herewith).

          10.9 Employment Agreement between Barton Incorporated and Ellis M. Goodman dated as of October 1, 1991 as amended by Amendment to Employment Agreement between Barton Incorporated and Ellis M. Goodman dated as of June 29, 1993 (filed as Exhibit 10.5 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.10Barton Incorporated  Management  Incentive Plan (filed as Exhibit
               10.6 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.11Ellis M.  Goodman  Split  Dollar  Insurance  Agreement  (filed as
               Exhibit 10.7 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.12Barton Brands, Ltd. Deferred  Compensation Plan (filed as Exhibit
               10.8 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.13Marvin Sands Split Dollar  Insurance  Agreement (filed as Exhibit
               10.9 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1993 and incorporated herein by reference).

          10.14Amendment  and  Restatement  dated as of June 29,  1993 of Credit
               Agreement among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K dated June 29, 1993 and incorporated herein by reference).

          10.15Amendment  No. 1 dated as of October  15, 1993 to  Amendment  and
               Restatement dated as of June 29, 1993 of Credit Agreement among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(c) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          10.16Senior Subordinated Loan Agreement dated as of October 15, 1993 among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(d) to the Registrant's Current Report on Form 8-K dated October 15, 1993 and incorporated herein by reference).

          10.17Second  Amendment and  Restatement  dated as of August 5, 1994 of
               Amendment and Restatement of Credit Agreement dated as of June 29, 1993 among the Registrant, its subsidiaries and certain banks for which The Chase Manhattan Bank (National Association) acts as agent (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K dated August 5, 1994 and incorporated herein by reference).

          10.18Amendment No. 1 (dated as of August 5, 1994) to Second Amendment and Restatement dated as of August 5, 1994 of Amendment and Restatement of Credit Agreement dated as of June 29, 1993 among the Registrant, its subsidiaries and certain banks for which The Chase

               Manhattan  Bank  (National  Association)  acts as agent (filed as
               Exhibit 10.16 to the Registrant's Annual Report on Form 10-K for the fiscal year ended August 31, 1994 and incorporated herein by reference).

          10.19Third  Amended  and  Restated   Credit   Agreement   between  the
               Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent, dated as of September 1, 1995 (filed as Exhibit 2(b) to the Registrant's Current Report on Form 8-K, dated August 29, 1995 and incorporated herein by reference).

          10.20Amendment  No. 1, dated as of December 20, 1995, to Third Amended and Restated Credit Agreement between the Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent (filed as Exhibit 10.1 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          10.21Amendment  No. 2, dated as of January 10, 1996,  to Third Amended and Restated Credit Agreement between the Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent (filed as Exhibit 10.2 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          10.22Letter   agreement,   addressing   compensation,    between   the
               Registrant  and Lynn  Fetterman,  dated  March 22, 1990 (filed as
               Exhibit 10.3 to the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 1995 and incorporated herein by reference).

          10.23Letter  agreement,  effective as of October 7, 1995,  as amended,
               addressing  compensation,   between  the  Registrant  and  Daniel
               Barnett (filed herewith).

          10.24Amendment  No. 3, dated as of May 17, 1996,  to Third Amended and
               Restated Credit Agreement between the Registrant, its principal operating subsidiaries, and certain banks for which The Chase Manhattan Bank (National Association) acts as Administrative Agent (filed herewith).

          11.1 Statement of Computation of Per Share Earnings (filed herewith).

          21.1 Subsidiaries of Registrant (filed herewith).

          23.1 Consent of Arthur Andersen LLP (filed herewith).

          27.1 Financial Data Schedule (filed herewith).